As filed with the Securities and Exchange Commission on 9/6/2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

June 30, 2013 www.kineticsfunds.com

# Semi-Annual Report

The **Internet** Fund

The **Global** Fund

The **Paradigm** Fund

The **Medical** Fund

The **Small Cap Opportunities** Fund

The **Market Opportunities** Fund

The **Alternative Income** Fund

The **Multi-Disciplinary** Fund

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Mutual Funds, Inc.

KINETICS MUTUAL FUNDS, INC. Table of Contents June 30, 2013

KINETICS MUTUAL FUNDS, INC. Shareholders’ Letter

Dear Fellow Shareholders:

We are pleased to present the Kinetics Mutual Funds (“Funds”) Semi-Annual Report for the six-month period ended June 30, 2013. The investment team at Kinetics Asset Management LLC (“Kinetics”) has always followed a distinctly bottom-up value oriented investment strategy. By definition, this process emphasizes the fundamentals of each individual company within the portfolio over the prevailing macroeconomic factors. We remain constructive on the investment prospects for the Funds with respect to valuations combined with operating expectations, but remain cognizant of the fact that accommodative fiscal policies have likely been a boon to equity valuations. That being said, the Funds appreciated as follows during the first half of the year: The Paradigm Fund +20.55%, The Multi-Disciplinary Fund +0.63%, The Small Cap Opportunities Fund +28.33%, The Market Opportunities Fund +22.27%, The Internet Fund +15.63%, The Medical Fund +24.86%, The Alternative Income Fund +1.65% and The Global Fund +9.34%. This compares to returns of 13.82% for the S&P 500 Index and 6.05% for the MSCI All Country World Index.

Academics and modern investors often seek to add complexity to the investment process, whether it is through attempts at precise financial modeling or complex algorithmic analysis of revenue and earnings trends. We find little value in such approaches; in fact, we have always strived to simplify the investment process. This involves focusing on businesses and industries that have reasonably predictable operating characteristics and are easily understandable if one takes the time to look closely. Consider Howard Hughes Corporation (“HHC”), which is a top holding in several of the Funds. HHC is a real estate development company with assets in some of the most desirable locations in the United States including Honolulu, Hawaii and Manhattan, New York. These properties are in varying stages of development, and therefore the company is generating far less cash flow than it will once the development process is complete. However, it is clear from even a cursory review of their properties that the company’s current market capitalization, while significantly higher than it was six months ago, does not reflect the intrinsic value of the business. We are content to own shares of HHC and wait patiently for other investors appreciate the future cash flow profile of the company.

The HHC example highlights another distinct element of our investment process: extending our investment time horizon. Just as the preponderance of investors are seeking to add complexity to the investment process, many of these individuals are similarly short-term oriented and attempt to forecast precise quarterly earnings or monthly sales figures (and trade based on those near-term data). We view equity investing no differently than one might view the purchase of an entire private business—accordingly we are far more concerned with the long-term, sustainable cash flow that a company can generate than we are with a quarterly accounting statement. It does not require any exceptional insight to appreciate the value potential that HHC offers; however, many investors are driven by near-term, artificial investment horizons and therefore are unwilling or unable to purchase shares without a tangible catalyst. We view this as an advantage for our investment team and other likeminded value investors.

An additional element of our investment process that is particularly pertinent in the current investment environment, and that we believe distinguishes us from most peers, is our equal focus devoted to qualitative and quantitative factors. The aforementioned mainstream investors devote most, if not all of the investment discovery process to quantitative analysis. For instance, these investors commonly run quantitative screens to focus upon companies with a low multiple of cash flow to enterprise value. We are wary of such quantitative screens for two primary reasons: 1) the numbers only tell half the story, and 2) presumably many hundreds or thousands of other investors are running similar screens. Revisiting our investment in HHC once again, any type of purely quantitative screen would fail to identify the company for investment, as it has yet to generate its potential cash flows and values many of its assets well below our estimation of replacement value.

The Funds are all managed utilizing the distinct process briefly described above; we believe this will allow us to generate attractive absolute returns going forward. We further have confidence that it requires a unique approach to achieve the extraordinary results we seek.

Shareholders can continue to access additional information from our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, conference call transcripts, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following funds to investors:

The Paradigm Fund focuses on companies that are valued attractively and currently have, or are expected to soon have, sustainable high business returns. The Fund has produced attractive returns since its inception in an environment that should be described as difficult for equity investors. The Paradigm Fund is Kinetics’ flagship fund.

The Multi-Disciplinary Fund seeks to utilize stock options and fixed-income investments in order to provide investors with equity-like returns, but with more muted volatility. At times, the options strategies of the Fund may cause the manager to purchase equity securities.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long-term investment results. The same investment fundamentals employed by The Paradigm Fund are used to identify such opportunities.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.

The Internet Fund is a sector fund that focuses on companies engaged in the evolution of Internet-related developments. As such, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one’s equity exposure. More recently, this Fund has been focusing on content companies, which we believe will be the winners in the next generation of Internet development.

The Global Fund is focused on selecting long life cycle international companies that can generate long-term wealth through their business operations. This Fund is presently finding exciting opportunities in the more developed markets.

The Market Opportunities Fund focuses on those companies that benefit from increasing transactional volume or throughput, such as publicly-traded exchanges and credit card processors, or companies that act as facilitators, such as gaming companies, airports and publicly-traded toll roads.

The end of the second quarter of 2013 marks the first 6 months of performance under The Alternative Income Fund’s new investment strategy since undergoing a proxy vote on December 21, 2012 wherein Fund shareholders approved changes to the Fund’s investment objective and to one of the Fund’s fundamental investment restrictions. As a result of the proxy, The Water Infrastructure Fund was renamed The Alternative Income Fund. The primary investment objective of the Alternative Income Fund is to provide current income and gains, with a secondary objective of obtaining long-term growth of capital. Consistent with this change, prospectively, the Fund will seek to generate a total return that exceeds most short-term U.S. fixed income indexes, with limited market value variability.

.	Peter B. Doyle President Kinetics Mutual Funds, Inc.

KINETICS MUTUAL FUNDS, INC. Investment Commentary

Dear Fellow Shareholders,

The S&P 500 Index (“S&P 500”) and the Dow Jones Industrial Average (“DJ Industrial”) both crossed important psychological thresholds during the first half of 2013 by eclipsing 2007 peaks levels. It is inevitable that investors will benchmark investment returns following a prolonged market decline against the pre-decline peak levels, but it is important that our shareholders understand that when taken in isolation, the fact that various equity indexes are at all-time peak levels provides little information. There is greater utility in assessing the valuation of the individual constituents of the indexes and comparing them to previous peaks. That being said, the valuations of the constituents of these two indexes—which are, by definition, some of the largest companies in the United States—are, in aggregate, more attractive on a price to earnings basis than they were during the previous market peaks in 2000 and 2007. This does not imply that the companies are undervalued, but simply that the companies are “cheaper” than during previous market peaks.

The comparison of corporate earnings above only uses the price to earnings ratio to generalize valuations. This is a good starting point, but far from conclusive. In order to analyze the data on a more granular basis, let’s examine Proctor & Gamble (“P&G”) which is the 8th1 and 11th2 largest constituent in the S&P 500 and DJ Industrial, respectively. P&G is a $220 billion company with a diverse portfolio of household and personal care products that are sold across the globe. Given this breadth of products and geographies, we believe that P&G serves as a good barometer for the performance of a truly multi-national, diversified corporation. Using 2012 year-end figures (which are not materially different from the 2013 estimates) P&G has increased revenue at a compound annual growth rate of 1.8% dating back to 2007, while growing book value per share at 1.7%. The compounding effect of this growth has resulted in considerable aggregate

1	As of June 28, 2013. Source: http://us.spindices.com/indices/equity/sp-500
2	As of July 23, 2013, using the SPDR® Dow Jones® Industrial Average ETF as a proxy. Source: https://www.spdrs.com/product/fund.seam?ticker=DIA increases in book value and revenues over the past five years, but it is none the less uninspiring. Let us assume that P&G continues to grow at these levels and compare this to the current price to earnings ratio of approximately 19x. Even when considering P&G’s average return on equity over the past five years of 17.3%, the valuation doesn’t stand out as attractive. One wonders whether investors are currently simply valuing P&G (and many other top U.S. companies) based upon its dividend yield of approximately 3%.

The point of the discussion above is that while we have been quite pleased with the post-crisis performance of the Kinetics Mutual Funds (“Funds”), many have yet to surpass 2007 peak levels. We are, however very optimistic that this will occur, simply due to the fact that, in general, the top companies in the Funds have materially grown in shareholder value over the past five or more years. Even more, these companies have far superior growth prospects than the markets in aggregate, while trading at lower valuation multiples. This should place our confidence in the Funds in context.

We encourage our shareholders to look beyond where the markets are currently trading and focus on the company specific fundamentals within each portfolio. The Funds represent very different exposures than the S&P 500 and DJ Industrial, thus we remain confident in the Funds despite our uninspired view of the markets in aggregate.

.	Peter B. Doyle Chief Investment Strategist

Disclosure

This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Market Opportunities Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet, biotechnology and certain capital markets or gaming stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries, hence they may experience extreme price and volume fluctuations.

International investing [for all Funds] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share prices for these Funds are expected to be more volatile than that of U.S.-only funds. Past performance is no guarantee of future performance.

Because smaller companies [for The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for The Multi- Disciplinary Fund and The Alternative Income Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Funds. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the investments in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

As non-diversified Funds, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies. Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of the Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The Nasdaq Composite (NASDAQ) and the Standard & Poor’s 500 Index (S&P 500) each represent an unmanaged, broad-basket of stocks. They are typically used as a proxy for overall market performance.

Distributor: Kinetics Funds Distributor LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor LLC is an affiliate of Kinetics Asset Management LLC, Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com. July 1, 2013 — Kinetics Asset Management LLC ®

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Expense Example June 30, 2013 (Unaudited)

Shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in a series of Kinetics Mutual Funds, Inc. (each a “Feeder Fund” and collectively the “Feeder Funds”), and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2013 and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first line and second line items of the table below provide information about actual account values and actual expenses before and after expense reimbursement. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between a Feeder Fund and any other Feeder Fund. The Feeder Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two Feeder Funds. The Feeder Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Expense Example — (Continued) June 30, 2013 (Unaudited)

disadvantageous to the Feeder Funds or shareholders as described in the Feeder Funds’ prospectus.

You may use the information provided in the first line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The third and fourth line items of the table below provide information about hypothetical account values and hypothetical expenses before and after expense reimbursements based on the Feeder Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses one paid for the period. You may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight one’s ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help one determine the relative total costs of owning different funds. If these transactional costs had been included, one’s costs would have been higher.

.
KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Expense Example — (Continued) June 30, 2013 (Unaudited)

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Annualized Expense Ratio	Expenses Paid During Period* (1/1/13 to 6/30/13)
The Internet Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,156.30	1.84%	$9.84
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,156.30	1.84%	$9.84
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,015.68	1.84%	$9.20
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,015.68	1.84%	$9.20
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,154.90	2.09%	$11.17
Advisor Class A Actual —
after expense reimbursement	$1,000.00	$1,154.90	2.09%	$11.17
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,014.44	2.09%	$10.44
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,014.44	2.09%	$10.44
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,152.00	2.59%	$13.82
Advisor Class C Actual —
after expense reimbursement	$1,000.00	$1,152.00	2.59%	$13.82
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,011.96	2.59%	$12.92
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,011.96	2.59%	$12.92

The Global Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,093.40	2.92%	$15.16
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,093.40	1.39%	$7.21
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,010.32	2.92%	$14.55
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,017.91	1.39%	$6.95
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,091.30	3.17%	$16.44

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Expense Example — (Continued) June 30, 2013 (Unaudited)

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Annualized Expense Ratio	Expenses Paid During Period* (1/1/13 to 6/30/13)
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,091.30	1.64%	$8.50
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,009.08	3.17%	$15.79
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,090.90	3.67%	$19.03
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,090.90	2.14%	$11.09
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,006.60	3.67%	$18.26
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,014.19	2.14%	$10.69

The Paradigm Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,205.50	1.74%	$9.52
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,205.50	1.64%	$8.97
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,016.17	1.74%	$8.70
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,204.30	1.99%	$10.88
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,204.30	1.89%	$10.33
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,014.93	1.99%	$9.94
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,201.70	2.49%	$13.59
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,201.70	2.39%	$13.05

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Expense Example — (Continued) June 30, 2013 (Unaudited)

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Annualized Expense Ratio	Expenses Paid During Period* (1/1/13 to 6/30/13)
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,012.45	2.49%	$12.42
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,012.95	2.39%	$11.93
Institutional Class Actual — before
expense reimbursement	$1,000.00	$1,207.30	1.69%	$9.25
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,207.30	1.44%	$7.88
Institutional Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,016.42	1.69%	$8.45
Institutional Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,017.66	1.44%	$7.20

The Medical Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,248.60	2.12%	$11.82
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,248.60	1.39%	$7.75
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,014.29	2.12%	$10.59
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,017.91	1.39%	$6.95
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,247.00	2.37%	$13.20
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,247.00	1.64%	$9.14
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,013.05	2.37%	$11.83
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,243.70	2.87%	$15.97
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,243.70	2.14%	$11.91
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,010.57	2.87%	$14.31

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Expense Example — (Continued) June 30, 2013 (Unaudited)

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Annualized Expense Ratio	Expenses Paid During Period* (1/1/13 to 6/30/13)
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,014.19	2.14%	$10.69

The Small Cap Opportunities Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,283.30	1.78%	$10.08
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,283.30	1.64%	$9.28
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,015.97	1.78%	$8.90
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,281.80	2.03%	$11.48
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,281.80	1.89%	$10.69
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,014.73	2.03%	$10.14
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,278.90	2.53%	$14.30
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,278.90	2.39%	$13.50
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,012.25	2.53%	$12.62
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,012.95	2.39%	$11.93
Institutional Class Actual — before
expense reimbursement	$1,000.00	$1,284.80	1.73%	$9.80
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,284.80	1.44%	$8.16
Institutional Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,016.22	1.73%	$8.65
Institutional Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,017.66	1.44%	$7.20

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Expense Example — (Continued) June 30, 2013 (Unaudited)

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Annualized Expense Ratio	Expenses Paid During Period* (1/1/13 to 6/30/13)
The Market Opportunities Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,222.70	1.88%	$10.36
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,222.70	1.64%	$9.04
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,015.48	1.88%	$9.39
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,221.20	2.13%	$11.73
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,221.20	1.89%	$10.41
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,014.24	2.13%	$10.64
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,217.80	2.63%	$14.46
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,217.80	2.39%	$13.14
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,011.76	2.63%	$13.12
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,012.95	2.39%	$11.93
Institutional Class Actual — before
expense reimbursement	$1,000.00	$1,224.80	1.83%	$10.09
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,224.80	1.44%	$7.94
Institutional Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,015.73	1.83%	$9.15
Institutional Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,017.66	1.44%	$7.20

The Alternative Income Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,016.50	2.16%	$10.80

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Expense Example — (Continued) June 30, 2013 (Unaudited)

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Annualized Expense Ratio	Expenses Paid During Period* (1/1/13 to 6/30/13)
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,016.50	0.95%	$4.75
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,014.09	2.16%	$10.79
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,020.09	0.95%	$4.76
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,014.90	2.41%	$12.04
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,014.90	1.20%	$6.00
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,012.85	2.41%	$12.03
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,018.85	1.20%	$6.01
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,013.00	2.91%	$14.52
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,013.00	1.70%	$8.48
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,010.37	2.91%	$14.51
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,016.37	1.70%	$8.50
Institutional Class Actual — before
expense reimbursement	$1,000.00	$1,017.20	2.11%	$10.55
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,017.20	0.75%	$3.75
Institutional Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,014.34	2.11%	$10.54
Institutional Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,021.08	0.75%	$3.76

The Multi-Disciplinary Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,006.30	1.85%	$9.20
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,006.30	1.51%	$7.51

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Expense Example — (Continued) June 30, 2013 (Unaudited)

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Annualized Expense Ratio	Expenses Paid During Period* (1/1/13 to 6/30/13)
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,015.63	1.85%	$9.25
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,017.31	1.51%	$7.55
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,005.40	2.10%	$10.44
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,005.40	1.76%	$8.75
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,014.39	2.10%	$10.49
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,016.07	1.76%	$8.80
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,002.10	2.60%	$12.91
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,002.10	2.26%	$11.22
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,011.91	2.60%	$12.97
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,013.59	2.26%	$11.28
Institutional Class Actual — before
expense reimbursement	$1,000.00	$1,007.30	1.80%	$8.96
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,007.30	1.31%	$6.52
Institutional Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,015.87	1.80%	$9.00
Institutional Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,018.30	1.31%	$6.56

Note:	Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*	Expenses are equal to the Feeder Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement multiplied by the average account value over the period, multiplied by 181/365.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Assets & Liabilities June 30, 2013 (Unaudited)

	The Internet Fund	The Global Fund
ASSETS:
Investments in the Master Portfolio, at value*	$177,698,444	$8,966,259
Receivable from Adviser	191	9,373
Receivable for Fund shares sold	128,941	37,149
Prepaid expenses and other assets	38,422	25,065
Total Assets	177,865,998	9,037,846
LIABILITIES:
Payable for Master Portfolio interest purchased	83,534	36,970
Payable to Directors and Officers	3,007	124
Payable for Fund shares repurchased	45,408	179
Payable for shareholder servicing fees	36,555	1,844
Payable for distribution fees	1,128	781
Accrued expenses and other liabilities	69,619	11,418
Total Liabilities	239,251	51,316
Net Assets	$177,626,747	$8,986,530
NET ASSETS CONSIST OF:
Paid in capital	$112,610,225	$8,228,127
Accumulated net investment loss	(969,396)	(69,986)
Accumulated net realized gain (loss) on investments and foreign currency	4,947,567	(330,923)
Net unrealized appreciation on:
Investments and foreign currency	61,038,351	1,159,312
Net Assets	$177,626,747	$8,986,530
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$174,976,379	$6,905,834
Shares outstanding	3,504,611	1,339,854
Net asset value per share (offering price and redemption price)	$49.93	$5.15
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$2,192,375	$1,092,225
Shares outstanding	44,885	212,321
Net asset value per share (redemption price)	$48.84	$5.14
Offering price per share ($48.84 divided by .9425 and $5.14 divided by .9425)	$51.82	$5.45
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$457,993	$988,471
Shares outstanding	9,747	196,145
Net asset value per share (offering price and redemption price)	$46.99	$5.04

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Assets & Liabilities — (Continued) June 30, 2013 (Unaudited)

	The Paradigm Fund	The Medical Fund
ASSETS:
Investments in the Master Portfolio, at value*	$1,053,442,124	$22,404,343
Receivable from Adviser	53,915	11,242
Receivable for Master Portfolio interest sold	—	23,106
Receivable for Fund shares sold	5,534,426	21,874
Prepaid expenses and other assets	92,822	24,843
Total Assets	1,059,123,287	22,485,408
LIABILITIES:
Payable for Master Portfolio interest purchased	4,500,503	—
Payable to Directors and Officers	17,039	358
Payable for Fund shares repurchased	1,033,923	44,980
Payable for shareholder servicing fees	170,238	4,693
Payable for distribution fees	245,318	2,812
Accrued expenses and other liabilities	261,199	15,292
Total Liabilities	6,228,220	68,135
Net Assets	$1,052,895,067	$22,417,273
NET ASSETS CONSIST OF:
Paid in capital	$1,625,772,674	$19,297,026
Accumulated net investment income (loss)	(11,513,102)	202,996
Accumulated net realized gain (loss) on investments and foreign currency	(778,836,353)	618,732
Net unrealized appreciation on:
Investments and foreign currency	217,471,848	2,298,519
Net Assets	$1,052,895,067	$22,417,273
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$507,679,946	$18,313,174
Shares outstanding	17,551,863	822,868
Net asset value per share (offering price and redemption price)	$28.92	$22.26
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$161,906,467	$3,551,456
Shares outstanding	5,699,835	164,307
Net asset value per share (redemption price)	$28.41	$21.61
Offering price per share ($28.41 divided by .9425 and $21.61 divided by .9425)	$30.14	$22.93
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$116,055,036	$552,643
Shares outstanding	4,262,682	25,852
Net asset value per share (offering price and redemption price)	$27.23	$21.38
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$267,253,618	N/A
Shares outstanding	9,251,024	N/A
Net asset value per share (offering price and redemption price)	$28.89	N/A

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Assets & Liabilities — (Continued) June 30, 2013 (Unaudited)

	The Small Cap Opportunities Fund	The Market Opportunities Fund
ASSETS:
Investments in the Master Portfolio, at value*	$163,057,020	$59,157,436
Receivable from Adviser	7,753	16,524
Receivable for Fund shares sold	729,346	63,778
Prepaid expenses and other assets	42,452	35,547
Total Assets	163,836,571	59,273,285
LIABILITIES:
Payable for Master Portfolio interest purchased	669,272	61,293
Payable to Directors and Officers	2,056	985
Payable for Fund shares repurchased	60,074	2,486
Payable for shareholder servicing fees	30,049	11,476
Payable for distribution fees	11,678	9,679
Accrued expenses and other liabilities	38,469	19,894
Total Liabilities	811,598	105,813
Net Assets	$163,024,973	$59,167,472
NET ASSETS CONSIST OF:
Paid in capital	$287,767,373	$76,296,031
Accumulated net investment loss	(805,438)	(1,081,462)
Accumulated net realized loss on investments and foreign currency	(158,878,430)	(27,657,738)
Net unrealized appreciation on:
Investments and foreign currency	34,941,468	11,610,641
Net Assets	$163,024,973	$59,167,472
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$128,862,881	$41,810,404
Shares outstanding	3,989,026	2,830,945
Net asset value per share (offering price and redemption price)	$32.30	$14.77
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$13,086,230	$8,543,447
Shares outstanding	412,134	579,460
Net asset value per share (redemption price)	$31.75	$14.74
Offering price per share ($31.75 divided by .9425 and $14.74 divided by .9425)	$33.69	$15.64
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$4,205,856	$4,698,202
Shares outstanding	135,061	323,140
Net asset value per share (offering price and redemption price)	$31.14	$14.54
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$16,870,006	$4,115,419
Shares outstanding	518,586	277,740
Net asset value per share (offering price and redemption price)	$32.53	$14.82

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Assets & Liabilities — (Continued) June 30, 2013 (Unaudited)

	The Alternative Income Fund	The Multi- Disciplinary Fund
ASSETS:
Investments in the Master Portfolio, at value*	$17,609,981	$92,919,915
Receivable from Adviser	21,817	25,554
Receivable for Fund shares sold	70,000	1,253,794
Prepaid expenses and other assets	53,566	39,777
Total Assets	17,755,364	94,239,040
LIABILITIES:
Payable for Master Portfolio interest purchased	58,828	725,990
Payable to Directors and Officers	265	1,385
Payable for Fund shares repurchased	11,172	527,804
Payable for shareholder servicing fees	3,111	16,745
Payable for distribution fees	4,480	26,080
Accrued expenses and other liabilities	11,828	23,673
Total Liabilities	89,684	1,321,677
Net Assets	$17,665,680	$92,917,363
NET ASSETS CONSIST OF:
Paid in capital	$26,029,925	$92,480,850
Accumulated net investment loss	(99,828)	(760,625)
Accumulated net realized gain (loss) on investments, foreign currency and written options	(8,462,517)	2,217,998
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	(120,973)	(3,101,566)
Written option contracts	319,073	2,080,706
Net Assets	$17,665,680	$92,917,363
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$10,918,067	$19,832,072
Shares outstanding	128,786	1,802,100
Net asset value per share (offering price and redemption price)	$84.78	$11.00
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$1,811,956	$47,368,592
Shares outstanding	21,382	4,323,580
Net asset value per share (redemption price)	$84.74	$10.96
Offering price per share ($84.74 divided by .9425 and $10.96 divided by .9425)	$89.91	$11.63
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$1,627,048	$10,772,319
Shares outstanding	19,515	989,970
Net asset value per share (offering price and redemption price)	$83.37	$10.88
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$3,308,609	$14,944,380
Shares outstanding	38,676	1,353,696
Net asset value per share (offering price and redemption price)	$85.55	$11.04

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Operations For the Six Months Ended June 30, 2013 (Unaudited)

	The Internet Fund	The Global Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$524,093	$61,490
Interest	1,233	55
Income from securities lending	43,239	6,123
Expenses allocated from Master Portfolio	(1,174,573)	(67,696)
Net investment loss from Master Portfolio	(606,008)	(28)
EXPENSES:
Distribution fees — Advisor Class A	2,170	1,252
Distribution fees — Advisor Class C	990	2,665
Shareholder servicing fees — Advisor Class A	2,170	1,252
Shareholder servicing fees — Advisor Class C	330	889
Shareholder servicing fees — No Load Class	211,910	7,855
Transfer agent fees and expenses	85,418	9,974
Reports to shareholders	16,350	1,791
Administration fees	33,814	2,530
Professional fees	11,754	4,203
Directors’ and Officers’ fees and expenses	8,006	354
Registration fees	26,094	19,720
Fund accounting fees	4,378	197
Other expenses	3,845	140
Total expenses	407,229	52,822
Less, expense reimbursement	—	(61,050)
Net expenses	407,229	(8,228)
Net investment income (loss)	(1,013,237)	8,200
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	2,511,710	78,935
Net change in unrealized appreciation of:
Investments and foreign currency	23,051,809	521,131
Net gain on investments	25,563,519	600,066
Net increase in net assets resulting from operations	$24,550,282	$608,266
† Net of foreign taxes withheld of:	$8,003	$4,133

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Operations — (Continued) For the Six Months Ended June 30, 2013 (Unaudited)

	The Paradigm Fund	The Medical Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$5,666,371	$290,481
Interest	242,965	55
Income from securities lending	342,212	31,978
Expenses allocated from Master Portfolio	(6,539,606)	(144,576)
Net investment income (loss) from Master Portfolio	(288,058)	177,938
EXPENSES:
Distribution fees — Advisor Class A	189,714	3,661
Distribution fees — Advisor Class C	416,332	1,904
Shareholder servicing fees — Advisor Class A	189,714	3,661
Shareholder servicing fees — Advisor Class C	138,777	635
Shareholder servicing fees — No Load Class	585,494	21,302
Shareholder servicing fees — Institutional Class	237,925	—
Transfer agent fees and expenses	193,308	13,848
Reports to shareholders	115,845	2,773
Administration fees	192,349	3,986
Professional fees	44,454	4,667
Directors’ and Officers’ fees and expenses	42,318	860
Registration fees	42,957	19,442
Fund accounting fees	23,848	479
Other expenses	26,747	604
Total expenses	2,439,782	77,822
Less, expense waiver for Institutional Class shareholder servicing fees	(178,444)	—
Less, expense reimbursement	(486,099)	(74,508)
Net expenses	1,775,239	3,314
Net investment income (loss)	(2,063,297)	174,624
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	3,609,613	545,136
Net change in unrealized appreciation of:
Investments and foreign currency	173,485,809	3,474,653
Net gains on investments	177,095,422	4,019,789
Net increase in net assets resulting from operations	$175,032,125	$4,194,413
† Net of foreign taxes withheld of:	$352,472	$13,528

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Operations — (Continued) For the Six Months Ended June 30, 2013 (Unaudited)

	The Small Cap Opportunities Fund	The Market Opportunities Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$920,710	$523,876
Interest	481	354
Income from securities lending	32,089	20,872
Expenses allocated from Master Portfolio	(821,000)	(378,084)
Net investment income from Master Portfolio	132,280	167,018
EXPENSES:
Distribution fees — Advisor Class A	12,326	9,093
Distribution fees — Advisor Class C	12,787	16,883
Shareholder servicing fees — Advisor Class A	12,326	9,093
Shareholder servicing fees — Advisor Class C	4,262	5,628
Shareholder servicing fees — No Load Class	122,446	48,486
Shareholder servicing fees — Institutional Class	10,347	4,102
Transfer agent fees and expenses	27,493	14,848
Reports to shareholders	10,211	6,060
Administration fees	23,621	11,586
Professional fees	8,507	6,074
Directors’ and Officers’ fees and expenses	4,823	2,298
Registration fees	25,760	22,825
Fund accounting fees	2,898	1,299
Other expenses	2,704	1,316
Total expenses	280,511	159,591
Less, expense waiver for Institutional Class shareholder servicing fees	(7,760)	(3,077)
Less, expense reimbursement	(82,071)	(64,640)
Net expenses	190,680	91,874
Net investment income (loss)	(58,400)	75,144
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	1,751,836	2,093,051
Net change in unrealized appreciation of:
Investments and foreign currency	25,219,701	7,755,133
Net gains on investments	26,971,537	9,848,184
Net increase in net assets resulting from operations	$26,913,137	$9,923,328
† Net of foreign taxes withheld of:	$10,409	$32,327

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Operations — (Continued) For the Six Months Ended June 30, 2013 (Unaudited)

	The Alternative Income Fund	The Multi- Disciplinary Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends	$14,673	$31,549
Interest	34,671	1,355,756
Income from securities lending	514	5,732
Expenses allocated from Master Portfolio	(92,483)	(557,316)
Net investment income (loss) from Master Portfolio	(42,625)	835,721
EXPENSES:
Distribution fees — Advisor Class A	2,703	47,184
Distribution fees — Advisor Class C	6,053	34,572
Shareholder servicing fees — Advisor Class A	2,703	47,184
Shareholder servicing fees — Advisor Class C	2,018	11,524
Shareholder servicing fees — No Load Class	10,770	25,994
Shareholder servicing fees — Institutional Class	2,562	12,404
Transfer agent fees and expenses	11,321	19,148
Reports to shareholders	3,687	8,381
Administration fees	2,923	17,354
Professional fees	4,499	7,474
Directors’ and Officers’ fees and expenses	618	3,583
Registration fees	26,406	25,885
Fund accounting fees	362	2,098
Other expenses	402	1,240
Total expenses	77,027	264,025
Less, expense waiver for Institutional Class shareholder servicing fees	(1,922)	(9,303)
Less, expense reimbursement	(90,357)	(138,426)
Net expenses	(15,252)	116,296
Net investment income (loss)	(27,373)	719,425
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(17,154)	929,904
Written option contracts expired or closed	(35,834)	409,002
Securities sold short	—	(141,288)
Realized gain distributions received from other investment companies	—	21,478
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(71,372)	(1,985,890)
Written option contracts	318,905	(370,076)
Securities sold short	—	(10,201)
Net gain (loss) on investments	194,545	(1,147,071)
Net increase (decrease) in net assets resulting from operations	$167,172	$(427,646)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
OPERATIONS:
Net investment income (loss)	$(1,013,237)	$(433,729)	$8,200	$39,580
Net realized gain on sale of investments and foreign currency	2,511,710	4,839,728	78,935	104,946
Net change in unrealized appreciation of investments and foreign currency	23,051,809	19,949,877	521,131	1,011,339
Net increase in net assets resulting from operations	24,550,282	24,355,876	608,266	1,155,865
DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	—	—	(123,429)
Net realized gains	—	(5,207,093)
Total distributions	—	(5,207,093)	—	(123,429)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	—	—	(24,753)
Net realized gains	—	(46,661)
Total distributions	—	(46,661)	—	(24,753)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	—	—	(8,334)
Net realized gains	—	(6,516)
Total distributions	—	(6,516)	—	(8,334)
CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	14,958,109	46,371,634	2,093,968	1,878,282
Redemption fees	2,769	4,548	20	6
Proceeds from shares issued to holders in reinvestment of dividends	—	5,050,816	—	115,580
Cost of shares redeemed	(19,309,482)	(19,118,564)	(740,363)	(1,366,910)
Net increase (decrease) in net assets resulting from capital share transactions	(4,348,604)	32,308,434	1,353,625	626,958
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	656,948	509,770	276,622	1,116,949
Redemption fees	—	—	—	385
Proceeds from shares issued to holders in reinvestment of dividends	—	38,332	—	22,174
Cost of shares redeemed	(77,321)	(394,222)	(363,998)	(591,598)
Net increase (decrease) in net assets resulting from capital share transactions	579,627	153,880	(87,376)	547,910

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	$266,477	$82,925	$566,553	$238,490
Redemption fees	—	—	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	4,595	—	7,789
Cost of shares redeemed	(21,463)	(25,134)	—	(8,967)
Net increase in net assets resulting from capital share transactions	245,014	62,386	566,553	237,312
TOTAL INCREASE IN NET ASSETS:	21,026,319	51,620,306	2,441,068	2,411,529
NET ASSETS:
Beginning of period	156,600,428	104,980,122	6,545,462	4,133,933
End of period*	$177,626,747	$156,600,428	$8,986,530	$6,545,462
Including undistributed net investment income (loss) of:	$(969,396)	$43,841	$(69,986)	$(78,186)
CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	323,852	1,069,839	409,561	427,158
Shares issued in reinvestments of dividends and distributions	—	118,341	—	24,697
Shares redeemed	(409,706)	(461,243)	(145,902)	(301,524)
Net increase (decrease) in shares outstanding	(85,854)	726,937	263,659	150,331
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	13,895	12,322	53,746	258,844
Shares issued in reinvestments of dividends and distributions	—	917	—	4,738
Shares redeemed	(1,615)	(10,094)	(73,663)	(131,342)
Net increase (decrease) in shares outstanding	12,280	3,145	(19,917)	132,240
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	5,702	2,130	113,198	54,697
Shares issued in reinvestments of dividends and distributions	—	114	—	1,693
Shares redeemed	(491)	(674)	—	(2,056)
Net increase in shares outstanding	5,211	1,570	113,198	54,334

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
OPERATIONS:
Net investment income (loss)	$(2,063,297)	$1,073,108	$174,624	$305,849
Net realized gain on sale of investments and foreign currency	3,609,613	37,284,162	545,136	522,636
Net change in unrealized appreciation of investments and foreign currency	173,485,809	127,689,744	3,474,653	852,539
Net increase in net assets resulting from operations	175,032,125	166,047,014	4,194,413	1,681,024
DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(2,091,661)	—	(256,326)
Net realized gains	—	—	—	(1,561,461)
Total distributions	—	(2,091,661)	—	(1,817,787)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(146,854)	—	(40,937)
Net realized gains	—	—	—	(297,758)
Total distributions	—	(146,854)	—	(338,695)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	—	—	(4,623)
Net realized gains	—	—	—	(51,491)
Total distributions	—	—	—	(56,114)
DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(1,577,657)	N/A	N/A
Total distributions	—	(1,577,657)	N/A	N/A
CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	63,044,453	64,026,639	4,427,476	726,629
Redemption fees	4,473	3,832	2,302	179
Proceeds from shares issued to holders in reinvestment of dividends	—	1,971,657	—	1,796,827
Cost of shares redeemed	(57,138,479)	(161,429,928)	(3,886,692)	(4,192,023)
Net increase (decrease) in net assets resulting from capital share transactions	5,910,447	(95,427,800)	543,086	(1,668,388)
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	15,186,696	18,086,486	1,166,985	313,634
Redemption fees	4,080	796	136	2
Proceeds from shares issued to holders in reinvestment of dividends	—	132,398	—	201,396
Cost of shares redeemed	(16,725,518)	(57,418,386)	(770,613)	(1,109,278)
Net increase (decrease) in net assets resulting from capital share transactions	(1,534,742)	(39,198,706)	396,508	(594,246)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
CAPITAL SHARE TRANSACTIONS —ADVISOR CLASS C:
Proceeds from shares sold	$4,228,586	$3,849,753	$59,929	$36,059
Redemption fees	4	52	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	29,798
Cost of shares redeemed	(9,634,958)	(25,024,304)	(63,507)	(181,789)
Net decrease in net assets resulting from capital share transactions	(5,406,368)	(21,174,499)	(3,578)	(115,932)
CAPITAL SHARE TRANSACTIONS —INSTITUTIONAL CLASS:
Proceeds from shares sold	68,030,507	81,609,346	N/A	N/A
Redemption fees	3,708	6,189	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	1,311,574	N/A	N/A
Cost of shares redeemed	(35,466,250)	(57,342,208)	N/A	N/A
Net increase in net assets resulting from capital share transactions	32,567,965	25,584,901	N/A	N/A
TOTAL INCREASE (DECREASE) IN NET ASSETS:.	206,569,427	32,014,738	5,130,429	(2,910,138)
NET ASSETS:
Beginning of period	846,325,640	814,310,902	17,286,844	20,196,982
End of period*	$1,052,895,067	$846,325,640	$22,417,273	$17,286,844
* Including undistributed net investment income (loss) of:	$(11,513,102)	$(9,449,805)	$202,996	$28,372
CHANGES IN SHARES OUTSTANDING —NO LOAD CLASS:
Shares sold	2,303,268	2,761,190	202,590	36,993
Shares issued in reinvestments of dividends and distributions	—	83,157	—	101,230
Shares redeemed	(2,122,694)	(7,210,869)	(179,429)	(211,946)
Net increase (decrease) in shares outstanding	180,574	(4,366,522)	23,161	(73,723)
CHANGES IN SHARES OUTSTANDING —ADVISOR CLASS A:
Shares sold	571,541	793,709	55,133	16,529
Shares issued in reinvestments of dividends and distributions	—	5,675	—	11,668
Shares redeemed	(627,132)	(2,600,387)	(39,855)	(56,326)
Net increase (decrease) in shares outstanding	(55,591)	(1,801,003)	15,278	(28,129)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	167,239	180,440	2,913	1,995
Shares issued in reinvestments of dividends and distributions	—	—	—	1,741
Shares redeemed	(379,002)	(1,172,251)	(3,243)	(9,532)
Net decrease in shares outstanding	(211,763)	(991,811)	(330)	(5,796)
CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	2,492,081	3,733,029	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	55,434	N/A	N/A
Shares redeemed	(1,282,907)	(2,534,864)	N/A	N/A
Net increase in shares outstanding	1,209,174	1,253,599	N/A	N/A

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
OPERATIONS:
Net investment income (loss)	$(58,400)	$30,632	$75,144	$52,756
Net realized gain on sale of investments and foreign currency	1,751,836	7,834,606	2,093,051	4,862,677
Net change in unrealized appreciation of investments and foreign currency	25,219,701	12,106,767	7,755,133	2,198,282
Net increase in net assets resulting from operations	26,913,137	19,972,005	9,923,328	7,113,715
DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	—	—	(532,781)
Total distributions	—	—	—	(532,781)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	—	—	(84,630)
Total distributions	—	—	—	(84,630)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	—	—	(33,350)
Total distributions	—	—	—	(33,350)
DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	—	—	(4,195)
Total distributions	—	—	—	(4,195)
CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	55,285,064	1,841,937	3,090,593	630,318
Redemption fees	2,014	434	2,177	455
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	531,266
Cost of shares redeemed	(12,110,701)	(21,727,814)	(1,608,338)	(3,055,029)
Net increase (decrease) in net assets resulting from capital share transactions	43,176,377	(19,885,443)	1,484,432	(1,892,990)
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	4,536,975	712,257	2,105,360	400,180
Redemption fees	574	23	1,579	280
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	69,282
Cost of shares redeemed	(1,136,382)	(2,129,011)	(1,410,667)	(3,721,538)
Net increase (decrease) in net assets resulting from capital share transactions	3,401,167	(1,416,731)	696,272	(3,251,796)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	$1,137,305	$162,437	$200,968	$162,143
Redemption fees	—	—	73	101
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	29,824
Cost of shares redeemed	(238,829)	(634,738)	(292,128)	(1,117,534)
Net increase (decrease) in net assets resulting from capital share transactions	898,476	(472,301)	(91,087)	(925,466)
CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	8,491,076	2,959,765	12,103,715	57,706
Redemption fees	—	532	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	50	—	1,417
Cost of shares redeemed	(1,378,655)	(2,620,000)	(8,557,443)	(48,403)
Net increase in net assets resulting from capital share transactions	7,112,421	340,347	3,546,272	10,720
TOTAL INCREASE (DECREASE) IN NET ASSETS:.
NET ASSETS:	81,501,578	(1,462,123)	15,559,217	399,227
Beginning of period	81,523,395	82,985,518	43,608,255	43,209,028
End of period*	$163,024,973	$81,523,395	$59,167,472	$43,608,255
* Including undistributed net investment loss of:	$(805,438)	$(747,038)	$(1,081,462)	$(1,156,606)
CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	1,846,599	80,246	214,526	54,575
Shares issued in reinvestments of dividends and distributions	—	—	—	44,495
Shares redeemed	(398,545)	(953,945)	(109,596)	(263,041)
Net increase (decrease) in shares outstanding	1,448,054	(873,699)	104,930	(163,971)
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	145,499	30,501	142,530	34,816
Shares issued in reinvestments of dividends and distributions	—	—	—	5,807
Shares redeemed	(38,558)	(95,419)	(102,975)	(325,109)
Net increase (decrease) in shares outstanding	106,941	(64,918)	39,555	(284,486)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	39,260	7,094	14,537	14,383
Shares issued in reinvestments of dividends and distributions	—	—	—	2,527
Shares redeemed	(8,356)	(29,018)	(20,789)	(97,683)
Net increase (decrease) in shares outstanding	30,904	(21,924)	(6,252)	(80,773)
CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	268,698	133,450	837,123	5,247
Shares issued in reinvestments of dividends and distributions	—	3	—	118
Shares redeemed	(45,625)	(113,744)	(578,329)	(4,211)
Net increase in shares outstanding	223,073	19,709	258,794	1,154

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Changes in Net Assets — (Continued)

	The Alternative Income Fund		The Multi- Disciplinary Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
OPERATIONS:
Net investment income (loss)	$(27,373)	$186,370	$719,425	$1,275,828
Net realized gain (loss) on sale of investments, foreign currency, written option contracts expired or closed, securities sold short and distributions received from other investment companies	(52,988)	309,517	1,219,096	1,177,010
Net change in unrealized appreciation(depreciation) of investments, foreign currency, written options and securities sold short	247,533	604,822	(2,366,167)	2,744,146
Net increase (decrease) in net assets resulting from operations	167,172	1,100,709	(427,646)	5,196,984
DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(121,802)	(258,238)	(679,067)
Net realized gains	—	—	—	(200,492)
Total distributions	—	(121,802)	(258,238)	(879,559)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(54,584)	(492,966)	(647,761)
Net realized gains	—	—	—	(258,629)
Total distributions	—	(54,584)	(492,966)	(906,390)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	(29,650)	(92,494)	(173,702)
Net realized gains	—	—	—	(77,474)
Total distributions	—	(29,650)	(92,494)	(251,176)
DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(45,289)	(203,351)	(218,586)
Net realized gains	—	—	—	(67,014)
Total distributions	—	(45,289)	(203,351)	(285,600)
CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	8,116,556	1,553,283	5,351,422	9,228,811
Redemption fees	—	78	334	725
Proceeds from shares issued to holders in reinvestment of dividends	—	108,785	205,424	651,115
Cost of shares redeemed	(1,968,408)	(2,871,859)	(5,138,920)	(5,059,428)
Net increase (decrease) in net assets resulting from capital share transactions	6,148,148	(1,209,713)	418,260	4,821,223

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Changes in Net Assets — (Continued)

	The Alternative Income Fund		The Multi- Disciplinary Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	$211,781	$255,900	$25,301,273	$22,935,328
Redemption fees	313	—	1,537	5,989
Proceeds from shares issued to holders in reinvestment of dividends	—	46,863	477,525	851,763
Cost of shares redeemed	(1,039,977)	(2,604,163)	(3,304,256)	(3,459,167)
Net increase (decrease) in net assets resulting from capital share transactions	(827,883)	(2,301,400)	22,476,079	20,333,913
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	417,356	250,862	3,546,702	6,096,378
Redemption fees	—	—	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	19,420	86,580	240,039
Cost of shares redeemed	(578,025)	(992,794)	(212,214)	(801,065)
Net increase (decrease) in net assets resulting from capital share transactions	(160,669)	(722,512)	3,421,068	5,535,352
CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	1,901,750	1,083,914	8,549,166	2,153,101
Redemption fees	—	159	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	31,108	197,983	276,678
Cost of shares redeemed	(252,056)	(327,778)	(62,107)	(240,894)
Net increase in net assets resulting from capital share transactions	1,649,694	787,403	8,685,042	2,188,885
TOTAL INCREASE (DECREASE) IN NET ASSETS:	6,976,462	(2,596,838)	33,525,754	35,753,632
NET ASSETS:
Beginning of period	10,689,218	13,286,056	59,391,609	23,637,977
End of period*	$17,665,680	$10,689,218	$92,917,363	$59,391,609
* Including undistributed net investment loss of:	$(99,828)	$(72,455)	$(760,625)	$(433,001)
CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	918,681	183,153	470,557	848,038
Shares issued in reinvestments of dividends and distributions	—	13,044	18,323	59,656
Shares redeemed(1)	(1,353,956)	(352,741)	(453,225)	(467,948)
Net increase (decrease) in shares outstanding	(435,275)	(156,544)	35,655	439,746

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Statements of Changes in Net Assets — (Continued)

	The Alternative Income Fund		The Multi- Disciplinary Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	24,303	30,908	2,239,789	2,108,470
Shares issued in reinvestments of dividends and distributions	—	5,612	42,908	78,399
Shares redeemed(1)	(314,412)	(311,285)	(294,643)	(321,378)
Net increase (decrease) in shares outstanding	(290,109)	(274,765)	1,988,054	1,865,491
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	25,317	30,770	318,253	570,311
Shares issued in reinvestments of dividends and distributions	—	2,357	7,811	22,235
Shares redeemed(1)	(220,176)	(120,473)	(19,055)	(74,099)
Net increase (decrease) in shares outstanding	(194,859)	(87,346)	307,009	518,447
CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	206,476	127,757	749,729	205,219
Shares issued in reinvestments of dividends and distributions	—	3,699	17,613	25,267
Shares redeemed(1)	(361,741)	(39,174)	(5,500)	(21,810)
Net increase (decrease) in shares outstanding	(155,265)	92,282	761,842	208,676

(1)	Shares redeemed include: 1,198,771 No Load Class shares, 210,478 Class A shares, 159,007 Class C shares and 332,551 Institutional Class shares respectively due to the reverse split. Please see Note 10 for more information.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements June 30, 2013 (Unaudited)

1. Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Alternative Income Fund (“Alternative Income”), and The Multi-Disciplinary Fund (“Multi-Disciplinary”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Alternative Income), and February 11, 2008 (Multi-Disciplinary). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”).

On April 28, 2000 (January 31, 2006 with respect to Market Opportunities, June 29, 2007 with respect to Alternative Income, and February 11, 2008 with respect to Multi-Disciplinary), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2013 is as follows:

Interest in
Master Portfolio
Internet Fund	99.991%
Global Fund	99.921%
Paradigm Fund	95.986%
Medical Fund	99.896%
Small Cap Fund	99.979%
Market Opportunities Fund	99.976%
Alternative Income Fund	99.385%
Multi-Disciplinary Fund	99.842%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.

As of June 30, 2013 each of the Feeder Funds offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of June 30, 2013, each of the Feeder Funds offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. Advisor Class C shares do not have a sales charge.

As of June 30, 2013, each of the Feeder Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

As of June 30, 2013 the Paradigm, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge.

Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the sales charge on the Advisor Class A shares, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Refer to the Master Portfolio’s financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2. Significant Accounting Policies

Security Valuation
Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at the last

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

quoted sales price. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2013, 0.00%, 0.00%, 0.00%, 0.00% and 0.00% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Fund and The Market Opportunities Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2013.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When the Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes to market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2013 the following Master Portfolio held securities restricted to institutional investors (144A securities):
		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Portfolio	$8,991,437	9.66%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2013, the following Master Portfolios held illiquid securities:
		Percentage of
	Market Value	Net Assets
The Internet Portfolio	$0.00	0.00%
The Global Portfolio	0.00	0.00%
The Paradigm Portfolio	0.00	0.00%
The Medical Portfolio	0.00	0.00%
The Market Opportunities Portfolio	0.00	0.00%

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive intere st on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code.

It is the Feeder Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Feeder Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2013, open tax years include the tax years ended December 31, 2009 through 2012. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio began compensating the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets beginning January 1, 2013.

The Adviser has voluntarily agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary waiver/reimbursement at any time; these waivers/reimbursements are not subject to recapture.

For the period ended June 30, 2013, the rate earned by the Adviser from the Master Portfolios and the waived fees/reimbursed expenses for the Feeder Funds are as follows:

	The Internet Fund	The Global Fund
Annual advisory rate	1.25%	1.25%
Expenses reimbursed by Adviser through voluntary waiver	$—	$61,050
Expenses reimbursed by Adviser through institutional class shareholder servicing fee waiver	$—	$—

	The Paradigm Fund	The Medical Fund
Annual advisory rate	1.25%	1.25%
Expenses reimbursed by Adviser through voluntary waiver	$486,099	$74,508
Expenses reimbursed by Adviser through institutional class shareholder servicing fee waiver	$178,444	$—

	The Small Cap Opportunities Fund	The Market Opportunities Fund
Annual advisory rate	1.25%	1.25%
Expenses reimbursed by Adviser through voluntary waiver	$82,071	$64,640
Expenses reimbursed by Adviser through institutional class shareholder servicing fee waiver	$7,760	$3,077

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

	The Alternative Income Fund	The Multi- Disciplinary Fund
Annual Advisory Rate	0.90%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$90,357	$138,426
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$1,922	$9,303

The Adviser receives a shareholder servicing fee from the No Load Class, Advisor Class A and Advisor Class C shares of a Feeder Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund’s average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares until at least May 1, 2014. For the six months ended June 30, 2013, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

For the six months ended June 30, 2013, the Feeder Funds were allocated $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Feeder Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1Plans”). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Class C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the Plan. During the six months ended June 30, 2013, payments under the 12b-1 Plan for

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the six months ended June 30, 2013, the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds incurred expenses of $2,170, $1,252, $189,714, $3,661, $12,326, $9,093, $2,703 and $47,184, respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the six months ended June 30, 2013, Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds Advisor Class C Shares incurred expenses of $990, $2,665, $416,332, $1,904, $12,787, $16,883, $6,053 and $34,572, respectively, pursuant to the 12b-1 Plan.

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Feeder Funds’ principal underwriter in a continuous public offering of the Feeder Funds’ shares. The Distributor is an affiliate of the Adviser. For the six months ended June 30, 2013, the Distributor received $1,280, $394, $19,504, $1,064, $1,944, $885, $670, and $9,970 from sales loads from the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds.

4. Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2012, each Feeder Fund recorded the following reclassifications to the accounts listed below:

	INCREASE (DECREASE)
	Paid In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
The Internet Fund	$(562,313)	$554,229	$8,084
The Global Fund	—	53,089	(53,089)
The Paradigm Fund	—	6,337,895	(6,337,895)
The Medical Fund	—	(3,259)	3,259
The Small Cap Fund	(536,024)	33,023	503,001
The Market Opportunities Fund	(126,217)	1,593,523	(1,467,306)
The Alternative Income Fund	(9,435.)	101,358	(91,923)
The Multi-Disciplinary Fund	(50,734)	143,373	(92,639)

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

5. Income Taxes

At December 31, 2012, the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds had $0, $12,171, $8,045,811, $28,372, $0, $220,821 $0, and $392,566, respectively, of undistributed net investment income on a tax basis.

At December 31, 2012, the Internet and Medical Funds had $3,213,576 and $144,235, respectively, of accumulated net realized gains on a tax basis.

At December 31, 2012, the Feeder Funds had accumulated net realized capital loss carryforwards expiring in the following years:

Feeder Fund	2018	2017	2016	2015	2014	2013
Global	$—	$391,787	$—	$—	$—	$—
Paradigm	115,786,082	445,505,345	206,726,423	—	—	—
Small Cap	8,224,702	96,486,615	53,815,879	—	—	—
Market Opportunities	2,108,533	6,623,055	20,630,375	—	—	—
Alternative Income	2,203,647	4,868,599	988,771	—	—	—

As a result of the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), losses incurred in this fiscal year and beyond retain their character, short-term or long-term, have no expiration date and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

For the year ended December 31, 2012, the following Feeder Funds utilized capital loss carryforwards:

Fund	Capital Loss Carryforward
Global	$60,657
Paradigm	30,509,870
Small Cap	9,136,443
Market Opportunities	3,392,052
Alternative Income	442,025

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

At December 31, 2012, the following Feeder Funds deferred, on a tax basis, post-October losses:

Feeder Fund	Post-October Losses	Post-October Currency Losses
Internet	$—	$—
Global	—	—
Paradigm	591,431	—
Medical	—	—
Small Cap	32,888	182,544
Market Opportunities	—	—
Alternative Income	348,512	72,455
Multi-Disciplinary	—	—

The tax components of dividends paid during the years ended December 31, 2012 and December 31, 2011, are:

	Internet		Global
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2012	$—	$5,260,270	$156,516	$—
2011	$—	$734,212	$31,833	$—

	Paradigm		Medical
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2012	$3,816,172	$—	$301,886	$1,910,710
2011	$7,652,859	$—	$237,948	$1,483,472

	Small Cap		Market Opportunities
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2012	$—	$—	$654,956	$—
2011	$1,133,648	$—	$388,006	$—

	Alternative Income		Multi-Disciplinary
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2012	$251,325	$—	$2,322,725	$—
2011	$268,563	$—	$727,453	$40,907

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

6. Tax Information
The Global, Paradigm, Medical, and Market Opportunities Funds designate 54%, 100%, 100% and 100%, respectively, of dividends declared after December 31, 2012 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds hereby designate 0%, 100%, 100%, 14%, 0%, 100%, 100% and 100%, respectively, as ordinary income distributions and 100% and 86% for the Internet and Medical Funds as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Feeder Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2012, which is designated as qualifying for the dividends-received deduction, is as follows: Global 22%, Paradigm 100%, Medical 100%, and Market Opportunities 63%. The Alternative Income and Multi-Disciplinary Funds designate 96% and 91%, respectively, of their ordinary income distributions for the fiscal year ended December 31, 2012 as interest-related dividends under Internal Revenue Code Section 871(k) (l) (C).

The Multi-Disciplinary Fund designates 26% of its ordinary income distribution as a short-term capital gain distribution under Internal Revenue Code Section 871 (k) (2) (C).

7. Information about Proxy Voting

Information regarding how the Company and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

8. Information about the Portfolio Holdings

The Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Feeder Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
9. Subsequent Events

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Feeder Funds’ financial statements.

10. Reverse Stock Split

During the period ended June 30, 2013, shares of The Alternative Income Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding while maintaining the Fund’s and each shareholder’s aggregate net asset value. A summary of the reverse stock split is as follows:

	Date	Rate	Net Asset Value Before Reverse Split	Net Asset Value After Reverse Split	Shares Outstanding Before Reverse Split	Shares Outstanding After Reverse Split
Alternative Income Fund,
No Load Class	5/31/13	1:10	8.52	85.20	1,331,968	133,197
Alternative Income Fund,
Class A	5/31/13	1:10	8.52	85.20	233,864	23,386
Alternative Income Fund,
Class C	5/31/13	1:10	8.39	83.90	176,674	17,667
Alternative Income Fund,
Institutional Class	5/31/13	1:10	8.60	86.00	369,501	36,950

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Financial Highlights

	The Internet Fund
	No Load Class
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$43.18		$36.26	$37.25	$30.74	$20.71	$35.94
Income from Investment Operations:
Net investment income (loss)(2)	(0.28)		(0.15)	(0.37)	(0.28)	(0.14)	0.29
Net realized and unrealized gain (loss) on investments	7.03		8.56	(0.37)	6.79	10.21	(15.47)
Total from investment operations	6.75		8.41	(0.74)	6.51	10.07	(15.18)
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	—	(0.04)	(0.05)
From net realized gains	—		(1.49)	(0.25)	—	—	—
Total distributions	—		(1.49)	(0.25)	—	(0.04)	(0.05)
Net Asset Value, End of Period	$49.93		$43.18	$36.26	$37.25	$30.74	$20.71
Total return	15.63	%(4)	23.24%	(1.98)%	21.18%	48.61%	(42.24)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$174,976		$155,036	$103,828	$113,085	$104,666	$75,112
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.84	%(5)	1.94%	1.94%	1.95%	1.98%	2.03%
After expense reimbursement(6)	1.84	%(5)	1.89%	1.89%	1.89%	1.89%	1.90%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.18	)%(5)	(0.41)%	(0.99)%	(0.91)%	(0.64)%	0.90%
After expense reimbursement(6)	(1.18	)%(5)	(0.36)%	(0.94)%	(0.85)%	(0.55)%	1.03%
Portfolio turnover rate(7)	4%		9%	32%	12%	14%	19%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class A
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$42.30		$35.63	$36.69	$30.35	$20.50	$35.66
Income from Investment Operations:
Net investment income (loss)(2)	(0.33)		(0.24)	(0.46)	(0.36)	(0.21)	0.22
Net realized and unrealized gain (loss) on investments	6.87		8.40	(0.36)	6.70	10.09	(15.33)
Total from investment operations	6.54		8.16	(0.82)	6.34	9.88	(15.11)
Redemption Fees	—		—	0.01	0.00 (3)	0.01	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	(0.04)	(0.05)
From net realized gains	—		(1.49)	(0.25)	—	—	—
Total distributions	—		(1.49)	(0.25)	—	(0.04)	(0.05)
Net Asset Value, End of Period	$48.84		$42.30	$35.63	$36.69	$30.35	$20.50
Total return(4)	15.49	%(5)	22.92%	(2.20)%	20.89%	48.23%	(42.37)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,192		$1,379	$1,050	$1,892	$738	$318
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.09	%(6)	2.19%	2.19%	2.20%	2.23%	2.28%
After expense reimbursement(7)	2.09	%(6)	2.14%	2.14%	2.14%	2.14%	2.15%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.43	)%(6)	(0.66)%	(1.24)%	(1.16)%	(0.89)%	0.65%
After expense reimbursement(7)	(1.43	)%(6)	(0.61)%	(1.19)%	(1.10)%	(0.80)%	0.78%
Portfolio turnover rate(8)	4%		9%	32%	12%	14%	19%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class C
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$40.79		$34.58	$35.79	$29.76	$20.20	$35.31
Income from Investment Operations:
Net investment income (loss)(2)	(0.43)		(0.43)	(0.63)	(0.51)	(0.31)	0.08
Net realized and unrealized gain (loss) on investments	6.63		8.13	(0.34)	6.54	9.91	(15.15)
Total from investment operations	6.20		7.70	(0.97)	6.03	9.60	(15.07)
Redemption Fees	—		—	0.01	—	—	—
Less Distributions:
From net investment income	—		—	—	—	(0.04)	(0.04)
From net realized gains	—		(1.49)	(0.25)	—	—	—
Total distributions	—		(1.49)	(0.25)	—	(0.04)	(0.04)
Net Asset Value, End of Period	$46.99		$40.79	$34.58	$35.79	$29.76	$20.20
Total return	15.20	%(3)	22.32%	(2.67)%	20.26%	47.51%	(42.67)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$458		$185	$103	$196	$120	$113
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.59	%(4)	2.69%	2.69%	2.70%	2.73%	2.78%
After expense reimbursement(5)	2.59	%(4)	2.64%	2.64%	2.64%	2.64%	2.65%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.93	)%(4)	(1.16)%	(1.74)%	(1.66)%	(1.39)%	0.15%
After expense reimbursement(5)	(1.93	)%(4)	(1.11)%	(1.69)%	(1.60)%	(1.30)%	0.28%
Portfolio turnover rate(6)	4%		9%	32%	12%	14%	19%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Financial Highlights — (Continued)

	The Global Fund
	No Load Class
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$4.71		$3.92	$4.67	$3.92	$2.36	$4.90
Income from Investment Operations:
Net investment income(2)	0.01		0.03	0.06	0.02	0.02	0.07
Net realized and unrealized gain (loss) on investments	0.43		0.88	(0.78)	0.78	1.55	(2.56)
Total from investment operations	0.44		0.91	(0.72)	0.80	1.57	(2.49)
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)
Less Distributions:
From net investment income	—		(0.12)	(0.03)	(0.05)	(0.02)	(0.05)
Total distributions	—		(0.12)	(0.03)	(0.05)	(0.02)	(0.05)
Net Asset Value, End of Period	$5.15		$4.71	$3.92	$4.67	$3.92	$2.36
Total return	9.34	%(4)	23.16%	(15.41)%	20.30%	66.86%	(50.72)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$6,906		$5,069	$3,631	$4,541	$4,370	$1,863
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.92	%(5)	3.38%	3.94%	4.17%	5.32%	5.98%
After expense reimbursement(6)	1.39	%(5)	1.39%	1.39%	1.39%	1.39%	1.41%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.23	)%(5)	(1.22)%	(1.11)%	(2.26)%	(3.27)%	(2.72)%
After expense reimbursement(6)	0.30	%(5)	0.77%	1.44%	0.52%	0.66%	1.85%
Portfolio turnover rate(7)	6%		23%	135%	122%	53%	98%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Financial Highlights — (Continued)

	The Global Fund
	Advisor Class A
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	May 19, 2008^ through December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$4.71		$3.92	$4.68	$3.93	$2.36	$4.56
Income from Investment Operations:
Net investment income(2)	0.00	(3)	0.02	0.05	0.01	0.01	0.03
Net realized and unrealized gain (loss) on investments	0.43		0.88	(0.78)	0.78	1.57	(2.18)
Total from investment operations	0.43		0.90	(0.73)	0.79	1.58	(2.15)
Redemption Fees	—		0.00 (3)	0.00 (3)	0.00 (3)	—	—
Less Distributions:
From net investment income	—		(0.11)	(0.03)	(0.04)	(0.01)	(0.05)
Total distributions	—		(0.11)	(0.03)	(0.04)	(0.01)	(0.05)
Net Asset Value, End of Period	$5.14		$4.71	$3.92	$4.68	$3.93	$2.36
Total return(4)	9.13	%(5)	22.94%	(15.59)%	20.04%	67.11%	(47.12	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,092		$1,093	$392	$707	$368	$106
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.17	%(6)	3.63%	4.19%	4.42%	5.57%	8.28	%(6)
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.64%	1.64%	1.65	%(6)
Ratio of net investment income (loss)to average net assets:
Before expense reimbursement	(1.48	)%(6)	(1.47)%	(1.36)%	(2.51)%	(3.52)%	(5.16	)%(6)
After expense reimbursement(7)	(0.05	)%(6)	0.52%	1.19%	0.27%	0.41%	1.47	%(6)
Portfolio turnover rate(8)	6%		23%	135%	122%	53%	98%

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Financial Highlights — (Continued)

	The Global Fund
	Advisor Class C
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009		May 19, 2008^ through December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$4.62		$3.87	$4.64	$3.90	$2.37		$4.56
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)		0.00 (3)	0.03	(0.01)	0.00	(3)	0.02
Net realized and unrealized gain (loss) on investments	0.43		0.85	(0.77)	0.77	1.53		(2.17)
Total from investment operations	0.42		0.85	(0.74)	0.76	1.53		(2.15)
Redemption Fees	—		—	—	—	—		—
Less Distributions:
From net investment income	—		(0.10)	(0.03)	(0.02)	(0.00	)(3)	(0.04)
Total distributions	—		(0.10)	(0.03)	(0.02)	(0.00	)(3)	(0.04)
Net Asset Value, End of Period	$5.04		$4.62	$3.87	$4.64	$3.90		$2.37
Total return	9.09	%(4)	22.04%	(15.94)%	19.24%	65.08%		(47.14	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$988		$383	$111	$64	$36		$5
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.67	%(5)	4.13%	4.69%	4.92%	6.07%		8.78	%(5)
After expense reimbursement(6)	2.14	%(5)	2.14%	2.14%	2.14%	2.14%		2.15	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.98	)%(5)	(1.97)%	(1.86)%	(3.01)%	(4.02)%		(5.66	)%(5)
After expense reimbursement(6)	(0.45	)%(5)	0.02%	0.69%	(0.23)%	(0.09)%		0.97	%(5)
Portfolio turnover rate(7)	6%		23%	135%	122%	53%		98%

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Financial Highlights — (Continued)

	The Paradigm Fund
	No Load Class
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$23.99		$19.81	$23.31	$20.18	$14.42	$30.99
Income from Investment Operations:
Net investment income (loss)(2)	(0.05)		0.05	0.02	0.11	0.15	0.12
Net realized and unrealized gain (loss) on investments	4.98		4.25	(3.34)	3.39	5.78	(16.62	)(4)
Total from investment operations	4.93		4.30	(3.32)	3.50	5.93	(16.50)
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01
Less Distributions:
From net investment income	—		(0.12)	(0.18)	(0.37)	(0.17)	—
From net realized gains	—		—	—	—	—	(0.08)
Total distributions	—		(0.12)	(0.18)	(0.37)	(0.17)	(0.08)
Net Asset Value, End of Period	$28.92		$23.99	$19.81	$23.31	$20.18	$14.42
Total return	20.55	%(5)	21.78%	(14.27)%	17.37%	41.02%	(53.17	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$507,680		$416,696	$430,528	$687,056	$825,278	$740,983
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.74	%(6)	1.78%	1.78%	1.76%	1.73%	1.72%
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.64%	1.64%	1.66%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.45	)%(6)	0.08%	(0.03)%	0.43%	0.78%	0.46%
After expense reimbursement(7)	(0.35	)%(6)	0.22%	0.11%	0.55%	0.87%	0.52%
Portfolio turnover rate(8)	2%		6%	58%	7%	15%	34%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class A
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$23.59		$19.45	$22.95	$19.88	$14.16	$30.52
Income from Investment Operations:
Net investment income (loss)(2)	(0.08)		(0.01)	(0.03)	0.06	0.10	0.06
Net realized and unrealized gain (loss) on investments	4.90		4.18	(3.29)	3.33	5.68	(16.34	)(4)
Total from investment operations	4.82		4.17	(3.32)	3.39	5.78	(16.28)
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	—	0.00	(3)
Less Distributions:
From net investment income	—		(0.03)	(0.18)	(0.32)	(0.06)	—
From net realized gains	—		—	—	—	—	(0.08)
Total distributions	—		(0.03)	(0.18)	(0.32)	(0.06)	(0.08)
Net Asset Value, End of Period	$28.41		$23.59	$19.45	$22.95	$19.88	$14.16
Total return(5)	20.43	%(6)	21.49%	(14.49)%	17.11%	40.64%	(53.30	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$161,906		$135,747	$146,939	$226,264	$252,106	$249,424
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.99	%(7)	2.03%	2.03%	2.01%	1.98%	1.97%
After expense reimbursement(8)	1.89	%(7)	1.89%	1.89%	1.89%	1.89%	1.91%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.70	)%(7)	(0.17)%	(0.28)%	0.18%	0.53%	0.21%
After expense reimbursement(8)	(0.60	)%(7)	(0.03)%	(0.14)%	0.30%	0.62%	0.27%
Portfolio turnover rate(9)	2%		6%	58%	7%	15%	34%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Not annualized.
(7)	Annualized.
(8)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion. (9) Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class C
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$22.66		$18.76	$22.25	$19.33	$13.80	$29.90
Income from Investment Operations:
Net investment income (loss)(2)	(0.14)		(0.11)	(0.14)	(0.04)	0.02	(0.05)
Net realized and unrealized gain (loss) on investments	4.71		4.01	(3.17)	3.22	5.51	(15.97	)(4)
Total from investment operations	4.57		3.90	(3.31)	3.18	5.53	(16.02)
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	(0.18)	(0.26)	—	—
From net realized gains	—		—	—	—	—	(0.08)
Total distributions	—		—	(0.18)	(0.26)	—	(0.08)
Net Asset Value, End of Period	$27.23		$22.66	$18.76	$22.25	$19.33	$13.80
Total return	20.17	%(5)	20.85%	(14.90)%	16.45%	39.97%	(53.54	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$116,055		$101,405	$102,534	$152,571	$169,578	$147,915
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.49	%(6)	2.53%	2.53%	2.51%	2.48%	2.47%
After expense reimbursement(7)	2.39	%(6)	2.39%	2.39%	2.39%	2.39%	2.41%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.20	)%(6)	(0.67)%	(0.78)%	(0.32)%	0.03%	(0.29)%
After expense reimbursement(7)	(1.10	)%(6)	(0.53)%	(0.64)%	(0.20)%	0.12%	(0.23)%
Portfolio turnover rate(8)	2%		6%	58%	7%	15%	34%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Institutional Class
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$23.93		$19.79	$23.25	$20.13	$14.44	$30.97
Income from Investment Operations:
Net investment income (loss)(2)	(0.02)		0.10	0.07	0.16	0.18	0.18
Net realized and unrealized gain (loss) on investments	4.98		4.24	(3.35)	3.38	5.78	(16.63	)(4)
Total from investment operations	4.96		4.34	(3.28)	3.54	5.96	(16.45)
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		(0.20)	(0.18)	(0.42)	(0.27)	—
From net realized gains	—		—	—	—	—	(0.08)
Total distributions	—		(0.20)	(0.18)	(0.42)	(0.27)	(0.08)
Net Asset Value, End of Period	$28.89		$23.93	$19.79	$23.25	$20.13	$14.44
Total return	20.73	%(5)	21.99%	(14.13)%	17.62%	41.31%	(53.11	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$267,254		$192,478	$134,309	$142,261	$125,372	$128,129
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.69	%(6)	1.73%	1.73%	1.71%	1.68%	1.67%
After expense reimbursement(7)	1.44	%(6)	1.44%	1.44%	1.44%	1.44%	1.46%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.40	)%(6)	0.13%	0.02%	0.48%	0.83%	0.51%
After expense reimbursement(7)	(0.15	)%(6)	0.42%	0.31%	0.75%	1.07%	0.72%
Portfolio turnover rate(8)	2%		6%	58%	7%	15%	34%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	No Load Class
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$17.82		$18.75	$19.48	$18.77	$15.23	$19.82
Income from Investment Operations:
Net investment income(2)	0.18		0.33	0.18	0.10	0.20	0.19
Net realized and unrealized gain (loss) on investments	4.26		1.32	0.82	0.72	3.51	(4.25)
Total from investment operations	4.44		1.65	1.00	0.82	3.71	(4.06)
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.01
Less Distributions:
From net investment income	—		(0.36)	(0.25)	(0.11)	(0.16)	(0.16)
From net realized gains	—		(2.22)	(1.48)	—	(0.02)	(0.38)
Total distributions	—		(2.58)	(1.73)	(0.11)	(0.18)	(0.54)
Net Asset Value, End of Period	$22.26		$17.82	$18.75	$19.48	$18.77	$15.23
Total return	24.86	%(4)	8.86%	5.11%	4.30%	24.47%	(20.42)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$18,313		$14,254	$16,376	$25,777	$21,126	$15,727
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.12	%(5)	2.22%	2.02%	2.00%	2.15%	2.26%
After expense reimbursement(6)	1.39	%(5)	1.39%	1.39%	1.39%	1.39%	1.41%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.03	%(5)	0.83%	0.24%	(0.06)%	0.42%	0.18%
After expense reimbursement(6)	1.76	%(5)	1.66%	0.87%	0.55%	1.17%	1.03%
Portfolio turnover rate(7)	7%		0%	5%	3%	13%	28%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class A
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$17.33		$18.29	$19.06	$18.36	$14.90	$19.39
Income from Investment Operations:
Net investment income(2)	0.15		0.27	0.12	0.05	0.15	0.13
Net realized and unrealized gain (loss) on investments	4.13		1.29	0.80	0.71	3.44	(4.15)
Total from investment operations	4.28		1.56	0.92	0.76	3.59	(4.02)
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.04
Less Distributions:
From net investment income	—		(0.30)	(0.21)	(0.06)	(0.12)	(0.13)
From net realized gains	—		(2.22)	(1.48)	—	(0.02)	(0.38)
Total distributions	—		(2.52)	(1.69)	(0.06)	(0.14)	(0.51)
Net Asset Value, End of Period	$21.61		$17.33	$18.29	$19.06	$18.36	$14.90
Total return(4)	24.70	%(5)	8.60%	4.79%	4.13%	24.17%	(20.49)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,551		$2,583	$3,240	$4,207	$4,347	$2,941
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.37	%(6)	2.47%	2.27%	2.25%	2.40%	2.51%
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.64%	1.64%	1.66%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.78	%(6)	0.58%	(0.01)%	(0.31)%	0.17%	(0.07)%
After expense reimbursement(7)	1.51	%(6)	1.41%	0.62%	0.30%	0.92%	0.78%
Portfolio turnover rate(8)	7%		0%	5%	3%	13%	28%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class C
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$17.19		$18.15	$18.90	$18.27	$14.83	$19.34
Income from Investment Operations:
Net investment income (loss)(2)	0.10		0.17	0.02	(0.04)	0.07	0.05
Net realized and unrealized gain (loss) on investments	4.09		1.29	0.80	0.69	3.41	(4.13)
Total from investment operations	4.19		1.46	0.82	0.65	3.48	(4.08)
Redemption Fees	—		—	0.00 (3)	—	0.00 (3)	0.02
Less Distributions:
From net investment income	—		(0.20)	(0.09)	(0.02)	(0.02)	(0.07)
From net realized gains	—		(2.22)	(1.48)	—	(0.02)	(0.38)
Total distributions	—		(2.42)	(1.57)	(0.02)	(0.04)	(0.45)
Net Asset Value, End of Period	$21.38		$17.19	$18.15	$18.90	$18.27	$14.83
Total return	24.37	%(4)	8.08%	4.32%	3.55%	23.50%	(20.97)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$553		$450	$580	$692	$454	$314
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.87	%(5)	2.97%	2.77%	2.75%	2.90%	3.01%
After expense reimbursement(6)	2.14	%(5)	2.14%	2.14%	2.14%	2.14%	2.16%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.28	%(5)	0.08%	(0.51)%	(0.81)%	(0.33)%	(0.57)%
After expense reimbursement(6)	1.01	%(5)	0.91%	0.12%	(0.20)%	0.42%	0.28%
Portfolio turnover rate(7)	7%		0%	5%	3%	13%	28%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	No Load Class
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$25.17		$19.85	$23.32	$20.83	$13.17	$31.92
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)		0.01	(0.04)	(0.04)	(0.04)	0.05
Net realized and unrealized gain (loss) on investments	7.14		5.31	(3.15)	2.93	7.70	(18.53	)(4)
Total from investment operations	7.13		5.32	(3.19)	2.89	7.66	(18.48)
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	(0.28)	(0.40)	—	—
From net realized gains	—		—	—	—	—	(0.27)
Total distributions	—		—	(0.28)	(0.40)	—	(0.27)
Net Asset Value, End of Period	$32.30		$25.17	$19.85	$23.32	$20.83	$13.17
Total return	28.33	%(5)	26.74%	(13.65)%	13.86%	58.16%	(57.88	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$128,863		$63,947	$67,798	$130,279	$161,205	$126,971
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.78	%(6)	1.96%	1.90%	1.86%	1.86%	1.79%
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.64%	1.64%	1.67%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.21	)%(6)	(0.25)%	(0.44)%	(0.42)%	(0.48)%	0.09%
After expense reimbursement(7)	(0.07	)%(6)	0.07%	(0.18)%	(0.20)%	(0.26)%	0.21%
Portfolio turnover rate(8)	1%		22%	47%	4%	4%	16%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class A
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$24.77		$19.59	$22.98	$20.53	$13.01	$31.63
Income from Investment Operations:
Net investment loss(2)	(0.05)		(0.04)	(0.10)	(0.09)	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments	7.03		5.22	(3.08)	2.87	7.60	(18.34	)(4)
Total from investment operations	6.98		5.18	(3.18)	2.78	7.52	(18.35)
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	(0.21)	(0.33)	—	—
From net realized gains	—		—	—	—	—	(0.27)
Total distributions	—		—	(0.21)	(0.33)	—	(0.27)
Net Asset Value, End of Period	$31.75		$24.77	$19.59	$22.98	$20.53	$13.01
Total return(5)	28.18	%(6)	26.44%	(13.85)%	13.56%	57.80%	(58.00	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$13,086		$7,558	$7,250	$11,509	$14,244	$12,090
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.03	%(7)	2.21%	2.15%	2.11%	2.11%	2.04%
After expense reimbursement(8)	1.89	%(7)	1.89%	1.89%	1.89%	1.89%	1.92%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.46	)%(7)	(0.50)%	(0.69)%	(0.67)%	(0.73)%	(0.16)%
After expense reimbursement(8)	(0.32	)%(7)	(0.18)%	(0.43)%	(0.45)%	(0.51)%	(0.04)%
Portfolio turnover rate(9)	1%		22%	47%	4%	4%	16%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Not annualized.
(7)	Annualized.
(8)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(9)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class C
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$24.35		$19.36	$22.68	$20.28	$12.92	$31.57
Income from Investment Operations:
Net investment loss(2)	(0.12)		(0.15)	(0.20)	(0.20)	(0.16)	(0.12)
Net realized and unrealized gain (loss) on investments	6.91		5.14	(3.04)	2.84	7.52	(18.26	)(4)
Total from investment operations	6.79		4.99	(3.24)	2.64	7.36	(18.38)
Redemption Fees	—		—	—	—	0.00 (3)	0.00	(3)
Less Distributions:
From net investment income	—		—	(0.08)	(0.24)	—	—
From net realized gains	—		—	—	—	—	(0.27)
Total distributions	—		—	(0.08)	(0.24)	—	(0.27)
Net Asset Value, End of Period	$31.14		$24.35	$19.36	$22.68	$20.28	$12.92
Total return	27.89	%(5)	25.77%	(14.29)%	13.00%	56.97%	(58.20	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,206		$2,536	$2,440	$3,450	$4,445	$2,871
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.53	%(6)	2.71%	2.65%	2.61%	2.61%	2.54%
After expense reimbursement(7)	2.39	%(6)	2.39%	2.39%	2.39%	2.39%	2.42%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.96	)%(6)	(1.00)%	(1.19)%	(1.17)%	(1.23)%	(0.66)%
After expense reimbursement(7)	(0.82	)%(6)	(0.68)%	(0.93)%	(0.95)%	(1.01)%	(0.54)%
Portfolio turnover rate(8)	1%		22%	47%	4%	4%	16%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Institutional Class
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$25.32		$19.93	$23.45	$20.90	$13.19	$31.92
Income from Investment Operations:
Net investment income (loss)(2)	0.02		0.06	0.00 (3)	0.00 (3)	(0.01)	0.10
Net realized and unrealized gain (loss) on investments	7.19		5.33	(3.17)	2.95	7.72	(18.56	)(4)
Total from investment operations	7.21		5.39	(3.17)	2.95	7.71	(18.46)
Redemption Fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)
Less Distributions:
From net investment income	—		—	(0.35)	(0.40)	—	—
From net realized gains	—		—	—	—	—	(0.27)
Total distributions	—		—	(0.35)	(0.40)	—	(0.27)
Net Asset Value, End of Period	$32.53		$25.32	$19.93	$23.45	$20.90	$13.19
Total return	28.48	%(5)	27.04%	(13.51)%	14.10%	58.45%	(57.82	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$16,870		$7,482	$5,498	$9,808	$19,749	$68,408
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.73	%(6)	1.91%	1.85%	1.81%	1.81%	1.74%
After expense reimbursement(7)	1.44	%(6)	1.44%	1.44%	1.44%	1.44%	1.47%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.16	)%(6)	(0.20)%	(0.39)%	(0.37)%	(0.43)%	0.14%
After expense reimbursement(7)	0.13	%(6)	0.27%	0.02%	0.00%	(0.06)%	0.41%
Portfolio turnover rate(8)	1%		22%	47%	4%	4%	16%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	No Load Class
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$12.08		$10.45	$11.46	$10.84	$7.22	$16.12
Income from Investment Operations:
Net investment income(2)	0.02		0.03	0.01	0.04	0.00 (3)	0.11
Net realized and unrealized gain (loss) on investments	2.67		1.80	(0.91)	1.18	3.62	(9.02)
Payment by adviser	—		—	—	—	—	0.06	(4)
Total from investment operations	2.69		1.83	(0.90)	1.22	3.62	(8.85)
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.01
Less Distributions:
From net investment income	—		(0.20)	(0.11)	(0.60)	(0.01)	(0.06)
Total distributions	—		(0.20)	(0.11)	(0.60)	(0.01)	(0.06)
Net Asset Value, End of Period	$14.77		$12.08	$10.45	$11.46	$10.84	$7.22
Total return	22.27	%(5)	17.52%	(7.85)%	11.31%	50.21%	(54.82	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$41,810		$32,929	$30,191	$38,562	$41,254	$34,246
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.88	%(6)	1.97%	1.93%	1.92%	1.93%	1.82%
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.64%	1.64%	1.66%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.12	%(6)	(0.10)%	(0.20)%	0.06%	(0.25)%	0.78%
After expense reimbursement(7)	0.36	%(6)	0.23%	0.09%	0.34%	0.04%	0.94%
Portfolio turnover rate(8)	10%		26%	14%	12%	14%	77%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement contributed 0.38%, 0.37%, 0.38% and 0.44% to the returns of the No Load Class, the Advisor Class A, the Advisor Class C and the Institutional Class, respectively, for the year ended December 31, 2008.

(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class A
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$12.07		$10.43	$11.43	$10.80	$7.22	$16.07
Income from Investment Operations:
Net investment income (loss)(2)	0.01		0.00 (3)	(0.02)	0.01	(0.02)	0.08
Net realized and unrealized gain (loss) on investments	2.66		1.80	(0.90)	1.19	3.61	(8.97)
Payment by adviser	—		—	—	—	—	0.06	(4)
Total from investment operations	2.67		1.80	(0.92)	1.20	3.59	(8.83)
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		(0.16)	(0.08)	(0.57)	(0.01)	(0.02)
Total distributions	—		(0.16)	(0.08)	(0.57)	(0.01)	(0.02)
Net Asset Value, End of Period	$14.74		$12.07	$10.43	$11.43	$10.80	$7.22
Total return(5)	22.12	%(6)	17.26%	(8.08)%	11.11%	49.66%	(54.91	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$8,543		$6,518	$8,600	$14,167	$18,770	$18,514
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.13	%(7)	2.22%	2.18%	2.17%	2.18%	2.07%
After expense reimbursement(8)	1.89	%(7)	1.89%	1.89%	1.89%	1.89%	1.91%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.13	)%(7)	(0.35)%	(0.45)%	(0.19)%	(0.50)%	0.53%
After expense reimbursement(8)	0.11	%(7)	(0.02)%	(0.16)%	0.09%	(0.21)%	0.69%
Portfolio turnover rate(9)	10%		26%	14%	12%	14%	77%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement contributed 0.38%, 0.37%, 0.38% and 0.44% to the returns of the No Load Class, the Advisor Class A, the Advisor Class C and the Institutional Class, respectively, for the year ended December 31, 2008.

(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Not annualized.
(7)	Annualized.
(8)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(9)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class C
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$11.94		$10.32	$11.30	$10.69	$7.17	$16.01
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)		(0.06)	(0.08)	(0.04)	(0.06)	0.02
Net realized and unrealized gain (loss) on investments	2.63		1.78	(0.88)	1.17	3.59	(8.91)
Payment by adviser	—		—	—	—	—	0.06	(4)
Total from investment operations	2.60		1.72	(0.96)	1.13	3.53	(8.83)
Redemption Fees	0.00	(3)	0.00 (3)	—	0.00 (3)	0.00 (3)	0.00	(3)
Less Distributions:
From net investment income	—		(0.10)	(0.02)	(0.52)	(0.01)	(0.01)
Total distributions	—		(0.10)	(0.02)	(0.52)	(0.01)	(0.01)
Net Asset Value, End of Period	$14.54		$11.94	$10.32	$11.30	$10.69	$7.17
Total return	21.78	%(5)	16.70%	(8.51)%	10.54%	49.17%	(55.13	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,698		$3,932	$4,233	$5,569	$6,055	$771
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.63	%(6)	2.72%	2.68%	2.67%	2.68%	2.57%
After expense reimbursement(7)	2.39	%(6)	2.39%	2.39%	2.39%	2.39%	2.41%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.63	)%(6)	(0.85)%	(0.95)%	(0.69)%	(1.00)%	0.03%
After expense reimbursement(7)	(0.39	)%(6)	(0.52)%	(0.66)%	(0.41)%	(0.71)%	0.19%
Portfolio turnover rate(8)	10%		26%	14%	12%	14%	77%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement contributed 0.38%, 0.37%, 0.38% and 0.44% to the returns of the No Load Class, the Advisor Class A, the Advisor Class C and the Institutional Class, respectively, for the year ended December 31, 2008.

(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Institutional Class
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	May 19, 2008^ through December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$12.10		$10.46	$11.48	$10.86	$7.21	$13.71
Income from Investment Operations:
Net investment income(2)	0.04		0.05	0.03	0.06	0.02	0.08
Net realized and unrealized gain (loss) on investments	2.68		1.81	(0.92)	1.19	3.64	(6.55)
Payment by adviser	—		—	—	—	—	0.06	(3)
Total from investment operations	2.72		1.86	(0.89)	1.25	3.66	(6.41)
Redemption Fees	—		—	—	—	—	—
Less Distributions:
From net investment income	—		(0.22)	(0.13)	(0.63)	(0.01)	(0.09)
Total distributions	—		(0.22)	(0.13)	(0.63)	(0.01)	(0.09)
Net Asset Value, End of Period	$14.82		$12.10	$10.46	$11.48	$10.86	$7.21
Total return	22.48	%(4)	17.83%	(7.71)%	11.54%	50.70%	(46.77	)%(3)(4)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,115		$229	$186	$212	$19	$5
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.83	%(5)	1.92%	1.88%	1.87%	1.88%	1.82	%(5)
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.44%	1.44	%(5)
Ratio of net investment income (loss)to average net assets:
Before expense reimbursement	0.17	%(5)	(0.05)%	(0.15)%	0.11%	(0.20)%	0.94	%(5)
After expense reimbursement(6)	0.56	%(5)	0.43%	0.29%	0.54%	0.24%	1.32	%(5)
Portfolio turnover rate(7)	10%		26%	14%	12%	14%	77%

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)
Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement contributed 0.38%, 0.37%, 0.38% and 0.44% to the returns of the No Load Class, the Advisor Class A, the Advisor Class C and the Institutional Class, respectively, for the year ended December 31, 2008.

(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	No Load Class
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012(1)	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010(1)	For the Year Ended December 31, 2009(1)		For the Year Ended December 31, 2008(1)
PER SHARE DATA:(2)
Net Asset Value
Beginning of Period	$83.30		$77.90	$83.80	$88.60	$76.10		$101.70
Income from Investment Operations:
Net investment income (loss)(3)	(0.12)		1.50	1.00	0.70	0.40		1.00
Net realized and unrealized gain (loss) on investments	1.60		6.10	(5.10)	(4.80)	12.10		(26.60)
Total from investment operations	1.48		7.60	(4.10)	(4.10)	12.50		(25.60)
Redemption Fees	—		0.00 (4)	0.00 (4)	0.00 (4)	0.00	(4)	0.00 (4)
Less Distributions:
From net investment income	—		(2.20)	(1.80)	(0.70)	(0.00	)(4)	—
Total distributions	—		(2.20)	(1.80)	(0.70)	(0.00	)(4)	—
Net Asset Value, End of Period	$84.78		$83.30	$77.90	$83.80	$88.60		$76.10
Total return	1.65	%(5)	9.90%	(4.88)%	(4.60)%	16.46%		(25.17)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$10,918		$4,699	$5,613	$7,001	$7,176		$6,598
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.16	%(6)	2.55%	2.29%	2.17%	2.36%		2.20%
After expense reimbursement(7)	0.95	%(6)	1.64%	1.64%	1.64%	1.64%		1.65%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.49	)%(6)	0.93%	0.59%	0.33%	(0.26)%		0.55%
After expense reimbursement(7)	(0.28	)%(6)	1.84%	1.24%	0.86%	0.46%		1.10%
Portfolio turnover rate(8)	9%		56%	69%	111%	45%		66%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class A
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012(1)	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010(1)	For the Year Ended December 31, 2009(1)	For the Year Ended December 31, 2008(1)
PER SHARE DATA:(2)
Net Asset Value
Beginning of Period	$83.40		$77.80	$83.50	$88.20	$75.90	$101.70
Income from Investment Operations:
Net investment income (loss)(3)	(0.22)		1.30	0.80	0.50	0.20	0.70
Net realized and unrealized
gain (loss) on investments	1.56		6.10	(5.00)	(4.70)	12.10	(26.50)
Total from investment operations	1.34		7.40	(4.20)	(4.20)	12.30	(25.80)
Redemption Fees	0.00	(4)	—	0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)
Less Distributions:
From net investment income	—		(1.80)	(1.50)	(0.50)	—	—
Total distributions	—		(1.80)	(1.50)	(0.50)	—	—
Net Asset Value, End of Period	$84.74		$83.40	$77.80	$83.50	$88.20	$75.90
Total return(5)	1.49	%(6)	9.61%	(5.08)%	(4.80)%	16.21%	(25.37)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,812		$2,597	$4,559	$10,100	$10,339	$7,661
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.41	%(7)	2.80%	2.54%	2.42%	2.61%	2.45%
After expense reimbursement(8)	1.20	%(7)	1.89%	1.89%	1.89%	1.89%	1.90%
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	(1.74	)%(7)	0.68%	0.34%	0.08%	(0.51)%	0.30%
After expense reimbursement(8)	(0.53	)%(7)	1.59%	0.99%	0.61%	0.21%	0.85%
Portfolio turnover rate(9)	9%		56%	69%	111%	45%	66%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Not annualized.
(7)	Annualized.
(8)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(9)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class C
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012(1)	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010(1)	For the Year Ended December 31, 2009(1)	For the Year Ended December 31, 2008(1)
PER SHARE DATA:(2)
Net Asset Value
Beginning of Period	$82.30		$76.80	$82.50	$87.10	$75.40	$101.60
Income from Investment Operations:
Net investment income (loss)(3)	(0.43)		0.90	0.40	0.10	(0.20)	0.30
Net realized and unrealized gain (loss) on investments	1.50		6.00	(4.90)	(4.60)	11.90	(26.50)
Total from investment operations	1.07		6.90	(4.50)	(4.50)	11.70	(26.20)
Redemption Fees	—		—	0.00 (4)	—	0.00 (4)	—
Less Distributions:
From net investment income	—		(1.40)	(1.20)	(0.10)	—	—
Total distributions	—		(1.40)	(1.20)	(0.10)	—	—
Net Asset Value, End of Period	$83.37		$82.30	$76.80	$82.50	$87.10	$75.40
Total return	1.30	%(5)	8.96%	(5.51)%	(5.15)%	15.52%	(25.79)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,627		$1,763	$2,316	$2,840	$2,700	$1,571
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.91	%(6)	3.30%	3.04%	2.92%	3.11%	2.95%
After expense reimbursement(7)	1.70	%(6)	2.39%	2.39%	2.39%	2.39%	2.40%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.24	)%(6)	0.18%	(0.16)%	(0.42)%	(1.01)%	(0.20)%
After expense reimbursement(7)	(1.03	)%(6)	1.09%	0.49%	0.11%	(0.29)%	0.35%
Portfolio turnover rate(8)	9%		56%	69%	111%	45%	66%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Institutional Class
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012(1)	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010(1)	For the Year Ended December 31, 2009(1)	For the Year Ended December 31, 2008(1)
PER SHARE DATA:(2)
Net Asset Value
Beginning of Period	$84.00		$78.50	$84.20	$89.00	$76.30	$101.80
Income from Investment Operations:
Net investment income (loss)(3)	(0.04)		1.70	1.20	0.90	0.50	1.20
Net realized and unrealized gain (loss) on investments	1.59		6.20	(5.10)	(4.80)	12.30	(26.70)
Total from investment operations	1.55		7.90	(3.90)	(3.90)	12.80	(25.50)
Redemption Fees	—		0.00 (4)	0.20	0.00 (4)	0.10	0.00 (4)
Less Distributions:
From net investment income	—		(2.40)	(2.00)	(0.90)	(0.20)	—
Total distributions	—		(2.40)	(2.00)	(0.90)	(0.20)	—
Net Asset Value, End of Period	$85.55		$84.00	$78.50	$84.20	$89.00	$76.30
Total return	1.72	%(5)	10.17%	(4.43)%	(4.38)%	16.94%	(25.05)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,309		$1,629	$798	$4,182	$2,905	$251
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.11	%(6)	2.50%	2.24%	2.12%	2.31%	2.15%
After expense reimbursement(7)	0.75	%(6)	1.44%	1.44%	1.44%	1.44%	1.45%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.44	)%(6)	0.98%	0.64%	0.38%	(0.21)%	0.60%
After expense reimbursement(7)	(0.08	)%(6)	2.04%	1.44%	1.06%	0.66%	1.30%
Portfolio turnover rate(8)	9%		56%	69%	111%	45%	66%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	No Load Class
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	February 11, 2008^ through December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$11.08		$10.09	$10.47	$9.86	$8.22	$10.00
Income from Investment Operations:
Net investment income(2)	0.11		0.34	0.83	0.35	0.09	0.01
Net realized and unrealized gain (loss) on investments	(0.05)		1.20	(0.80)	0.91	1.79	(1.79)
Total from investment operations	0.06		1.54	0.03	1.26	1.88	(1.78)
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	—	—
Less Distributions:
From net investment income	(0.14)		(0.43)	(0.36)	(0.35)	(0.08)	(0.00	)(3)
From net realized gains	—		(0.12)	(0.05)	(0.30)	(0.16)	—
Total distributions	(0.14)		(0.55)	(0.41)	(0.65)	(0.24)	(0.00	)(3)
Net Asset Value, End of Period	$11.00		$11.08	$10.09	$10.47	$9.86	$8.22
Total return	0.63	%(4)	15.38%	0.24%	13.04%	22.90%	(17.76	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$19,832		$19,566	$13,389	$3,489	$938	$99
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.85	%(5)(9)	2.00%	2.38%	6.11%	13.11%	17.58	%(5)
After expense reimbursement(6)	1.51	%(5)(9)	1.49%	1.49%	1.49%	1.49%	1.49	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.62	%(5)(10)	2.65%	7.09%	(1.19)%	(10.69)%	(15.99	)%(5)
After expense reimbursement(6)	1.96	%(5)(10)	3.16%	7.98%	3.43%	0.93%	0.10	%(5)
Portfolio turnover rate(7)	36%		41%	74%	38%	77%	N/A	(8)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Multi-Disciplinary Portfolio.
(8)	Portfolio turnover is not applicable because The Multi-Disciplinary Portfolio did not hold any long-term securities from inception date through year end.
(9)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.83% before expense reimbursement and 1.49% after expense reimbursement.

(10)	The ratio of net investment income includes borrowing expense on securities sold short.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	Advisor Class A
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	February 11, 2008^ through December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$11.03		$10.05	$10.44	$9.85	$8.20	$10.00
Income from Investment Operations:
Net investment income (loss)(2)	0.10		0.31	0.78	0.33	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	(0.04)		1.20	(0.78)	0.89	1.80	(1.79)
Total from investment operations	0.06		1.51	—	1.22	1.86	(1.80)
Redemption Fees	0.00	(3)	0.00 (3)	—	—	—	—
Less Distributions:
From net investment income	(0.13)		(0.41)	(0.34)	(0.33)	(0.05)	(0.00	)(3)
From net realized gains	—		(0.12)	(0.05)	(0.30)	(0.16)	—
Total distributions	(0.13)		(0.53)	(0.39)	(0.63)	(0.21)	(0.00	)(3)
Net Asset Value, End of Period	$10.96		$11.03	$10.05	$10.44	$9.85	$8.20
Total return(4)	0.54	%(5)	15.12%	(0.01)%	12.64%	22.73%	(17.97	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$47,369		$25,764	$4,726	$356	$103	$84
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.10	%(6)(10)	2.25%	2.63%	6.36%	13.36%	17.83	%(6)
After expense reimbursement(7)	1.76	%(6)(10)	1.74%	1.74%	1.74%	1.74%	1.74	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.37	%(6)(11)	2.40%	6.84%	(1.44)%	(10.94)%	(16.24	)%(6)
After expense reimbursement(7)	1.71	%(6)(11)	2.91%	7.73%	3.18%	0.68%	(0.15	)%(6)
Portfolio turnover rate(8)	36%		41%	74%	38%	77%	N/A	(9)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Multi-Disciplinary Portfolio.
(9)	Portfolio turnover is not applicable because The Multi-Disciplinary Portfolio did not hold any long-term securities from inception date through year end.
(10)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 2.08% before expense reimbursement and 1.74% after expense reimbursement.

(11)	The ratio of net investment income includes borrowing expense on securities sold short.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	Advisor Class C
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	February 11, 2008^ through December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$10.96		$10.00	$10.40	$9.80	$8.17	$10.00
Income from Investment Operations:
Net investment income (loss)(2)	0.07		0.26	0.74	0.27	0.02	(0.05)
Net realized and unrealized gain (loss) on investments	(0.04)		1.18	(0.78)	0.90	1.78	(1.78)
Total from investment operations	0.03		1.44	(0.04)	1.17	1.80	(1.83)
Redemption Fees	—		—	—	—	—	—
Less Distributions:
From net investment income	(0.11)		(0.36)	(0.31)	(0.27)	(0.01)	(0.00	)(3)
From net realized gains	—		(0.12)	(0.05)	(0.30)	(0.16)	—
Total distributions	(0.11)		(0.48)	(0.36)	(0.57)	(0.17)	(0.00	)(3)
Net Asset Value, End of Period	$10.88		$10.96	$10.00	$10.40	$9.80	$8.17
Total return	0.21	%(4)	14.48%	(0.49)%	12.13%	22.03%	(18.30	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$10,772		$7,485	$1,645	$128	$105	$88
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.60	%(5)(9)	2.75%	3.13%	6.86%	13.86%	18.33	%(5)
After expense reimbursement(6)	2.26	%(5)(9)	2.24%	2.24%	2.24%	2.24%	2.24	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.87	%(5)(10)	1.90%	6.34%	(1.94)%	(11.44)%	(16.74	)%(5)
After expense reimbursement(6)	1.21	%(5)(10)	2.41%	7.23%	2.68%	0.18%	(0.65	)%(5)
Portfolio turnover rate(7)	36%		41%	74%	38%	77%	N/A	(8)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Multi-Disciplinary Portfolio.
(8)	Portfolio turnover is not applicable because The Multi-Disciplinary Portfolio did not hold any long-term securities from inception date through year end.
(9)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 2.58% before expense reimbursement and 2.24% after expense reimbursement.

(10)	The ratio of net investment income includes borrowing expense on securities sold short.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	Institutional Class
	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	February 11, 2008^ through December 31, 2008
PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$11.11		$10.12	$10.50	$9.89	$8.23	$10.00
Income from Investment Operations:
Net investment income(2)	0.12		0.36	0.85	0.37	0.10	0.02
Net realized and unrealized gain (loss) on investments	(0.04)		1.20	(0.80)	0.91	1.81	(1.79)
Total from investment operations	0.08		1.56	0.05	1.28	1.91	(1.77)
Redemption Fees	—		—	—	—	—	—
Less Distributions:
From net investment income	(0.15)		(0.45)	(0.38)	(0.37)	(0.09)	(0.00	)(3)
From net realized gains	—		(0.12)	(0.05)	(0.30)	(0.16)	—
Total distributions	(0.15)		(0.57)	(0.43)	(0.67)	(0.25)	(0.00	)(3)
Net Asset Value, End of Period	$11.04		$11.11	$10.12	$10.50	$9.89	$8.23
Total return	0.73	%(4)	15.55%	0.42%	13.19%	23.25%	(17.65	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$14,944		$6,576	$3,878	$142	$101	$82
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.80	%(5)(9)	1.95%	2.33%	6.06%	13.06%	17.53	%(5)
After expense reimbursement(6)	1.31	%(5)(9)	1.29%	1.29%	1.29%	1.29%	1.29	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.67	%(5)(10)	2.70%	7.14%	(1.14)%	(10.64)%	(15.94	)%(5)
After expense reimbursement(6)	2.16	%(5)(10)	3.36%	8.18%	3.63%	1.13%	0.30	%(5)
Portfolio turnover rate(7)	36%		41%	74%	38%	77%	N/A	(8)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Multi-Disciplinary Portfolio.
(8)	Portfolio turnover is not applicable because The Multi-Disciplinary Portfolio did not hold any long-term securities from inception date through year end.
(9)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.78% before expense reimbursement and 1.29% after expense reimbursement.

(10)	The ratio of net investment income includes borrowing expense on securities sold short.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2013 (Unaudited)

The Internet Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Information	$87,292,163	49.1%
Retail Trade	24,760,362	13.9%
Arts, Entertainment, and Recreation	13,178,657	7.4%
Management of Companies and Enterprises	12,270,201	6.9%
Finance and Insurance	12,191,921	6.9%
Manufacturing	6,265,588	3.5%
Administrative and Support and Waste Management and Remediation Services	1,422,531	0.8%
Professional, Scientific, and Technical Services	1,420,889	0.8%
Transportation and Warehousing	1,076,268	0.6%
Real Estate and Rental and Leasing	940,176	0.5%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2013 (Unaudited) — (Continued)

The Global Portfolio

		Percentage
	Market	of Total
Country Allocation*	Value	Net Assets
United States	$3,881,180	43.3%
Canada	1,674,141	18.7%
France	622,365	6.9%
Switzerland	344,974	3.8%
Bermuda	234,672	2.6%
Singapore	183,309	2.0%
Cayman Islands	154,539	1.7%
Hong Kong	98,086	1.1%
China	91,335	1.0%
United Kingdom	88,216	1.0%
Spain	81,660	0.9%
Guernsey	72,626	0.8%
Jersey	69,168	0.8%
Brazil	52,032	0.6%
Australia	33,341	0.4%
Greece	31,135	0.3%
Argentina	13,114	0.1%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2013 (Unaudited) — (Continued)

The Paradigm Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Information	$269,190,510	24.5%
Real Estate and Rental and Leasing	165,338,593	15.1%
Management of Companies and Enterprises	127,243,367	11.6%
Finance and Insurance	127,068,787	11.6%
Retail Trade	92,491,807	8.4%
Arts, Entertainment, and Recreation	73,164,048	6.7%
Manufacturing	54,724,192	5.0%
Mining, Quarrying, and Oil and Gas Extraction	51,803,185	4.7%
Petroleum and Gas	23,546,328	2.1%
Transportation and Warehousing	19,834,534	1.8%
Utilities	2,407,764	0.2%
Construction	947,852	0.1%
Accommodation and Food Services	241,924	0.0%
Wholesale Trade	49,671	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2013 (Unaudited) — (Continued)

The Medical Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$21,068,399	93.9%
Professional, Scientific, and Technical Services	1,169,120	5.2%
Finance and Insurance	1,756	0.0%
Health Care and Social Assistance	400	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2013 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Real Estate and Rental and Leasing	$35,043,869	21.5%
Manufacturing	29,032,585	17.8%
Finance and Insurance	25,365,258	15.6%
Information	24,385,591	15.0%
Management of Companies and Enterprises	13,666,306	8.4%
Arts, Entertainment, and Recreation	10,028,500	6.1%
Retail Trade	7,453,811	4.6%
Petroleum and Gas	7,196,124	4.4%
Mining, Quarrying, and Oil and Gas Extraction	1,910,581	1.2%
Wholesale Trade	876,096	0.5%
Transportation Equipment	596,140	0.4%
Accommodation and Food Services	53,280	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2013 (Unaudited) — (Continued)

The Market Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$33,295,551	56.3%
Real Estate and Rental and Leasing	7,156,028	12.1%
Management of Companies and Enterprises	7,017,678	11.9%
Petroleum and Gas	2,593,656	4.4%
Retail Trade	2,125,549	3.6%
Information	802,134	1.4%
Arts, Entertainment, and Recreation	635,160	1.1%
Mining, Quarrying, and Oil and Gas Extraction	300,468	0.5%
Accommodation and Food Services	136,160	0.2%
Utilities	102,840	0.2%
Manufacturing	46,607	0.1%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2013 (Unaudited) — (Continued)

The Alternative Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$6,738,405	38.0%
Manufacturing	3,905,292	22.0%
Information	1,805,463	10.2%
Retail Trade	1,074,592	6.1%
Utilities	360,241	2.0%
Management of Companies and Enterprises	346,069	2.0%
Mining, Quarrying, and Oil and Gas Extraction	331,253	1.9%
Wholesale Trade	199,584	1.1%
Administrative and Support and Waste Management and Remediation Services	108,983	0.6%
Transportation and Warehousing	104,302	0.6%

*	Excludes Short-Term Investments & Options

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2013 (Unaudited) — (Continued)

The Multi-Disciplinary Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	m
Mining, Quarrying, and Oil and Gas Extraction	$14,324,655	15.4%
Manufacturing	11,848,756	12.7%
Finance and Insurance	6,981,795	7.5%
Information	6,953,438	7.5%
Administrative and Support and Waste Management and Remediation Services	4,927,750	5.3%
Management of Companies and Enterprises	3,405,100	3.7%
Health Care and Social Assistance	2,835,338	3.0%
Utilities	2,828,250	3.0%
Arts, Entertainment, and Recreation	2,802,718	3.0%
Other Services (except Public Administration)	1,524,510	1.6%
Retail Trade	1,050,000	1.1%
Real Estate and Rental and Leasing	851,439	0.9%
Transportation and Warehousing	525,000	0.6%

*	Excludes Short-Term Investments & Options

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2013 (Unaudited)

Identifier	COMMON STOCKS — 90.49%	Shares	Value
	Administrative and Support Services — 0.80%
CRMZ	CreditRiskMonitor.com, Inc.	600	$1,722
CTRP	Ctrip.com International Ltd. — ADR*^	6,000	195,780
EXPE	Expedia, Inc.	20,300	1,221,045
IILG	Interval Leisure Group, Inc.	200	3,984
			1,422,531
	Broadcasting (except Internet) — 18.46%
CBS	CBS Corporation — Class B	55,200	2,697,624
DISCA	Discovery Communications, Inc. — Class A*^	101,700	7,852,257
SNI	Scripps Networks Interactive — Class A^	75,800	5,060,408
SIRI	Sirius XM Radio, Inc.^	46,000	154,100
STRZA	Starz — Class A*	128,200	2,833,220
TWX	Time Warner, Inc.	80,000	4,625,600
VIAB	Viacom Inc. — Class B	108,000	7,349,400
DIS	The Walt Disney Company^	34,600	2,184,990
YOKU	Youku.com, Inc. — ADR*^	2,160	41,450
			32,799,049
	Computer and Electronic Product Manufacturing — 0.28%
QCOM	QUALCOMM Inc.	8,000	488,640
ZNGA	Zynga, Inc. — Class A*^	2,000	5,560
			494,200
	Credit Intermediation and Related Activities — 0.10%
TREE	Tree.com, Inc.	10,033	171,966
	Data Processing, Hosting and Related Services — 0.14%
CSGP	CoStar Group, Inc.*^	2,000	258,140
	Data Processor — 3.74%
MA	MasterCard, Inc. — Class A	5,000	2,872,500
VRSK	Verisk Analytics, Inc. — Class A*	8,000	477,600
V	Visa, Inc. — Class A^	18,000	3,289,500
			6,639,600
	Defense — 2.77%
CACI	CACI International, Inc. — Class A*^	48,000	3,047,520
MANT	ManTech International Corporation — Class A^	72,000	1,880,640
			4,928,160
	E-Commerce — 3.05%
IACI	IAC/InterActiveCorp	113,800	5,412,328

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Gaming — 1.49%
200 HK	Melco International Development Limited	1,400,000	$2,646,192
	Global Exchanges — 0.85%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing
	Settlement and Registry	20,000	155,676
JSE SJ	JSE Limited	51,000	366,311
SGX SP	Singapore Exchange Limited	180,000	998,343
			1,520,330
	Holding Company — 12.89%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*+	2,000	—
IEP	Icahn Enterprises LP	36,251	2,637,985
JSHLY	Jardine Strategic Holdings Limited — ADR^	6,000	108,540
LMCA	Liberty Media Corporation — Class A*	118,900	15,071,764
LVNTA	Liberty Ventures — Series A*	59,800	5,083,598
			22,901,887
	Insurance Carriers and Related Activities — 0.00%
AFSI	AmTrust Financial Services, Inc.^	100	3,570
	Motion Picture and Sound Recording Industries — 3.03%
DWA	DreamWorks Animation SKG, Inc. — Class A*^	210,100	5,391,166
	Motor Vehicle and Parts Dealers — 1.75%
AN	AutoNation, Inc.*	71,900	3,119,741
	Non-Store Retailers — 9.36%
CPRT	Copart, Inc.*	40,060	1,233,848
EBAY	eBay, Inc.*	81,290	4,204,319
HSNI	HSN, Inc.	24,600	1,321,512
LINTA	Liberty Interactive Corporation — Class A*	238,600	5,490,186
OSTK	Overstock.com, Inc.*	1,000	28,200
RBA	Ritchie Bros. Auctioneers, Inc.^	109,800	2,110,356
SOHU	Sohu.com Inc.*	18,000	1,109,160
BID	Sotheby’s^	30,000	1,137,300
			16,634,881
	Other Exchanges — 0.35%
FTIS LI	Financial Technologies (India) Ltd. — GDR	144,000	309,600
URB/A CN	Urbana Corporation — Class A*	240,000	317,201
			626,801

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Other Information Services — 6.50%
GOOG	Google Inc. — Class A*	9,000	$7,923,330
NTES	NetEase.com Inc. — ADR	7,000	442,190
SINA	SINA Corporation*	30,000	1,671,900
YHOO	Yahoo! Inc.*	60,000	1,506,600
			11,544,020
	Performing Arts, Spectator Sports, and Related Industries — 4.70%
LYV	Live Nation Entertainment, Inc.*^	205,600	3,186,800
MSG	The Madison Square Garden Company — Class A*	87,100	5,160,675
			8,347,475
	Professional, Scientific, and Technical Services — 0.80%
CTSH	Cognizant Technology Solutions Corporation — Class A*	11,400	713,754
ICGE	ICG Group Inc.*	15,000	171,000
INFY	Infosys Technologies Limited — ADR^	12,000	494,280
MWW	Monster Worldwide, Inc.*^	2,000	9,820
WYY	WidePoint Corp.*	39,062	32,035
			1,420,889
	Publishing Industries (except Internet) — 0.70%
SSP	The E.W. Scripps Company — Class A*^	80,000	1,246,400
	Rental and Leasing Services — 0.53%
CDCO	Comdisco Holding Company, Inc.*	194,400	938,952
	Satellite Telecommunications — 13.76%
DISH	DISH Network Corp. — Class A	146,600	6,233,432
SATS	EchoStar Corporation — Class A*	190,600	7,454,366
LBTYK	Liberty Global PLC — Series C*^	96,000	6,517,440
LORL	Loral Space & Communications Inc.	34,500	2,069,310
2008 HK	Phoenix Satellite Television Holdings Limited	3,760,000	1,333,153
VSAT	ViaSat, Inc.*^	11,800	843,228
			24,450,929
	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities — 1.35%
CBOE	CBOE Holdings Inc.	1,800	83,952
ICE	IntercontinentalExchange Inc.*^	11,500	2,044,240
MKTX	MarketAxess Holdings, Inc.	6,000	280,500
			2,408,692

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Security System Services — 1.33%
ASCMA	Ascent Capital Group LLC — Class A*	30,400	$2,373,328
	Special Purpose Entity — 0.00%
ADPAO	Adelphia Contingent Value Vehicle CVV Series ACC-4 Int*+	250,827	—
ADPAL	Adelphia Recovery Trust Series ACC-6 E/F Int*+	4,878,645	—
			—
	Telecommunications — 0.69%
CHU	China Unicom (Hong Kong) Limited — ADR	8,800	115,632
215 HK	Hutchison Telecommunications Hong Kong Holdings Limited	1,620,000	856,364
HTHKY	Hutchison Telecommunications Hong Kong Holdings
	Limited — ADR^	28,000	220,360
ICTG	ICTC Group Inc.*^	149	3,367
9984 JP	SoftBank Corp.	400	23,352
			1,219,075
	U.S. Equity Exchanges — 0.46%
NYX	NYSE Euronext	19,830	820,962
	Warehousing and Storage — 0.61%
IRM	Iron Mountain Inc.	40,446	1,076,268
	TOTAL COMMON STOCKS
	(cost $97,134,112)		160,817,532

		Principal
	ESCROW NOTES — 0.00%	Amount
	Special Purpose Entity — 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	—
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	—
	TOTAL ESCROW NOTES
	(cost $0)		—

	RIGHTS — 0.00%	Shares
	Rental and Leasing Services — 0.00%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050, Strike Price: $1.00*#	12,240,699	1,224
	TOTAL RIGHTS
.	(cost $2,643,576)		1,224

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier	SHORT-TERM INVESTMENTS — 9.46%	Amount	Value
	Commercial Paper — 4.95%
035018925	U.S. Bank N.A., 0.02%, 07/01/2013	$8,800,000	$8,800,000

		Shares
	Money Market Funds — 4.51%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	8,007,797	8,007,797
	TOTAL SHORT-TERM INVESTMENTS
	(cost $16,807,797)		16,807,797
	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 21.78%
	Money Market Funds — 21.78%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.19%b	38,696,520	38,696,520
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $38,696,520)		38,696,520
	TOTAL INVESTMENTS — 121.73%
	(cost $155,282,005)		$216,323,073

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2013. Total loaned securities had a market value of $37,536,613 at June 30, 2013.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
# —	Contingent value right (contingent upon profitability of company).
b —	The rate quoted is the annualized seven-day yield as of June 30, 2013.
ADR —	American Depository Receipt.
GDR —	Global Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 86.10%	Shares	Value
	Apparel Manufacturing — 2.53%
MC FP	LVMH Moet Hennessy Louis Vuitton SA	1,400	$226,876
	Arts, Entertainment, and Recreation — 0.12%
585 HK	Imagi International Holdings Limited*	1,000,000	10,701
	Asset Management — 14.43%
APO	Apollo Global Management LLC — Class A^	300	7,230
BX	The Blackstone Group LP^	2,150	45,279
BAM	Brookfield Asset Management Inc. — Class A	4,900	176,498
DDEJF	Dundee Corporation — Class A*^	13,200	267,897
JZCP LN	JZ Capital Partners Ltd.	10,000	72,626
OAK	Oaktree Capital Group LLC^	2,700	141,885
ONEXF	Onex Corporation	8,700	397,590
RCP LN	RIT Capital Partners PLC	5,000	88,215
806 HK	Value Partners Group Limited	182,000	98,086
			1,295,306
	Beverage and Tobacco Product Manufacturing — 0.13%
CWGL	Crimson Wine Group Ltd.*	1,350	11,495
	Broadcasting (except Internet) — 0.69%
STRZA	Starz — Class A*^	2,794	61,748
	Building Material and Garden Equipment and Supplies Dealers — 0.00%
OSHWQ	Orchard Supply Hardware Stores Corporation — Class A*^	132	40
	Construction of Buildings — 2.56%
BRP	Brookfield Residential Properties Inc.*	10,100	222,806
LEN	Lennar Corporation — Class A^	200	7,208
			230,014
	Crop Production — 0.15%
CRESY	Cresud S.A.C.I.F. y A. — ADR	1,765	13,114
	Electronics and Appliance Stores — 0.88%
SHOS	Sears Hometown and Outlet Stores Inc.*	1,800	78,696
	European Exchanges — 0.85%
BME SM	Bolsas y Mercados Espanoles	3,130	76,655
	Gaming — 2.19%
WYNN	Wynn Resorts Limited	1,535	196,480
	General Merchandise Stores — 1.96%
JCP	J.C. Penney Company, Inc.*^	400	6,832
SEARF	Sears Canada Inc.	1,520	15,808

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	General Merchandise Stores — 1.96% (Continued)
SHLD	Sears Holdings Corporation*^	3,650	$153,592
			176,232
	Global Exchanges — 1.50%
BVMF3 BZ	BM&FBOVESPA SA	9,470	52,032
EXAE GA	Hellenic Exchanges S.A. Holding Clearing
	Settlement and Registry	4,000	31,135
SGX SP	Singapore Exchange Limited	9,275	51,443
			134,610
	Holding Company — 22.87%
BOL FP	Bollore SA	925	385,106
HPAR SP	Haw Par Corporation Limited	7,260	41,412
IEP	Icahn Enterprises LP^	5,690	414,061
JS SP	Jardine Strategic Holdings Limited	6,170	223,971
LUK	Leucadia National Corporation	13,800	361,836
LMCA	Liberty Media Corporation — Class A*	3,000	380,280
LVNTA	Liberty Ventures — Series A*	2,600	221,026
PVF CN	Partners Value Fund Inc.*	1,200	24,383
			2,052,075
	Insurance Carriers and Related Activities — 2.38%
FFH CN	Fairfax Financial Holdings Limited	150	58,986
GLRE	Greenlight Capital Re, Ltd. — Class A*^	6,300	154,539
			213,525
	Jewelry, Watch, Precious Stone, and Precious Metal
	Merchant Wholesalers — 3.84%
CFR VX	Compagnie Financiere Richemont SA	3,900	344,974
	Lessors of Nonresidential Buildings (except Miniwarehouses) — 2.06%
RSE	Rouse Properties, Inc.^	9,400	184,428
	Merchant Wholesalers, Nondurable Goods — 0.77%
GLEN LN	Glencore Xstrata PLC	16,710	69,168
	Mining (except Oil and Gas) — 0.51%
ELT AU	Elementos Limited*	9,081	125
FNV	Franco-Nevada Corporation	1,000	35,770
NCQ	NovaCopper Inc.*	666	1,165
NG	NovaGold Resources Inc.*	4,000	8,440
			45,500

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Motion Picture and Sound Recording Industries — 2.69%
DWA	DreamWorks Animation SKG, Inc. — Class A*^	9,400	$241,204
	Non-Store Retailers — 2.41%
LINTA	Liberty Interactive Corporation — Class A*	9,400	216,294
	Oil and Gas — 1.70%
TPL	Texas Pacific Land Trust^	1,800	152,568
	Oil and Gas Extraction — 2.76%
CLR	Continental Resources, Inc.*^	1,050	90,363
MPI FP	MPI	1,000	4,374
POU CN	Paramount Resources Ltd. — Class A*	1,410	47,795
TOU CN	Tourmaline Oil Corp.*	2,615	104,754
			247,286
	Pharmaceutical and Biotechnology — 0.06%
VLAP AV	Valneva SE*	1,300	415
VLA FP	Valneva SE*	1,300	5,364
			5,779
	Publishing Industries (except Internet) — 0.06%
PRS SM	Promotora de Informaciones S.A. — Class A*	18,310	5,005
	Real Estate — 8.61%
ABP AU	Abacus Property Group	16,000	33,217
BPY	Brookfield Property Partners LP^	281	5,704
BRE CN	Brookfield Real Estate Services, Inc.	5,050	58,581
CWT-U CN	Calloway — REIT	5,100	124,675
CIT SP	City Developments Limited	10,715	90,454
DRM CN	Dream Unlimited Corp. — Class A*	11,900	128,991
FCE/A	Forest City Enterprises, Inc. — Class A*	18,505	331,425
			773,047
	Restaurants — 4.59%
BKW	Burger King Worldwide Inc.^	2,000	39,020
WEN	The Wendy’s Company^	64,000	373,120
			412,140
	Satellite Telecommunications — 1.78%
DISH	DISH Network Corp. — Class A	2,000	85,040
SATS	EchoStar Corporation — Class A*	1,900	74,309
			159,349

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Support Activities for Transportation — 1.02%
694 HK	Beijing Capital International Airport Company Limited —
	Class H	140,000	$91,335
	TOTAL COMMON STOCKS
	(cost $6,557,282)		7,725,644

	PREFERRED STOCKS — 0.00%
	Building Material and Garden Equipment and Supplies Dealers — 0.00%
OSHUS	Orchard Supply Hardware Stores Corporation — Series A*	132	19
	TOTAL PREFERRED STOCKS
	(cost $191)		19

	RIGHTS — 0.00%
	Pharmaceutical and Biotechnology — 0.00%
IJE GR	Intercell AG NPV*	4,000	—
VLADS FP	Valneva SE
	Expiration Date: 6/26/2013, Strike Price: €2.65*+	1,300	—
	TOTAL RIGHTS
	(cost $7,690)		—

	WARRANTS — 0.00%
	Oil and Gas and Consumable Fuels — 0.00%
MAUBS FP	Etablissements Maurel et Prom
	Expiration Date: 6/30/2014
	Exercise Price: $14.20*	1,000	230
	TOTAL WARRANTS
	(cost $0)		230

		Principal
	SHORT-TERM INVESTMENTS — 8.97%	Amount
	Commercial Paper — 4.46%
035018925	U.S. Bank N.A., 0.02%, 07/01/2013	$400,000	400,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Money Market Funds — 4.51%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	404,898	$404,898
	TOTAL SHORT-TERM INVESTMENTS
	(cost $804,898)		804,898

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 21.65%
	Money Market Funds — 21.65%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.19%b	1,943,040	1,943,040

	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $1,943,040)		1,943,040
	TOTAL INVESTMENTS — 116.72%
	(cost $9,313,101)		$10,473,831

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2013. Total loaned securities had a market value of $1,884,990 at June 30, 2013.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2013.
ADR —	American Depository Receipt.
REIT —	Real Estate Investment Trust.
€ —	Euro.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Paradigm Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 91.40%	Shares	Value
	Apparel Manufacturing — 0.13%
LTD	L Brands, Inc.^	25,600	$1,260,800
LVMUY	LVMH Moet Hennessy Louis Vuitton SA — ADR	5,200	168,589
			1,429,389
	Asset Management — 6.13%
APO	Apollo Global Management LLC — Class A^	1,000	24,100
BAM	Brookfield Asset Management Inc. — Class A^	1,267,300	45,648,146
CG	The Carlyle Group LP	100	2,570
DDEJF	Dundee Corporation — Class A*	93,400	1,895,572
JZCP LN	JZ Capital Partners Ltd.	15,200	110,391
KKR	KKR & Co. LP^	900	17,694
OAK	Oaktree Capital Group LLC^	13,900	730,445
ONEXF	Onex Corporation	327,000	14,943,900
RCP LN	RIT Capital Partners PLC	26,600	469,307
806 HK	Value Partners Group Limited	3,081,000	1,660,456
WETF	WisdomTree Investments, Inc.*	150,000	1,735,500
			67,238,081
	Beverage and Tobacco Product Manufacturing — 0.14%
BF/A	Brown-Forman Corporation — Class A	450	30,447
CWGL	Crimson Wine Group Ltd.*^	171,860	1,463,388
PM	Philip Morris International, Inc.	750	64,965
			1,558,800
	Broadcasting (except Internet) — 8.06%
CBS	CBS Corporation — Class B	559,720	27,353,516
DISCA	Discovery Communications, Inc. — Class A*^	389,623	30,082,792
SNI	Scripps Networks Interactive — Class A^	69,973	4,671,398
STRZA	Starz — Class A*	588,500	13,005,850
VIAB	Viacom Inc. — Class B	196,400	13,365,020
			88,478,576
	Building Material and Garden Equipment and Supplies Dealers — 0.00%
OSHWQ	Orchard Supply Hardware Stores Corporation — Class A*^	23,155	6,947
	Chemical Manufacturing — 1.08%
OPK	OPKO Health, Inc.*^	4,000	28,400
SIAL	Sigma-Aldrich Corporation^	145,815	11,717,693
VHI	Valhi, Inc.^	6,000	82,440
			11,828,533

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Paradigm Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Construction of Buildings — 0.14%
BRP	Brookfield Residential Properties Inc.*	28,600	$630,916
LEN	Lennar Corporation — Class A^	26,300	947,852
			1,578,768
	Credit Intermediation and Related Activities — 0.00%
UCBHQ	UCBH Holdings, Inc.*^+	112,751	—
	E-Commerce — 0.19%
IACI	IAC/InterActiveCorp	44,700	2,125,932
	Electronics and Appliance Stores — 0.41%
SHOS	Sears Hometown and Outlet Stores Inc.*	102,900	4,498,788
	Gaming — 3.89%
LVS	Las Vegas Sands Corp	360,000	19,054,800
MGM	MGM Resorts International*^	481,600	7,118,048
WYNN	Wynn Resorts Limited	129,000	16,512,000
			42,684,848
	Gasoline Stations — 0.02%
SUSS	Susser Holdings Corporation*	5,200	248,976
	General Merchandise Stores — 2.55%
FDO	Family Dollar Stores, Inc.	4,800	299,088
JCP	J.C. Penney Company, Inc.*^	300,000	5,124,000
SEARF	Sears Canada Inc.^	479,800	4,989,920
SHLD	Sears Holdings Corporation*^	416,300	17,517,904
			27,930,912
	Global Exchanges — 0.83%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement
	and Registry	33,600	261,536
8697 JP	Japan Exchange Group Inc.	56,800	5,738,415
JSE SJ	JSE Limited	432,000	3,102,868
			9,102,819
	Holding Company — 17.26%
BOL FP	Bollore SA	5,200	2,164,918
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*+	23,520	—
IEP	Icahn Enterprises LP	789,389	57,443,837
JS SP	Jardine Strategic Holdings Limited	64,800	2,352,240
JSHLY	Jardine Strategic Holdings Limited — ADR^	14,400	260,496
LUK	Leucadia National Corporation	1,718,600	45,061,692

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Paradigm Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Holding Company — 17.26% (Continued)
LMCA	Liberty Media Corporation — Class A*	587,600	$74,484,176
LVNTA	Liberty Ventures — Series A*	90,400	7,684,904
PVF CN	Partners Value Fund Inc.*	800	16,256
			189,468,519
	Insurance Carriers and Related Activities — 1.16%
MKL	Markel Corporation*	22,732	11,978,627
WTM	White Mountains Insurance Group Ltd.	1,400	804,916
			12,783,543
	Lessors of Nonresidential Buildings (except Miniwarehouses) — 8.79%
ALX	Alexander’s, Inc. — REIT^	5,091	1,495,278
HHC	The Howard Hughes Corporation*	792,900	88,876,161
RSE	Rouse Properties, Inc.^	309,900	6,080,238
			96,451,677
	Lessors of Residential Buildings and Dwellings — 1.76%
ELS	Equity Lifestyle Properties, Inc. — REIT	245,870	19,322,923
	Machinery Manufacturing — 0.08%
CFX	Colfax Corporation*	17,300	901,503
	Manufactured Brands — 2.14%
JAH	Jarden Corporation*	536,000	23,450,000
	Merchant Wholesalers, Nondurable Goods — 0.00%
GLEN LN	Glencore Xstrata PLC	12,000	49,671
	Mining (except Oil and Gas) — 0.93%
FNV	Franco-Nevada Corporation^	286,800	10,258,836
	Motion Picture and Sound Recording Industries — 4.37%
DWA	DreamWorks Animation SKG, Inc. — Class A*^	1,868,700	47,950,842
	Motor Vehicle and Parts Dealers — 4.44%
AN	AutoNation, Inc.*	1,123,100	48,731,309
	Non-Store Retailers — 2.41%
LINTA	Liberty Interactive Corporation — Class A*	1,149,600	26,452,296
	Oil and Gas — 2.15%
TPL	Texas Pacific Land Trust	277,800	23,546,328

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Paradigm Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Oil and Gas Extraction — 3.79%
CNQ	Canadian Natural Resources Ltd.	390,200	$11,027,052
CLR	Continental Resources, Inc.*^	112,990	9,723,919
SEMUF	Siem Industries Inc.	200	15,200
TOU CN	Tourmaline Oil Corp.*	518,690	20,778,178
			41,544,349
	Other Exchanges — 0.05%
URB/A CN	Urbana Corporation — Class A*	398,178	526,260
	Other Information Services — 0.00%
GOOG	Google Inc. — Class A*	30	26,411
	Performing Arts, Spectator Sports, and Related Industries — 2.78%
LYV	Live Nation Entertainment, Inc.*^	1,966,400	30,479,200
	Real Estate — 4.00%
BPY	Brookfield Property Partners LP^	73,064	1,483,199
CWT-U CN	Calloway — REIT	19,200	469,366
DRM CN	Dream Unlimited Corp. — Class A*	81,400	882,343
FCE/A	Forest City Enterprises, Inc. — Class A*^	1,551,400	27,785,574
12 HK	Henderson Land Development Company Limited	860,000	5,133,799
VNO	Vornado Realty Trust — REIT	98,869	8,191,296
			43,945,577
	Restaurants — 1.45%
BKW	Burger King Worldwide Inc.^	12,400	241,924
WEN	The Wendy’s Company^	2,678,600	15,616,238
			15,858,162
	Satellite Telecommunications — 4.68%
DISH	DISH Network Corp. — Class A	709,100	30,150,932
SATS	EchoStar Corporation — Class A*	509,900	19,942,189
LORL	Loral Space & Communications Inc.	300	17,994
VSAT	ViaSat, Inc.*^	16,800	1,200,528
			51,311,643

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Paradigm Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities — 3.41%
CBOE	CBOE Holdings Inc.	801,926	$37,401,829
	Security System Services — 0.15%
ASCMA	Ascent Capital Group LLC — Class A*	21,100	1,647,277
	Support Activities for Transportation — 1.81%
694 HK	Beijing Capital International Airport Company
	Limited — Class H	26,555,000	17,324,321
357 HK	Hainan Meilan International Airport Company
	Limited — Class H	2,578,720	2,510,213
			19,834,534
	Utilities — 0.22%
BIP	Brookfield Infrastructure Partners LP	65,930	2,407,764
	TOTAL COMMON STOCKS
	(cost $777,052,997)		1,003,061,822

	PREFERRED STOCKS — 0.00%
	Building Material and Garden Equipment and
	Supplies Dealers — 0.00%
OSHUS	Orchard Supply Hardware Stores Corporation — Series A*^	23,155	3,240
	TOTAL PREFERRED STOCKS
	(cost $42,130)		3,240

		Principal
	CONVERTIBLE BONDS — 0.45%	Amount
	Real Estate — 0.45%
34555OAK3	Forest City Enterprises, Inc.
	3.625%, 10/15/2014	$4,000,000	4,987,500
	TOTAL CONVERTIBLE BONDS
	(cost $3,894,943)		4,987,500

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Paradigm Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier	SHORT-TERM INVESTMENTS — 7.75%	Amount	Value
	Commercial Paper — 4.92%
035018925	U.S. Bank N.A., 0.02%, 07/01/2013	$54,000,000	$54,000,000

		Shares
	Money Market Funds — 2.83%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 001%b	31,028,631	31,028,631
	TOTAL SHORT-TERM INVESTMENTS
	(cost $85,028,631)		85,028,631

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 16.94%
	Money Market Funds — 16.94%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.19%b	185,945,676	185,945,676
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $185,945,676)		185,945,676
	TOTAL INVESTMENTS — 116.54%
	(cost $1,051,964,377)		$1,279,026,869
__________________________
Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2013. Total loaned securities had a market value of $180,103,335 at June 30, 2013.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 000% of net assets.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2013.
ADR — American Depository Receipt. REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Medical Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 98.99%	Shares	Value
	Ambulatory Health Care Services — 0.00%
AVXT	AVAX Technologies, Inc.*	50,000	$400
	Chemical Manufacturing — 10.02%
AGEN	Agenus, Inc.*	148	561
ALKS	Alkermes PLC*^	25,000	717,000
APHB	Ampliphi Biosciences Corp.*	1,000	175
LONN VX	Lonza Group AG*	4,000	301,307
MMRF	MMRGlobal Inc.*	43,000	2,778
OSIR	Osiris Therapeutics, Inc.*^	16,000	161,120
RHHBY	Roche Holding AG Ltd. — ADR	8,000	494,920
SHPG	Shire PLC — ADR	6,000	570,660
			2,248,521
	Computer and Electronic Product Manufacturing — 0.01%
TGX	Theragenics Corporation*	655	1,356
	Pharmaceutical and Biotechnology — 83.75%
ABT	Abbott Laboratories	16,000	558,080
ABBV	AbbVie Inc.	14,000	578,760
AEZS	AEterna Zentaris Inc.*^	17,083	31,774
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	346,500
AZN	AstraZeneca PLC — ADR^	12,000	567,600
ATB CN	Atrium Innovations Inc.*	4,884	67,848
BIIB	Biogen Idec, Inc.*	7,250	1,560,200
BPAX	BioSante Pharmaceuticals, Inc.*	2,246	2,246
BMY	Bristol-Myers Squibb Company^	34,000	1,519,460
CLDX	Celldex Therapeutics Inc.*^	26,294	410,449
CBST	Cubist Pharmaceuticals, Inc.*^	24,000	1,159,200
DNDN	Dendreon Corporation*^	34,000	140,080
LLY	Eli Lilly & Company	23,000	1,129,760
EPCT	EpiCept Corporation*	680	45
GSK	GlaxoSmithKline PLC — ADR	22,673	1,132,970
ISIS	Isis Pharmaceuticals, Inc.*^	17,000	456,790
ISA CN	Isotechnika Pharma Inc.*	40,000	1,236
JNJ	Johnson & Johnson^	14,000	1,202,040
LIFE	Life Technologies Corporation*	18,000	1,332,180
MAXY	Maxygen, Inc.	41,000	101,680
MRK	Merck & Co., Inc.	16,000	743,200
MYRX	Myrexis Inc.	74,000	5,550
COX FP	NicOx SA*	41,535	137,160

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Medical Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Pharmaceutical and Biotechnology — 83.75% (Continued)
NVS	Novartis AG — ADR	18,000	$1,272,780
ONTY	Oncothyreon, Inc.*^	32,333	50,440
PTIE	Pain Therapeutics, Inc.^*	38,000	83,980
PFE	Pfizer, Inc.	46,000	1,288,460
PGNX	Progenics Pharmaceuticals, Inc.*	67,200	299,712
SNY	Sanofi — ADR	26,000	1,339,260
SCR	Simcere Pharmaceutical Group — ADR*	48,000	455,040
TELK	Telik, Inc.*	3,866	5,219
VICL	Vical Inc.*^	84,500	264,485
VPHM	ViroPharma Inc.*^	19,000	544,350
			18,788,534
	Professional, Scientific, and Technical Services — 5.21%
AFFX	Affymetrix, Inc.*^	104,000	461,760
AMRI	Albany Molecular Research, Inc.*	56,000	664,720
CDXS	Codexis, Inc.*^	5,611	12,400
PACB	Pacific Biosciences of California Inc.*	12,000	30,240
			1,169,120
	TOTAL COMMON STOCKS
	(cost $19,938,285)		22,207,931

	RIGHTS — 0.14%
	Funds, Trusts, and Other Financial Vehicles — 0.01%
LGNYZ	Ligand Pharmaceuticals Inc.	44,000	1,056
LGNDZ	Ligand Pharmaceuticals Inc.*	44,000	612
LGNXZ	Ligand Pharmaceuticals Inc.*	44,000	44
LGNZZ	Ligand Pharmaceuticals Inc.*	44,000	44
			1,756
	Pharmaceutical and Biotechnology — 0.13%
09065VCVR	BioSante Pharmaceuticals, Inc.*+	2,246	—
GCVRZ	Sanofi*	15,538	29,988
			29,988
	TOTAL RIGHTS
	(cost $0)		31,744

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Medical Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier	SHORT-TERM INVESTMENTS — 0.94%	Amount	Value
	Commercial Paper — 0.71%
035018925	U.S. Bank N.A., 0.02%, 07/01/2013	$160,000	$160,000

		Shares
	Money Market Funds — 0.23%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01% b	50,876	50,876
	TOTAL SHORT-TERM INVESTMENTS
	(cost $210,876)		210,876

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS
	FROM SECURITIES LENDING — 37.68%
	Money Market Funds — 37.68%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.19%b	8,452,914	8,452,914
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $8,452,914)		8,452,914
	TOTAL INVESTMENTS — 137.75%
	(cost $28,602,075)		$30,903,465
___________________________
Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2013. Total loaned securities had a market value of $7,887,464 at June 30, 2013.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2013.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Small Cap Opportunities Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 95.41%	Shares	Value
	Accommodation — 0.03%
TPCA	Tropicana Entertainment Inc.*	3,600	$53,280
	Asset Management — 7.89%
DDEJF	Dundee Corporation — Class A*^	241,400	4,899,261
JZCP LN	JZ Capital Partners Ltd.	88,000	639,107
OCX CN	Onex Corporation	24,860	1,128,001
RCP LN	RIT Capital Partners PLC	135,200	2,385,350
SII CN	Sprott, Inc.	1,680	4,473
806 HK	Value Partners Group Limited	3,375,000	1,818,903
WETF	WisdomTree Investments, Inc.*	171,900	1,988,883
			12,863,978
	Automobile and Other Motor Vehicle Merchant Wholesalers — 0.36%
VTU LN	Vertu Motors PLC	975,000	596,140
	Broadcasting (except Internet) — 4.01%
STRZA	Starz — Class A*^	296,000	6,541,600
	Chemical Manufacturing — 2.71%
IPAR	Inter Parfums, Inc.^	155,100	4,423,452
	Construction of Buildings — 4.01%
BRP	Brookfield Residential Properties Inc.*	296,300	6,536,378
	Credit Intermediation and Related Activities — 0.45%
BOKF	BOK Financial Corporation	11,400	730,170
	Electronics and Appliance Stores — 1.02%
SHOS	Sears Hometown and Outlet Stores Inc.*	37,900	1,656,988
	Forestry and Logging — 0.02%
KEWL	Keweenaw Land Association Ltd.*	380	31,160
	Gasoline Stations — 1.99%
SUSS	Susser Holdings Corporation*	67,800	3,246,264
	Global Exchanges — 0.91%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement
	and Registry	190,000	1,478,926
	Holding Company — 9.98%
IEP	Icahn Enterprises LP^	176,262	12,826,586
LVNTA	Liberty Ventures — Series A*	16,100	1,368,661
PVF CN	Partners Value Fund Inc.*	102,800	2,088,843
			16,284,090

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Small Cap Opportunities Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Insurance Carriers and Related Activities — 4.15%
AFSI	AmTrust Financial Services, Inc.^	72,050	$2,572,185
GLRE	Greenlight Capital Re, Ltd. — Class A*^	171,400	4,204,442
			6,776,627
	Lessors of Nonresidential Buildings (except Miniwarehouses) — 12.56%
ALX	Alexander’s, Inc. — REIT	1,400	411,194
HHC	The Howard Hughes Corporation*	85,300	9,561,277
RSE	Rouse Properties, Inc.^	207,400	4,069,188
FUR	Winthrop Realty Trust — REIT	536,000	6,448,080
			20,489,739
	Lessors of Residential Buildings and Dwellings — 2.90%
ELS	Equity Lifestyle Properties, Inc. — REIT	60,100	4,723,259
	Machinery Manufacturing — 1.10%
CFX	Colfax Corporation*	34,500	1,797,795
	Manufactured Brands — 6.53%
JAH	Jarden Corporation*	199,050	8,708,438
MOV	Movado Group, Inc.	57,200	1,935,076
			10,643,514
	Merchant Wholesalers, Durable Goods — 0.54%
DORM	Dorman Products, Inc.^	19,200	876,096
	Mining (except Oil and Gas) — 0.52%
FM CN	First Quantum Minerals Ltd.	39,366	583,921
MUX	McEwen Mining Inc.*^	160,600	269,808
			853,729
	Motion Picture and Sound Recording Industries — 6.51%
DWA	DreamWorks Animation SKG, Inc. — Class A*^	413,700	10,615,542
	Motor Vehicle and Parts Dealers — 0.72%
PAG	Penske Automotive Group, Inc.	38,700	1,181,898
	Oil and Gas — 4.41%
TPL	Texas Pacific Land Trust	84,900	7,196,124

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Small Cap Opportunities Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Oil and Gas Extraction — 0.65%
BLMC	Biloxi Marsh Lands Corporation	100	$1,477
WPX	WPX Energy Inc.*^	55,800	1,056,852
			1,058,329
	Other Exchanges — 0.39%
URB/A CN	Urbana Corporation — Class A*	477,071	630,530
	Performing Arts, Spectator Sports, and Related Industries — 6.15%
LYV	Live Nation Entertainment, Inc.*^	647,000	10,028,500
	Publishing Industries (except Internet) — 0.24%
PRIS	Promotora de Informaciones S.A. — ADR*^	44,030	46,232
PRIS/B US	Promotora de Informaciones S.A. — Class B — ADR*	251,600	281,792
VALU	Value Line, Inc.^	7,615	64,727
			392,751
	Real Estate — 1.98%
DRM CN	Dream Unlimited Corp. — Class A*	297,500	3,224,779
	Rental and Leasing Services — 0.02%
CDCO	Comdisco Holding Company, Inc.*^	7,560	36,515
	Restaurants — 5.99%
WEN	The Wendy’s Company^	1,675,900	9,770,497
	Satellite Telecommunications — 092%
LORL	Loral Space & Communications Inc.	14,000	839,720
VSAT	ViaSat, Inc.*	9,200	657,432
			1,497,152
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 049%
CBOE	CBOE Holdings Inc.	16,990	792,414
RHJI BB	RHJ International*	800	3,769
			796,183
	Security System Services — 4.15%
ASCMA	Ascent Capital Group LLC — Class A*	86,800	6,776,476

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Small Cap Opportunities Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Telecommunications — 0.04%
CIBY	CIBL, Inc.*	18	$17,640
ICTG	ICTC Group Inc.*	208	4,701
LICT	Lynch Interactive Corporation*	16	36,881
			59,222
	Transportation Equipment Manufacturing — 1.07%
ARII	American Railcar Industries, Inc.^	24,500	820,995
FDML	Federal-Mogul Corporation*	90,000	918,900
			1,739,895
	TOTAL COMMON STOCKS
	(cost $119,361,005)		155,607,578

	RIGHTS — 0.00%
	Rental and Leasing Services — 0.00%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050, Strike Price: $1.00*#	5,634,807	563
	TOTAL RIGHTS
	(cost $1,296,169)		563
		Principal
	SHORT-TERM INVESTMENTS — 5.05%	Amount
	Commercial Paper — 4.60%
035018925	U.S. Bank N.A., 0.02%, 07/01/2013	$7,500,000	7,500,000

		Shares
	Money Market Funds — 0.45%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	739,174	739,174
	TOTAL SHORT-TERM INVESTMENTS
	(cost $8,239,174)		8,239,174

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Small Cap Opportunities Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
Identifier	SECURITIES LENDING — 27.65%	Shares	Value
	Money Market Funds — 27.65%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.19%b	45,095,910	$45,095,910
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $45,095,910)		45,095,910
	TOTAL INVESTMENTS – 128.11%
	(cost $173,992,258)		$208,943,225
_______________________________
Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2013. Total loaned securities had a market value of $43,583,684 at June 30, 2013.
# —	Contingent value right (contingent upon profitability of company).
b —	The rate quoted is the annualized seven-day yield as of June 30, 2013.
ADR — American Depository Receipt.
REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Market Opportunities Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 91.61%	Shares	Value
	Accommodation — 0.23%
TPCA	Tropicana Entertainment, Inc.*	9,200	$136,160
	Asset Management — 25.80%
APO	Apollo Global Management LLC — Class A^	13,600	327,760
BX	The Blackstone Group LP^	68,399	1,440,483
BAM	Brookfield Asset Management Inc. — Class A	64,440	2,321,129
CG	The Carlyle Group LP	100	2,570
CNS	Cohen & Steers, Inc.^	10,000	339,800
DDEJF	Dundee Corporation — Class A*^	74,600	1,514,022
JZCP LN	JZ Capital Partners Ltd.	60,600	440,112
KKR	KKR & Co. LP^	2,400	47,184
OAK	Oaktree Capital Group LLC^	32,500	1,707,875
OZM	Och-Ziff Capital Management Group — Class A^	2,400	25,056
ONEXF	Onex Corporation	60,100	2,746,570
RCP LN	RIT Capital Partners PLC	22,300	393,442
SII CN	Sprott, Inc.	41,155	109,569
TROW	T. Rowe Price Group, Inc.	3,000	219,450
806 HK	Value Partners Group Limited	960,000	517,377
WETF	WisdomTree Investments, Inc.*	269,200	3,114,644
			15,267,043
	Beverage and Tobacco Product Manufacturing — 0.07%
CWGL	Crimson Wine Group Ltd.*	5,080	43,256
	Construction of Buildings — 0.61%
BRP	Brookfield Residential Properties Inc.*	16,400	361,784
	Credit Intermediation and Related Activities — 0.30%
BBCN	BBCN Bancorp, Inc.	6,164	87,652
EWBC	East West Bancorp, Inc.	3,204	88,110
UCBHQ	UCBH Holdings, Inc.*^+	6,803	—
			175,762
	Data Processor — 4.22%
FISV	Fiserv, Inc.*	3,000	262,230
MA	MasterCard, Inc. — Class A	1,600	919,200
V	Visa, Inc. — Class A^	7,200	1,315,800
			2,497,230
	Electronics and Appliance Stores — 0.05%
SHOS	Sears Hometown and Outlet Stores Inc.*	610	26,669

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Market Opportunities Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	European Exchanges — 0.63%
DB1 GR	Deutsche Boerse AG	5,650	$371,906
	Gaming — 1.07%
LVS	Las Vegas Sands Corp	12,000	635,160
	General Merchandise Stores — 0.20%
SHLD	Sears Holdings Corporation*^	2,800	117,824
	Global Exchanges — 3.15%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement
	and Registry	21,600	168,130
JSE SJ	JSE Limited	120,000	861,908
SGX SP	Singapore Exchange Limited	150,000	831,953
			1,861,991
	Holding Company — 13.99%
HPAR SP	Haw Par Corporation Limited	21,400	122,068
IEP	Icahn Enterprises LP^	59,160	4,305,073
LUK	Leucadia National Corporation	98,800	2,590,536
LVNTA	Liberty Ventures — Series A*	4,574	388,836
PVF CN	Partners Value Fund Inc.*	42,900	871,706
			8,278,219
	Insurance Carriers and Related Activities — 5.16%
AFSI	AmTrust Financial Services, Inc.^	1,100	39,270
GLRE	Greenlight Capital Re, Ltd. — Class A*^	1,200	29,436
MKL	Markel Corporation*	523	275,595
PWF CN	Power Financial Corporation	12,000	348,921
WTM	White Mountains Insurance Group Ltd.	4,100	2,357,254
			3,050,476
	Lessors of Nonresidential Buildings (except Miniwarehouses) — 9.57%
HHC	The Howard Hughes Corporation*	25,900	2,903,131
RSE	Rouse Properties, Inc.^	140,600	2,758,572
			5,661,703
	Mining (except Oil and Gas) — 0.51%
FNV	Franco-Nevada Corporation^	8,400	300,468
	Non-Store Retailers — 3.58%
LINTA	Liberty Interactive Corporation — Class A*	22,900	526,929
BID	Sotheby’s^	42,000	1,592,220
			2,119,149

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Market Opportunities Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier		Shares	Value
	Oil and Gas — 4.38%
TPL	Texas Pacific Land Trust^	30,600	$2,593,656
	Other Exchanges — 1.78%
FTIS LI	Financial Technologies (India) Ltd. — GDR	96,180	206,787
IMAREX NO	IMAREX ASA	1,850	548
NZX NZ	NZX Ltd.	359,002	372,798
URB/A CN	Urbana Corporation — Class A*	356,004	470,520
			1,050,653
	Real Estate — 1.91%
BPY	Brookfield Property Partners LP^	3,641	73,912
CWT-U CN	Calloway — REIT	12,000	293,354
DRM CN	Dream Unlimited Corp. — Class A*	70,600	765,275
			1,132,541
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 12.38%
CBOE	CBOE Holdings Inc.^	103,571	4,830,552
CME	CME Group, Inc.	9,140	694,457
ICE	IntercontinentalExchange Inc.*^	7,600	1,350,976
IVZ	Invesco Ltd.	6,000	190,800
LSE LN	London Stock Exchange Group plc	12,800	260,291
			7,327,076
	Telecommunications — 0.02%
IRDM	Iridium Communications, Inc.*^	1,672	12,975
	Transportation Equipment Manufacturing — 0.01%
ARII	American Railcar Industries, Inc.^	100	3,351
	U.S. Equity Exchanges — 1.82%
NDAQ	The NASDAQ OMX Group, Inc.	6,400	209,856
NYX	NYSE Euronext	20,920	866,088
			1,075,944
	Utilities — 0.17%
BIP	Brookfield Infrastructure Partners LP	2,816	102,840
	TOTAL COMMON STOCKS
	(cost $42,590,984)		54,203,836

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Market Opportunities Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier	MUTUAL FUNDS — 0.01%	Shares	Value
	Funds, Trusts, and Other Financial Vehicles — 0.01%
PFN	PIMCO Income Strategy Fund II	760	$7,995
	TOTAL MUTUAL FUNDS
	(cost $6,726)		7,995
		Principal
	SHORT-TERM INVESTMENTS — 7.39%	Amount
	Commercial Paper — 4.73%
035018925	U.S. Bank N.A., 0.02%, 07/01/2013	$2,800,000	2,800,000

		Shares
	Money Market Funds — 2.66%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	1,572,318	1,572,318
	TOTAL SHORT-TERM INVESTMENTS
	(cost $4,372,318)		4,372,318

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 22.92%
	Money Market Funds — 22.92%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.19%b	13,561,294	13,561,294
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $13,561,294)		13,561,294
	TOTAL INVESTMENTS – 121.93%
	(cost $60,531,322)		$72,145,443
___________________________
Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2013. Total loaned securities had a market value of $13,196,155 at June 30, 2013.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2013.
GDR — Global Depository Receipt.
REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier	CONVERTIBLE BONDS — 1.36%	Amount	Value
	Holding Company — 1.36%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013#	$240,000	$240,360
	TOTAL CONVERTIBLE BONDS
	(cost $239,357)		240,360

	CORPORATE BONDS — 57.17%
	Beverage and Tobacco Product Manufacturing — 4.65%
02209SAK9	Altria Group, Inc.
	4.125%, 09/11/2015^	100,000	106,620
03523TBL1	Anheuser-Busch InBev Worldwide Inc.
	1.500%, 07/14/2014	126,000	127,362
10138MAH8	Bottling Group LLC
	6.950%, 03/15/2014^	100,000	104,379
191216AP5	The Coca-Cola Company
	1.500%, 11/15/2015	100,000	102,071
26138EAM1	Dr. Pepper Snapple Group, Inc.
	2.900%, 01/15/2016	200,000	208,360
761713AV8	Reynolds American, Inc.
	1.050%, 10/30/2015	175,000	175,051
			823,843
	Broadcasting (except Internet) — 4.08%
25459HAY1	DIRECTV Holdings LLC
	3.500%, 03/01/2016	150,000	157,678
25470DAB5	Discovery Communications
	3.700%, 06/01/2015	100,000	104,986
63946BAB6	NBCUniversal Media, LLC
	3.650%, 04/30/2015	100,000	105,120
88732JAQ1	Time Warner Cable Inc.
	8.250%, 02/14/2014	100,000	104,599
92553PAK8	Viacom Inc.
	1.250%, 02/27/2015	150,000	150,496
25468PCU8	The Walt Disney Company
	0.450%, 12/01/2015	100,000	99,601
			722,480

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Chemical Manufacturing — 4.15%
031162AJ9	Amgen Inc.
	4.850%, 11/18/2014	$140,000	$147,862
19416QDQ0	Colgate-Palmolive Company
	1.375%, 11/01/2015	150,000	152,308
	Ecolab Inc.
278865AJ9	2.375%, 12/08/2014	125,000	127,530
278865AN0	1.000%, 08/09/2015	55,000	54,969
74005PAQ7	Praxair, Inc.
	5.250%, 11/15/2014	100,000	106,351
88166CAA6	Teva Pharmaceuticals Finance
	3.000%, 06/15/2015	100,000	103,957
983024AE0	Wyeth LLC
	5.500%, 02/01/2014	42,000	43,245
			736,222
	Computer and Electronic Product Manufacturing — 4.55%
22303QAK6	Covidien International Finance SA
	2.800%, 06/15/2015	100,000	103,551
	Hewlett-Packard Co.
428236AT0	6.125%, 03/01/2014	50,000	51,701
428236BC6	2.125%, 09/13/2015	100,000	101,263
459200HD6	IBM Corp.
	0.750%, 05/11/2015	100,000	100,355
585055AR7	Medtronic, Inc.
	3.000%, 03/15/2015	100,000	103,781
883556AS1	Thermo Fisher Scientific Inc.
	3.200%, 05/01/2015	140,000	144,615
902133AL1	Tyco Electronics Group SA
	1.600%, 02/03/2015	200,000	201,511
			806,777
	Credit Intermediation and Related Activities — 7.28%
0258M0CZ0	American Express Credit Corporation
	5.125%, 08/25/2014	100,000	104,837
06406HCD9	The Bank of New York Mellon Corporation
	0.700%, 10/23/2015	200,000	199,420
120568AM2	Bunge Limited Finance Corporation
	5.350%, 04/15/2014	115,000	118,572

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Credit Intermediation and Related Activities — 7.28% (Continued)
14040HAS4	Capital One Financial Corporation
	7.375%, 05/23/2014	$100,000	$105,709
14912L5B3	Caterpillar Financial Services Corporation
	1.050%, 03/26/2015	100,000	100,692
31677QAX7	Fifth Third Bank
	0.900%, 02/26/2016	150,000	148,045
	General Electric Capital Corp.
36966RS98	5.450%, 06/15/2014	10,000	10,407
36962G6M1	1.000%, 12/11/2015	200,000	199,821
24422ERQ4	John Deere Capital Corporation
	0.875%, 04/17/2015	100,000	100,458
69371RK62	PACCAR Financial Corporation
	1.050%, 06/05/2015	100,000	100,730
92976GAB7	Wachovia Bank NA
	4.800%, 11/01/2014	96,000	101,077
			1,289,768
	Food Manufacturing — 4.80%
205887BH4	ConAgra Foods, Inc.
	1.350%, 09/10/2015^	100,000	100,739
370334BN3	General Mills, Inc.
	0.875%, 01/29/2016	200,000	198,966
423074AL7	HJ Heinz Co.
	2.000%, 09/12/2016	150,000	147,000
487836BG2	Kellogg Company
	1.125%, 05/15/2015	200,000	200,952
50076QAK2	Kraft Foods Group Inc.
	1.625%, 06/04/2015	200,000	202,228
			849,885
	Funds, Trusts, and Other Financial Vehicles — 0.85%
65339KAC4	NextEra Energy Capital Holding Inc.
	1.611%, 06/01/2014	150,000	151,265
	General Merchandise Stores – 1.27%
22160KAD7	Costco Wholesale Corporation
	0.650%, 12/07/2015^	150,000	149,794

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	General Merchandise Stores – 1.27% (Continued)
931142CX9	Wal-Mart Stores, Inc.
	1.500%, 10/25/2015^	$74,000	$75,479
			225,273
	Health and Personal Care Stores — 1.72%
126650BT6	CVS Caremark Corporation
	3.250%, 05/18/2015	100,000	104,117
931422AG4	Walgreen Company
	1.000%, 03/13/2015	200,000	200,714
			304,831
	Insurance Carriers and Related Activities — 2.31%
74432QAE5	Prudential Financial, Inc.
	5.100%, 09/20/2014	100,000	105,111
91324PBX9	UnitedHealth Group Inc.
	0.850%, 10/15/2015^	100,000	100,187
	WellPoint, Inc.
94973VAQ0	6.000%, 02/15/2014	100,000	103,276
94973VAZ0	1.250%, 09/10/2015	100,000	100,221
			408,795
	Management of Companies and Enterprises — 0.57%
38141GDQ4	The Goldman Sachs Group, Inc.
	5.250%, 10/15/2013	100,000	101,241
	Merchant Wholesalers, Nondurable Goods — 1.70%
30219GAB4	Express Scripts Holding Company
	2.100%, 02/12/2015	100,000	101,739
581557AY1	McKesson Corp.
	0.950%, 12/04/2015	200,000	199,584
			301,323
	Mining (except Oil and Gas) — 1.13%
067901AE8	Barrick Gold Corporation
	1.750%, 05/30/2014	100,000	100,125
76720AAA4	Rio Tinto Financial USA PLC
	1.125%, 03/20/2015	100,000	100,032
			200,157

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Miscellaneous Manufacturing — 0.95%
067383AB5	CR Bard, Inc.
	2.875%, 01/15/2016	$150,000	$156,024
418056AR8	Hasbro, Inc.
	6.125%, 05/15/2014	12,000	12,544
			168,568
	Motor Vehicle and Parts Dealers — 0.58%
053332AH5	Autozone, Inc.
	6.500%, 01/15/2014	100,000	103,023
	Non-Store Retailers — 1.92%
023135AK2	Amazon.com, Inc.
	0.650%, 11/27/2015	200,000	199,491
278642AD5	eBay, Inc.
	0.700%, 07/15/2015	140,000	140,234
			339,725
	Oil and Gas Extraction — 1.30%
136385AQ4	Canadian Natural Resources Ltd.
	1.450%, 11/14/2014	130,000	131,096
565849AJ5	Marathon Oil Corporation
	0.900%, 11/01/2015	100,000	99,502
			230,598
	Other Information Services — 1.30%
38259PAC6	Google Inc.
	2.125%, 05/19/2016	222,000	229,584
	Paper Manufacturing — 0.36%
460146CB7	International Paper Co.
	7.400%, 06/15/2014^	60,000	63,481
	Pharmaceutical and Biotechnology — 2.00%
377372AG2	GlaxoSmithKline Capital Inc.
	0.700%, 03/18/2016^	200,000	198,298
53217VAD1	Life Technologies Corporation
	3.500%, 01/15/2016	150,000	156,213
			354,511

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Pipeline Transportation — 0.59%
96950FAB0	Williams Partners LP
	3.800%, 02/15/2015	$100,000	$104,302
	Publishing Industries (except Internet) — 2.02%
00724FAA9	Adobe Systems, Inc.
	3.250%, 02/01/2015	100,000	103,661
871503AG3	Symantec Corp.
	2.750%, 09/15/2015	150,000	154,743
884903BL8	Thomson Reuters Corporation
	0.875%, 05/23/2016	100,000	99,082
			357,486
	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities — 1.64%
472319AD4	Jefferies Group LLC
	5.875%, 06/08/2014	150,000	156,375
59018SN83	Merrill Lynch & Co.
	0.995%, 08/30/2013g	33,000	32,964
61747WAD1	Morgan Stanley
	2.875%, 01/24/2014	100,000	101,053
			290,392
	Telecommunications — 1.68%
00206RBL5	AT&T, Inc.
	0.800%, 12/01/2015^	200,000	199,205
92857WBA7	Vodafone Group PLC
	0.900%, 02/19/2016	100,000	98,410
			297,615
	Transportation Equipment Manufacturing — 1.13%
89233P6J0	Toyota Motor Credit Corp.
	0.875%, 07/17/2015	200,000	200,800
	Utilities — 2.03%
693304AN7	PECO Energy Company
	5.000%, 10/01/2014	52,000	54,720
843646AF7	Southern Power Company
	4.875%, 07/15/2015^	100,000	107,219

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Utilities — 2.03% (Continued)
98389BAP5	Xcel Energy, Inc.
	0.750%, 05/09/2016	$200,000	$197,102
			359,041
	Waste Management and Remediation Services — 0.61%
94106LAT6	Waste Management, Inc.
	6.375%, 03/11/2015	100,000	108,983
	TOTAL CORPORATE BONDS
	(cost $10,184,221)		10,129,969

	U.S. GOVERNMENT AGENCY ISSUES — 5.30%1
	U.S. Government Agency Issues — 5.30%
	Federal Home Loan Banks
313371ZY5	1.875%, 12/11/2015	175,000	180,946
313375RN9	1.000%, 03/11/2016	200,000	202,104
3134G3J50	Federal Home Loan Mortgage Corporation
	0.495%, 09/10/2015#	300,000	299,784
31398A4K5	Federal National Mortgage Association
	1.875%, 10/15/2015	250,000	257,165
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(cost $943,145)		939,999

	EXCHANGE TRADED FUNDS — 20.67%	Shares
	Funds, Trusts, and Other Financial Vehicles — 20.67%
CSJ	iShares Barclays 1-3 Year Credit Bond ETF	26,000	2,730,780
MINT	PIMCO Enhanced Short Maturity ETF^	1,950	197,476
SCPB	SPDR Barclays Short Term Corporate Bond ETF#	24,000	734,400
	TOTAL EXCHANGE TRADED FUNDS
	(cost $3,680,408)		3,662,656

	WARRANTS — 0.01%
	Utilities — 0.01%
CHC/WS	China Hydroelectric Corporation
	Expiration Date: 1/25/2014
	Exercise Price: $15.00*	40,000	1,200
	TOTAL WARRANTS
	(cost $48,000)		1,200

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier	SHORT-TERM INVESTMENTS — 8.26%	Amount	Value
	Commercial Paper — 4.23%
035018925	U.S. Bank N.A., 0.02%, 07/01/2013	$750,000	$750,000

		Shares
	Money Market Funds — 4.03%
FIGXX	Fidelity Institutional Government Portfolio —
	Class I, 0.01%b	713,320	713,320
	TOTAL SHORT-TERM INVESTMENTS
	(cost $1,463,320)		1,463,320

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 7.67%
	Money Market Funds — 7.67%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.19%b.	1,358,632	1,358,632
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $1,358,632)		1,358,632
	TOTAL INVESTMENTS – 100.44%
	(cost $17,917,083)		$17,796,136
_________________________
Percentages are stated as a percent of net assets.
# —	All or a portion of the shares have been committed as collateral for written option contracts.
^ —	This security or a portion of this security was out on loan at June 30, 2013. Total loaned securities had a market value of $1,323,456 at June 30, 2013.
* —	Non-income producing security.
g —	The rate shown is the purchased yield on a zero coupon bond.
1 —	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2013.
ETF — Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier	CONVERTIBLE BONDS — 44.62%	Amount	Value
	Administrative and Support Services — 5.29%
	WebMD Health Corporation
94770VAH5	2.250%, 03/31/2016#	$400,000	$394,000
94770VAF9	2.500%, 01/31/2018#	4,875,000	4,533,750
			4,927,750
	Computer and Electronic Product Manufacturing — 3.28%
502413AW7	L-3 Communications Holdings, Inc.
	3.000%, 08/01/2035#	2,450,000	2,503,594
747906AH8	Quantum Corporation
	4.500%, 11/15/2017, Acquired 10/26/2012 at $500,000■	500,000	552,187
			3,055,781
	Holding Company — 3.66%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013#	3,400,000	3,405,100
	Mining (except Oil and Gas) — 5.26%
250669AA6	Detour Gold Corporation
	5.500%, 11/30/2017	1,000,000	887,500
B7W1RP3	Kirkland Lake Gold Inc.
	6.000%, 06/30/2017CAD	350,000	249,629
608753AA7	Molycorp Inc.
	3.250%, 06/15/2016#	1,500,000	1,011,562
780287AA6	Royal Gold, Inc.
	2.875%, 06/15/2019	3,014,000	2,744,624
			4,893,315
	Nonmetallic Mineral Product Manufacturing — 5.65%
69073TAQ6	Owens-Brockway Glass Container
	3.000%, 06/01/2015, Acquired 7/6/2011-3/15/2013
	at $5,151,373#■	5,170,000	5,260,475
	Oil and Gas Extraction — 7.14%
	Arcan Resources Ltd.
B4MT4X3	6.250%, 02/28/2016# CAD	1,719,000	1,103,285
B57ZB98	6.500%, 10/31/2018# CAD	2,592,000	1,515,718
	Chesapeake Energy Corporation
165167BW6	2.750%, 11/15/2035#	650,000	648,375
165167CB1	2.250%, 12/15/2038^	3,830,000	3,375,187
			6,642,565

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Performing Arts, Spectator Sports, and Related Industries — 3.01%
538034AB5	Live Nation Entertainment, Inc.
	2.875%, 07/15/2027#	$2,763,000	$2,802,718
	Personal and Laundry Services — 1.64%
758932AA5	Regis Corporation
	5.000%, 07/15/2014	1,303,000	1,524,510
	Primary Metal Manufacturing — 2.75%
03938LAK0	ArcelorMittal
	5.000%, 05/15/2014	2,500,000	2,556,250
	Publishing Industries (except Internet) — 4.22%
285512AA7	Electronic Arts, Inc.
	0.750%, 07/15/2016	3,750,000	3,923,438
	Real Estate — 091%
029169AA7	American Real Estate
	4.000%, 08/15/2013, Acquired 6/24/2011-10/26/2011
	at $348,511#■	350,000	350,525
345550AP2	Forest City Enterprises, Inc.
	4.250%, 08/15/2018#	446,000	500,914
			851,439
	Transportation Equipment Manufacturing — 1.05%
63934EAL2	Navistar International Corp.
	3.000%, 10/15/2014^	1,000,000	976,250
	U.S. Equity Exchanges — 0.76%
631103AA6	The NASDAQ OMX Group, Inc.
	2.500%, 08/15/2013	705,000	707,644
	TOTAL CONVERTIBLE BONDS
	(cost $42,659,107 )		41,527,235

	CORPORATE BONDS — 16.77%
	Ambulatory Health Care Services — 3.05%
23918KAL2	DaVita Health Care Partners, Inc.
	6.375%, 11/01/2018#^	2,710,000	2,835,338
	General Merchandise Stores — 1.13%
708130AD1	J.C. Penney Company Inc.
	5.650%, 06/01/2020	1,250,000	1,050,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Mining (except Oil and Gas) — 3.00%
20854PAD1	Consol Energy, Inc.
	8.000%, 04/01/2017#	$1,495,000	$1,580,963
	Peabody Energy Corporation
704549AK0	6.000%, 11/15/2018	950,000	955,937
704549AH7	6.500%, 09/15/2020#	250,000	251,875
			2,788,775
	Satellite Telecommunications — 3.25%
25470XAH8	DISH DBS Corp.
	4.625%, 07/15/2017	3,000,000	3,030,000
	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities — 3.30%
52107QAC9	Lazard Group LLC
	7.125%, 05/15/2015#	67,000	72,785
683797AB0	Oppenheimer Holdings, Inc.
	8.750%, 04/15/2018	2,839,000	3,002,242
			3,075,027
	Utilities — 3.04%
131347BP0	Calpine Corp.
	7.250%, 10/15/2017, Acquired 11/15/2011-4/13/2012
	at $2,794,659#■	2,700,000	2,828,250
	TOTAL CORPORATE BONDS
	(cost $15,696,238)		15,607,390

	MUNICIPAL BONDS — 0.56%
	Air Transportation — 0.56%
	Branson Missouri Regional Airport Transportation
	Development District
105459AB7	6.000%, 07/01/2025c	2,000,000	300,000
105459AC5	6.000%, 07/01/2037c	1,500,000	225,000
			525,000
	TOTAL MUNICIPAL BONDS
	(cost $2,245,112)		525,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

Identifier	EXCHANGE TRADED FUNDS — 1.41%	Shares	Value
	Funds, Trusts, and Other Financial Vehicles — 1.41%
BOND	PIMCO Total Return ETF^	12,400	$1,307,952
	TOTAL EXCHANGE TRADED FUNDS
	(cost $1,318,860)		1,307,952

	MUTUAL FUNDS — 2.03%
	Funds, Trusts, and Other Financial Vehicles — 2.03%
DSL	DoubleLine Income Solutions Fund	400	9,284
HAV	Helios Advantage Income Fund, Inc.	200	1,660
HSA	Helios Strategic Income Fund, Inc.	200	1,220
TLI	LMP Corporate Loan Fund Inc.	1,100	14,300
MTS	Montgomery Street Income Securities, Inc.	9,200	148,672
JFR	Nuveen Floating Rate Income Fund	200	2,520
PCN	PIMCO Corporate Income Fund	1,400	24,402
PCI	PIMCO Dynamic Credit Income Fund	18,000	412,380
PDI	PIMCO Dynamic Income Fund	22,200	649,350
PKO	PIMCO Income Opportunity Fund	4,200	120,120
PFL	PIMCO Income Strategy Fund	2,800	33,488
PFN	PIMCO Income Strategy Fund II	2,400	25,248
DMO	Western Asset Mortgage Defined Opportunity Fund Inc.	19,400	448,528
	TOTAL MUTUAL FUNDS
	(cost $2,043,421)		1,891,172

		Principal
	SHORT-TERM INVESTMENTS — 6.13%	Amount
	Commercial Paper — 2.26%
035018925	U.S. Bank N.A., 0.02%, 07/01/2013	$2,100,000	2,100,000

		Shares
	Money Market Funds — 2.26%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	2,100,000	2,100,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Investments — June 30, 2013 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	U.S. Treasury Obligations — 1.61%
912796AT6	United States Treasury Bill
	Maturity Date: 7/18/2013, Yield to Maturity 0.01%	$1,500,000	$1,499,989
	TOTAL SHORT-TERM INVESTMENTS
	(cost $5,699,989)		5,699,989
	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 1.57%	Shares
	Money Market Funds — 1.57%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.19%b	1,462,640	1,462,640
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $1,462,640)		1,462,640
	TOTAL INVESTMENTS – 73.09%
	(cost $71,125,367)		$68,021,378
_____________________________
Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2013. Total loaned securities had a market value of $1,438,865 at June 30, 2013.
# —	All or a portion of the shares have been committed as collateral for written option contracts.
■ —	Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 9.66%.
c —	The security missed January 1, 2012 interest payment and has ceased to accrue income. A forbearance agreement is currently in place.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2013.
CAD — Canadian Dollars.
ETF — Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	*	Value
	Accommodation
	Carnival Corporation
CCL 140118P00024500	Expiration: January 2014, Exercise Price: $24.50	13		$487
CCL 140118P00029500	Expiration: January 2014, Exercise Price: $29.50	10		1,075
CCL 150117P00024500	Expiration: January 2015, Exercise Price: $24.50	33		4,950
	Starwood Hotels & Resorts Worldwide, Inc.
HOT 140118P00038000	Expiration: January 2014, Exercise Price: $38.00	15		623
HOT 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15		2,092
				9,227
	Administrative and Support Services
	Accenture PLC — Class A
ACN 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	10		500
ACN 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10		1,975
	Expedia, Inc.
EXPE 140118P00034480	Expiration: January 2014, Exercise Price: $34.48	15		525
EXPE 150117P00034480	Expiration: January 2015, Exercise Price: $34.48	15		3,338
	Priceline.com Inc.
PCLN 150117P00410000	Expiration: January 2015, Exercise Price: $410.00	1		990
				7,328
	Apparel Manufacturing
	L Brands, Inc.
LTD 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	11		385
LTD 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	11		1,787
				2,172
	Asset Management
	The Blackstone Group LP
BX 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	30		1,335
BX 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	30		2,670
	KKR & Co. LP
KKR 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	50		4,125
	Legg Mason, Inc.
LM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	25		1,875
				10,005
	Beverage and Tobacco Product Manufacturing
	The Coca-Cola Company
KO 140222P00034000	Expiration: February 2014, Exercise Price: $34.00	5		345
KO 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	5		930
KO 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	8		2,096

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts	*	Value
	Beverage and Tobacco Product Manufacturing — (Continued)
	Constellation Brands, Inc. — Class A
STZ 140118P00032500	Expiration: January 2014, Exercise Price: $32.50	5		$50
STZ 150117P00022500	Expiration: January 2015, Exercise Price: $22.50	20		700
STZ 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	5		500
	Molson Coors Brewing Company — Class B
TAP 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	9		495
TAP 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	6		795
TAP 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	23		4,312
	Philip Morris International, Inc.
PM 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	5		575
PM 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	10		1,505
PM 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	5		3,125
				15,428
	Broadcasting (except Internet)
	CBS Corporation — Class B
CBS 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	13		163
CBS 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	20		800
CBS 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	13		1,105
	Comcast Corporation — Class A
CMCSA 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	11		446
CMCSA 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	5		485
CMCSA 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	29		3,581
	Time Warner Inc.
TWX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	15		1,200
	Viacom Inc. — Class B
VIAB 140118P00047000	Expiration: January 2014, Exercise Price: $47.00	10		450
VIAB 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5		475
VIAB 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	15		2,250
	The Walt Disney Company
DIS 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	10		570
DIS 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	5		520
DIS 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15		1,402
				13,447

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Building Equipment Contractors
	Honeywell International Inc.
HON 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	10	$855
HON 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	5	522
HON 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	1,224
			2,601
	Building Material and Garden Equipment and Supplies Dealers
	Fastenal Company
FAST 140118P00033000	Expiration: January 2014, Exercise Price: $33.00	5	313
FAST 140118P00039500	Expiration: January 2014, Exercise Price: $39.50	8	1,400
FAST 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	15	3,112
FAST 150117P00034500	Expiration: January 2015, Exercise Price: $34.50	10	2,550
	The Home Depot, Inc.
HD 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	5	372
HD 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	20	4,130
	Lowe’s Companies, Inc.
LOW 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	280
LOW 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	5	140
LOW 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	5	243
LOW 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	1,720
LOW 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	5	565
LOW 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	5	1,047
	The Sherwin-Williams Company
SHW 140118P00125000	Expiration: January 2014, Exercise Price: $125.00	5	750
SHW 140118P00150000	Expiration: January 2014, Exercise Price: $150.00	2	920
SHW 150117P00150000	Expiration: January 2015, Exercise Price: $150.00	2	2,590
			20,132
	Chemical Manufacturing
	Amgen Inc.
AMGN 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	10	815
AMGN 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	5	878
AMGN 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	10	2,215
	Celgene Corporation
CELG 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	10	405
CELG 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	2,385
	The Dow Chemical Company
DOW 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	25	663
DOW 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	9	427
DOW 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	10	695
DOW 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	29	3,016

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Chemical Manufacturing — (Continued)
	E.I. du Pont de Nemours & Comapny
DD 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	5	$310
DD 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	20	1,600
DD 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	10	1,365
	Eastman Chemical Company
EMN 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	10	700
EMN 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5	700
EMN 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	2,750
	Monsanto Company
MON 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	4	788
MON 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	5	1,207
MON 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	10	4,675
	The Mosaic Company
MOS 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	608
MOS 140118P00042500	Expiration: January 2014, Exercise Price: $42.50	5	585
MOS 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	5	835
MOS 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	2,527
	The Procter & Gamble Company
PG 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	10	2,405
			32,554
	Clothing and Clothing Accessories Stores
	The Gap, Inc.
GPS 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	20	710
	Nordstrom, Inc.
JWN 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	255
JWN 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	1,875
	Tiffany & Co.
TIF 140118P00042500	Expiration: January 2014, Exercise Price: $42.50	10	295
TIF 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	3	120
TIF 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5	490
TIF 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	13	2,444
			6,189
	Computer and Electronic Product Manufacturing
	Agilent Technologies, Inc.
A 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	20	750
A 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	10	1,110
A 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	20	2,910

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Computer and Electronic Product Manufacturing — (Continued)
	Altera Corporation
ALTR 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	$800
ALTR 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	3,000
	Apple, Inc.
AAPL 140118P00320000	Expiration: January 2014, Exercise Price: $320.00	1	853
AAPL 140118P00350000	Expiration: January 2014, Exercise Price: $350.00	2	3,180
AAPL 150117P00350000	Expiration: January 2015, Exercise Price: $350.00	1	4,275
	Broadcom Corporation — Class A
BRCM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	630
BRCM 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	2,690
	Cisco Systems, Inc.
CSCO 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	30	960
CSCO 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	35	1,347
	EMC Corporation
EMC 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	27	3,253
	International Business Machines Corporation
IBM 140621P00150000	Expiration: June 2014, Exercise Price: $150.00	2	840
IBM 150117P00160000	Expiration: January 2015, Exercise Price: $160.00	5	4,988
	QUALCOMM Inc.
QCOM 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	15	1,620
QCOM 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5	760
QCOM 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	2,355
	Sony Corporation
SNE 140118P00014000	Expiration: January 2014, Exercise Price: $14.00	30	975
SNE 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	20	1,000
SNE 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	10	800
SNE 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	20	3,300
	St. Jude Medical, Inc.
STJ 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	10	350
STJ 140118P00032500	Expiration: January 2014, Exercise Price: $32.50	10	450
STJ 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	1,150
STJ 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	10	1,375
	Texas Instruments Inc.
TXN 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	25	325
TXN 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	1,675
			47,721

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Construction of Buildings
	Lennar Corporation — Class A
LEN 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	20	$2,280
LEN 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	5	937
LEN 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	8	1,428
LEN 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	20	6,750
			11,395
	Couriers and Messengers
	FedEx Corp.
FDX 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	7	2,170
FDX 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	7	4,375
			6,545
	Credit Intermediation and Related Activities
	American Express Company
AXP 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	10	270
AXP 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	3	167
AXP 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5	335
AXP 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	10	1,085
AXP 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	3	678
	Bank of America Corporation
BAC 140222P00010000	Expiration: February 2014, Exercise Price: $10.00	20	620
BAC 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	70	1,855
	The Bank of New York Mellon Corporation
BK 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	25	587
BK 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	12	432
BK 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	25	2,200
BK 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	10	1,295
	Capital One Financial Corporation
COF 140118P00038000	Expiration: January 2014, Exercise Price: $38.00	15	638
COF 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	2,167

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Credit Intermediation and Related Activities — (Continued)
	Citigroup Inc.
C 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	15	$368
C 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	10	495
C 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	15	1,747
	U.S. Bancorp
USB 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	40	1,360
	Wells Fargo & Company
WFC 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	30	945
WFC 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	1,340
			18,584
	Data Processor
	MasterCard, Inc. — Class A
MA 150117P00390000	Expiration: January 2015, Exercise Price: $390.00	1	1,700
MA 150117P00400000	Expiration: January 2015, Exercise Price: $400.00	2	3,740
	Visa, Inc. — Class A
V 140118P00130000	Expiration: January 2014, Exercise Price: $130.00	10	1,515
V 150117P00135000	Expiration: January 2015, Exercise Price: $135.00	5	4,100
			11,055
	E-Commerce
	IAC/InterActiveCorp
IACI 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	10	425
IACI 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	10	1,700
			2,125
	Electrical Equipment, Appliance, and
	Component Manufacturing
	Corning Inc.
GLW 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	60	1,890
	Emerson Electric Co.
EMR 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	5	600
EMR 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	3,800
	Whirlpool Corporation
WHR 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	5	473
WHR 150117P00070000	Expiration: January 2015, Exercise Price: $70.00	5	2,750
			9,513

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Electronics and Appliance Stores
	Best Buy Co., Inc.
BBY 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	20	$1,200
	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 140118P00047000	Expiration: January 2014, Exercise Price: $47.00	10	550
DHR 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	10	2,675
	McDermott International, Inc.
MDR 140118P00008000	Expiration: January 2014, Exercise Price: $8.00	80	7,200
MDR 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	30	4,725
	Parker Hannifin Corporation
PH 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	10	1,900
			17,050
	Food Manufacturing
	Archer-Daniels-Midland Company
ADM 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	30	1,665
ADM 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	20	3,780
			5,445
	Food Services and Drinking Places
	Starbucks Corporation
SBUX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	203
SBUX 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	5	395
SBUX 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	1,237
	Yum! Brands, Inc.
YUM 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	7	340
YUM 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	5	612
YUM 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	7	1,330
YUM 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	10	2,345
			6,462
	Funds, Trusts, and Other Financial Vehicles
	CBRE Group, Inc.
CBG 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	30	1,200
CBG 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	7	962
	Market Vectors Gold Miners ETF
GDX 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	20	2,680
GDX 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	30	8,295
			13,137

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Gaming
	Las Vegas Sands Corp.
LVS 140118P00030250	Expiration: January 2014, Exercise Price: $30.25	15	$690
LVS 150117P00030250	Expiration: January 2015, Exercise Price: $30.25	15	2,595
	Wynn Resorts Limited
WYNN 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	5	373
WYNN 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	5	580
WYNN 150117P00080000	Expiration: January 2015, Exercise Price: $80.00	5	1,650
			5,888
	General Merchandise Stores
	Family Dollar Stores, Inc.
FDO 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	7	298
FDO 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	10	675
FDO 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	11	1,952
	J.C. Penney Company, Inc.
JCP 140118P00008000	Expiration: January 2014, Exercise Price: $8.00	100	1,850
JCP 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	50	4,575
	Macy’s, Inc.
M 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	1,090
	Wal-Mart Stores, Inc.
WMT 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	5	1,587
WMT 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	4	1,570
			13,597
	Health and Personal Care Stores
	CVS Caremark Corporation
CVS 150117P00047000	Expiration: January 2015, Exercise Price: $47.00	5	1,588
	Walgreen Company
WAG 140118P00033000	Expiration: January 2014, Exercise Price: $33.00	30	2,100
WAG 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	5	468
WAG 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	5	1,157
WAG 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	5	1,420
			6,733
	Holding Company
	Leucadia National Corporation
LUK2 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	20	2,200
LUK2 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	33	2,228
LUK2 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	20	4,500
			8,928

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Insurance Carriers and Related Activities
	Aflac, Inc.
AFL 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	$578
AFL 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	2,010
AFL 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	10	1,720
	American International Group, Inc.
AIG 140118P00022000	Expiration: January 2014, Exercise Price: $22.00	20	270
AIG 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	10	505
AIG 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	1,670
	Lincoln National Corporation
LNC 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	25	400
LNC 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	25	1,937
	MetLife, Inc.
MET 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	25	350
MET 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	10	240
MET 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	10	350
MET 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	1,375
	Prudential Financial, Inc.
PRU 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	458
PRU 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	1,747
	UnitedHealth Group Inc.
UNH 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	300
UNH 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	5	260
UNH 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	1,680
	WellPoint, Inc.
WLP 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5	243
WLP 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	15	2,692
			18,785
	Leather and Allied Product Manufacturing
	Coach, Inc.
COH 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	9	563
COH 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	9	2,587
	NIKE, Inc. — Class B
NKE 140118P00042500	Expiration: January 2014, Exercise Price: $42.50	8	324
NKE 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	1,716
NKE 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	13	2,301
			7,491

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Machinery Manufacturing
	Cameron International Corporation
CAM 140118P00038000	Expiration: January 2014, Exercise Price: $38.00	15	$750
CAM 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	15	3,637
	Caterpillar Inc.
CAT 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	520
CAT 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	2,475
	Cummins Inc.
CMI 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	8	1,060
CMI 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	8	4,440
	Deere & Company
DE 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	550
DE 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	5	885
DE 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	2,485
	Eaton Corporation PLC
ETN 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	20	3,350
	General Electric Company
GE 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	20	460
GE 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	50	5,375
	Illinois Tool Works Inc.
ITW 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	12	300
ITW 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	1,320
	Ingersoll-Rand PLC
IR 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	15	225
IR 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	15	1,425
	National Oilwell Varco, Inc.
NOV 140222P00050000	Expiration: February 2014, Exercise Price: $50.00	5	595
NOV 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	5	1,490
			31,342
	Management of Companies and Enterprises
	The Goldman Sachs Group, Inc.
GS 140118P00085000	Expiration: January 2014, Exercise Price: $85.00	5	415
GS 140118P00110000	Expiration: January 2014, Exercise Price: $110.00	3	686
GS 150117P00085000	Expiration: January 2015, Exercise Price: $85.00	5	1,407
	JPMorgan Chase & Co.
JPM 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	11	259
JPM 140118P00037000	Expiration: January 2014, Exercise Price: $37.00	10	525
JPM 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	11	1,133
			4,425

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Merchant Wholesalers, Nondurable Goods
	Cardinal Health, Inc.
CAH 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	8	$760
CAH 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	8	2,460
	Express Scripts Holding Company
ESRX 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	15	1,305
ESRX 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	1,902
	McKesson Corp.
MCK 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	6	600
MCK 150117P00085000	Expiration: January 2015, Exercise Price: $85.00	5	2,100
	Ralph Lauren Corporation
RL 140118P00105000	Expiration: January 2014, Exercise Price: $105.00	5	375
RL 150117P00105000	Expiration: January 2015, Exercise Price: $105.00	5	1,675
			11,177
	Mining (except Oil and Gas)
	BHP Billiton Limited — ADR
BHP 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	10	2,665
BHP 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	10	5,475
	Freeport-McMoRan Copper & Gold Inc.
FCX 140118P00022000	Expiration: January 2014, Exercise Price: $22.00	25	2,663
FCX 150117P00019000	Expiration: January 2015, Exercise Price: $19.00	10	1,905
FCX 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	15	4,462
	Rio Tinto PLC — ADR
RIO 140118P00037500	Expiration: January 2014, Exercise Price: $37.50	15	4,088
RIO 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	15	8,775
			30,033
	Miscellaneous Manufacturing
	Baxter International Inc.
BAX 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	20	1,310
BAX 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	5	1,238
	International Game Technology
IGT 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	45	675
IGT 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	45	2,700
IGT 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	20	2,150
			8,073
	Non-Store Retailers
	Amazon.com, Inc.
AMZN 140118P00160000	Expiration: January 2014, Exercise Price: $160.00	4	572
AMZN 150117P00160000	Expiration: January 2015, Exercise Price: $160.00	4	2,580

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Non-Store Retailers — (Continued)
	eBay, Inc.
EBAY 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	$788
EBAY 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	10	1,045
EBAY 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	15	2,617
			7,602
	Oil and Gas Extraction
	Anadarko Petroleum Corporation
APC 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	10	220
APC 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	10	1,750
	Apache Corporation
APA 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	620
APA 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	2,560
	Canadian Natural Resources Ltd.
CNQ 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	25	563
CNQ 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	25	2,437
CNQ 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	15	2,100
CNQ 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	10	2,275
	Encana Corporation
ECA 140118P00013000	Expiration: January 2014, Exercise Price: $13.00	25	938
ECA 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	15	1,313
ECA 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	25	3,062
ECA 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	15	3,112
	EOG Resources, Inc.
EOG 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	5	633
EOG 150117P00080000	Expiration: January 2015, Exercise Price: $80.00	5	2,037
	Marathon Oil Corporation
MRO 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	25	488
MRO 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	2,212
	Occidental Petroleum Corporation
OXY 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	10	365
OXY 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	10	1,725
OXY 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	5	1,160
			29,570
	Other Information Services
	Google Inc. — Class A
GOOG 140118P00630000	Expiration: January 2014, Exercise Price: $630.00	1	450
GOOG 150117P00600000	Expiration: January 2015, Exercise Price: $600.00	1	2,015
			2,465

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Paper Manufacturing
	Kimberly-Clark Corporation
KMB 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	8	$4,720
	Performing Arts, Spectator Sports, and Related Industries
	Live Nation Entertainment, Inc.
LYV 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	75	2,250
	Petroleum and Coal Products Manufacturing
	Chevron Corporation
CVX 140118P00095000	Expiration: January 2014, Exercise Price: $95.00	5	840
	ConocoPhillips
COP 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	10	1,825
COP 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	11	2,536
	Hess Corporation
HES 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	10	870
HES 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	15	1,703
HES 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	2,017
	Phillips 66
PSX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	637
PSX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	5	750
PSX 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	3,150
PSX 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	5	1,900
	Valero Energy Corporation
VLO1 140118P00022000	Expiration: January 2014, Exercise Price: $22.00	25	512
VLO1 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	2,790
			19,530
	Pharmaceutical and Biotechnology
	Bristol-Myers Squibb Company
BMY 140118P00031000	Expiration: January 2014, Exercise Price: $31.00	10	525
BMY 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	10	1,630
	Eli Lilly & Company
LLY 150117P00043000	Expiration: January 2015, Exercise Price: $43.00	10	3,975
	Gilead Sciences, Inc.
GILD 140118P00041250	Expiration: January 2014, Exercise Price: $41.25	15	2,168
GILD 150117P00022500	Expiration: January 2015, Exercise Price: $22.50	20	1,100
	Merck & Co., Inc.
MRK 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	30	1,365
MRK 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	15	1,552
MRK 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	6	1,536

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Pharmaceutical and Biotechnology — (Continued)
	Pfizer, Inc.
PFE 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	20	$1,510
PFE 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	50	6,450
			21,811
	Pipeline Transportation
	The Williams Companies, Inc.
WMB 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	40	8,620
	Primary Metal Manufacturing
	Nucor Corporation
NUE 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	45	8,123
	Professional, Scientific, and Technical Services
	Cerner Corporation
CERN 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	5	588
CERN 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	5	900
.CERN 150117P00070000	Expiration: January 2015, Exercise Price: $70.00	10	4,600
CERN 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	5	2,950
	Computer Sciences Corporation
CSC 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	20	600
CSC 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	20	2,500
	Fluor Corporation
FLR 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	9	585
FLR 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	5	600
FLR 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	4	650
FLR 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	9	2,295
FLR 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	4	1,280
	Foster Wheeler AG
FWLT 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	20	920
FWLT 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	20	2,580
	The Interpublic Group of Companies, Inc.
IPG 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	50	1,750
	SAIC, Inc.
SAI 140118P00007000	Expiration: January 2014, Exercise Price: $7.00	50	250
SAI 140118P00009000	Expiration: January 2014, Exercise Price: $9.00	25	250
SAI 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	50	875
			24,173

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Publishing Industries (except Internet)
	News Corporation — Class A
NWSA 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	30	$3,150
	Rail Transportation
	CSX Corporation
CSX 140118P00017500	Expiration: January 2014, Exercise Price: $17.50	10	370
CSX 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	20	1,570
CSX 150117P00012500	Expiration: January 2015, Exercise Price: $12.50	40	1,500
CSX 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	30	2,175
	Norfolk Southern Corporation
NSC 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	1,050
NSC 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	5	900
NSC 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	1,410
			8,975
	Satellite Telecommunications
	DISH Network Corp. — Class A
DISH 140118P00024000	Expiration: January 2014, Exercise Price: $24.00	34	935
DISH 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	10	325
DISH 150117P00024000	Expiration: January 2015, Exercise Price: $24.00	14	1,505
			2,765
	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities
	The Charles Schwab Corporation
SCHW 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	41	2,255
	CME Group Inc.
CME 140118P00046000	Expiration: January 2014, Exercise Price: $46.00	7	263
CME 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	11	1,650
CME 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	7	1,207
	Morgan Stanley
MS 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	10	325
MS 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	10	675
MS 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	40	2,780
			9,155
	Software Publishers
	Citrix Systems, Inc.
CTXS 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	10	1,150
CTXS 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	5	800
CTXS 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	3,800

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Software Publishers — (Continued)
	Microsoft Corporation
MSFT 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	30	$645
MSFT 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	25	1,163
MSFT 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	10	640
	Oracle Corporation
ORCL 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	10	655
ORCL 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	10	1,330
ORCL 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	2,312
ORCL 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	10	3,100
			15,595
	Support Activities for Mining
	Halliburton Company
HAL 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	390
HAL 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	4	250
HAL 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	1,820
HAL 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	5	850
	Helmerich & Payne, Inc.
HP 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	10	1,100
HP 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	15	5,025
	Schlumberger Limited
SLB 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	10	570
SLB 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	1,080
SLB 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	10	2,230
			13,315
	Support Activities for Transportation
	Expeditors International of Washington, Inc.
EXPD 140118P00027500	Expiration: January 2014, Exercise Price: $27.50	25	875
EXPD 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	15	1,612
			2,487
	Transportation Equipment Manufacturing
	The Boeing Company
BA 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	5	158
BA 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	10	1,095
BA 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	5	725
	General Dynamics Corporation
GD 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	1,550

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Transportation Equipment Manufacturing — (Continued)
	Harley-Davidson, Inc.
HOG 140118P00033000	Expiration: January 2014, Exercise Price: $33.00	15	$503
HOG 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	15	2,377
	Johnson Controls, Inc.
JCI 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	25	438
JCI 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	1,812
	PACCAR Inc.
PCAR 140118P00028500	Expiration: January 2014, Exercise Price: $28.50	20	500
PCAR 140118P00038500	Expiration: January 2014, Exercise Price: $38.50	10	750
PCAR 150117P00029200	Expiration: January 2015, Exercise Price: $29.20	15	1,725
	Textron Inc.
TXT 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	25	625
TXT 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	15	900
TXT 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	25	1,912
	United Technologies Corporation
UTX 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	1,775
			16,845
	U.S. Equity Exchanges
	The NASDAQ OMX Group, Inc.
NDAQ 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	30	1,050
	TOTAL PUT OPTIONS WRITTEN
	(premiums received $939,037)		$617,988
____________________
*  — 100 Shares Per Contract.
ADR — American Depository Receipt.
PLC — Public Limited Company.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier	PUT OPTIONS WRITTEN	Contracts*	Value
	Accommodation
	Carnival Corporation
CCL 140118P00029500	Expiration: January 2014, Exercise Price: $29.50	251	$26,982
CCL 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	16	6,880
	Marriott International Inc. — Class A
MAR 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	16	5,280
	Royal Caribbean Cruises Ltd.
RCL 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	160	28,240
			67,382
	Administrative and Support Services
	Expedia, Inc.
EXPE 140118P00049480	Expiration: January 2014, Exercise Price: $49.48	2	530
EXPE 150117P00039480	Expiration: January 2015, Exercise Price: $39.48	9	3,015
			3,545
	Ambulatory Health Care Services
	Laboratory Corporation of America Holdings
LH 130817P00080000	Expiration: August 2013, Exercise Price: $80.00	20	200
	Apparel Manufacturing
	Cintas Corp.
CTAS 140118P00037500	Expiration: January 2014, Exercise Price: $37.50	15	1,013
	L Brands, Inc.
LTD 140118P00041000	Expiration: January 2014, Exercise Price: $41.00	15	2,137
LTD 140118P00044000	Expiration: January 2014, Exercise Price: $44.00	2	435
LTD 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	18	7,740
			11,325
	Asset Management
	Apollo Global Management LLC — Class A
APO 130921P00020000	Expiration: September 2013, Exercise Price: $20.00	10	625
	BlackRock, Inc.
BLK 140118P00160000	Expiration: January 2014, Exercise Price: $160.00	15	2,662
	The Blackstone Group LP
BX 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	400	2,400
	The Carlyle Group LP
CG 130921P00025000	Expiration: September 2013, Exercise Price: $25.00	100	13,750
CG 131221P00022500	Expiration: December 2013, Exercise Price: $22.50	165	18,150

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Asset Management — (Continued)
	Federated Investors, Inc. — Class B
FII 130720P00020000	Expiration: July 2013, Exercise Price: $20.00	25	$125
FII 130720P00022500	Expiration: July 2013, Exercise Price: $22.50	47	352
FII 131019P00022500	Expiration: October 2013, Exercise Price: $22.50	30	1,650
	Franklin Resources, Inc.
BEN 140118P00102000	Expiration: January 2014, Exercise Price: $102.00	10	2,525
	KKR & Co. LP
KKR 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	52	11,440
	Legg Mason, Inc.
LM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	206	15,450
LM 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	100	11,250
LM 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	18	2,835
	Oaktree Capital Group LLC
OAK 130720P00040000	Expiration: July 2013, Exercise Price: $40.00	35	788
OAK 131019P00045000	Expiration: October 2013, Exercise Price: $45.00	65	4,875
			88,877
	Beverage and Tobacco Product Manufacturing
	Anheuser-Busch InBev NV
BUD 130921P00075000	Expiration: September 2013, Exercise Price: $75.00	50	1,625
BUD 130921P00080000	Expiration: September 2013, Exercise Price: $80.00	28	2,310
	Coca-Cola Enterprises Inc.
CCE 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	150	4,125
	Companhia de Bebidas das Americas
ABV 140118P00034990	Expiration: January 2014, Exercise Price: $34.99	30	6,225
	Constellation Brands, Inc. — Class A
STZ 140118P00022500	Expiration: January 2014, Exercise Price: $22.50	156	780
STZ 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	129	645
	Molson Coors Brewing Company — Class B
TAP 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	147	19,477
TAP 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	50	16,000
	PepsiCo, Inc.
PEP 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	25	1,088
PEP 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	18	954
	Pernod Ricard SA
RI1 131220P00090000	Expiration: December 2013, Exercise Price: €90.00	30	33,778

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Beverage and Tobacco Product Manufacturing — (Continued)
	Philip Morris International, Inc.
PM 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	30	$11,700
PM 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	20	12,550
PM 150117P00087500	Expiration: January 2015, Exercise Price: $87.50	1	1,217
			112,474
	Broadcasting
	Charter Communications, Inc.
CHTR 130921P00080000	Expiration: September 2013, Exercise Price: $80.00	10	425
	Broadcasting (except Internet)
	CBS Corporation — Class B
CBS 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	3	1,035
CBS 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	6	2,700
CBS 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	10	5,300
	Comcast Corporation — Class A
CMCSA 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	70	2,835
CMCSA 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	16	5,920
	Grupo Televisa S.A.B. — ADR
TV 131019P00025000	Expiration: October 2013, Exercise Price: $25.00	75	10,875
	Starz — Class A
STRZ1 130720P00095000	Expiration: July 2013, Exercise Price: $95.00	12	960
	Time Warner Cable Inc.
TWC 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	39	5,265
TWC 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	48	9,240
	Time Warner Inc.
TWX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	59	1,445
TWX 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	47	1,927
	Viacom Inc. — Class B
VIAB 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	30	1,125
VIAB 140118P00047000	Expiration: January 2014, Exercise Price: $47.00	43	1,935
VIAB 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	50	9,000
VIAB 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	8	4,000
VIAB 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	10	5,800
	The Walt Disney Company
DIS 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	25	788
DIS 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	114
			70,264

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Building Material and Garden Equipment and Supplies Dealers
	Fastenal Company
FAST 140118P00039500	Expiration: January 2014, Exercise Price: $39.50	70	$12,250
FAST 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	6	2,040
FAST 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	7	3,955
	Lowe’s Companies, Inc.
LOW 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	25	350
LOW 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	4	76
	The Sherwin-Williams Company
SHW 150117P00160000	Expiration: January 2015, Exercise Price: $160.00	5	8,325
			26,996
	Chemical Manufacturing
	Calgon Carbon Corporation
CCC 131019P00015000	Expiration: October 2013, Exercise Price: $15.00	150	6,750
	The Clorox Company
CLX 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	22	715
CLX 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	5	288
	Kronos Worldwide, Inc.
KRO 130817P00015000	Expiration: August 2013, Exercise Price: $15.00	300	12,750
	Monsanto Company
MON 140118P00085000	Expiration: January 2014, Exercise Price: $85.00	1	293
MON 150117P00090000	Expiration: January 2015, Exercise Price: $90.00	6	5,730
	Novo Nordisk A/S
NVO 130921P00150000	Expiration: September 2013, Exercise Price: $150.00	15	6,750
	The Procter & Gamble Company
PG 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	4	280
	Scotts Miracle-Gro Company — Class A
SMG 130921P00040000	Expiration: September 2013, Exercise Price: $40.00	15	450
	Sigma-Aldrich Corporation
SIAL 130720P00065000	Expiration: July 2013, Exercise Price: $65.00	14	70
SIAL 130720P00070000	Expiration: July 2013, Exercise Price: $70.00	4	20
SIAL 131019P00070000	Expiration: October 2013, Exercise Price: $70.00	91	4,322
	Westlake Chemical Corporation
WLK 131019P00075000	Expiration: October 2013, Exercise Price: $75.00	75	18,000
			56,418

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier	Contracts*	Value
	Clothing and Clothing Accessories Stores
	The Estee Lauder Companies Inc. — Class A
EL 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	29	$2,392
EL 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	15	2,700
	Tiffany & Co.
TIF 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	22	880
TIF 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	46	4,508
TIF 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	70	11,725
TIF 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	95	25,887
TIF 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	4	2,450
TIF 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	9	7,403
			57,945
	Computer and Electronic Product Manufacturing
	America Movil SAB de C.V. — Series L — ADR
AMX 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	180	9,000
AMX 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	200	20,000
	Apple, Inc.
AAPL 140118P00360000	Expiration: January 2014, Exercise Price: $360.00	23	44,390
	Bruker Corporation
BRKR 130921P00015000	Expiration: September 2013, Exercise Price: $15.00	70	4,025
	Rockwell Collins, Inc.
COL 130720P00050000	Expiration: July 2013, Exercise Price: $50.00	56	560
COL 131019P00050000	Expiration: October 2013, Exercise Price: $50.00	10	325
	SONY Corporation
SNE 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	24	3,960
SNE 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	76	18,430
	Vicor Corporation
VICR 131019P00005000	Expiration: October 2013, Exercise Price: $5.00	250	2,500
			103,190
	Construction of Buildings
	Lennar Corporation — Class A
LEN 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	3	563
LEN 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	16	8,960
			9,523
	Couriers and Messengers
	FedEx Corp.
FDX 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	6	381
FDX 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	10	1,015

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Couriers and Messengers — (Continued)
FDX 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	10	$1,280
FDX 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	74	22,940
	United Parcel Service, Inc. — Class B
UPS 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	8	328
UPS 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	11	891
UPS 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	61	6,344
UPS 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	21	2,856
UPS 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	11	1,974
			38,009
	Credit Intermediation and Related Activities
	Altisource Portfolio Solutions SA
ASPS 131019P00060000	Expiration: October 2013, Exercise Price: $60.00	56	2,240
	American Express Company
AXP 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	60	3,330
AXP 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	850
	BOK Financial Corporation
BOKF 130921P00050000	Expiration: September 2013, Exercise Price: $50.00	12	570
	Citigroup Inc.
C 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	50	3,700
	M&T Bank Corporation
MTB 130720P00080000	Expiration: July 2013, Exercise Price: $80.00	10	25
MTB 131019P00095000	Expiration: October 2013, Exercise Price: $95.00	35	2,362
	Northern Trust Corp.
NTRS 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	71	2,307
	State Street Corporation
STT 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	11	226
	Wells Fargo & Company
WFC 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	80	2,520
WFC 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	30	1,275
WFC 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	3	173
			19,578
	Defense
	CACI International Inc. — Class A
CACI 130921P00047500	Expiration: September 2013, Exercise Price: $47.50	18	585
CACI 130921P00050000	Expiration: September 2013, Exercise Price: $50.00	27	1,147
	Northrop Grumman Corporation
NOC 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	20	1,150
			2,882

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	E-Commerce
	IAC/InterActiveCorp
IACI 130720P00035000	Expiration: July 2013, Exercise Price: $35.00	117	$585
IACI 131019P00035000	Expiration: October 2013, Exercise Price: $35.00	30	1,200
IACI 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	25	4,438
IACI 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	4	1,780
			8,003
	Electric Power Distribution
	GDF Suez
GA1 131220P00014000	Expiration: December 2013, Exercise Price: €14.00	200	22,649
	RWE AG
RWE 131220P00028000	Expiration: December 2013, Exercise Price: €28.00	150	77,122
			99,771
	European Exchanges
	Deutsche Boerse AG
DB1 131220P00044000	Expiration: December 2013, Exercise Price: €44.00	140	18,405
	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	85	4,037
DHR 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	52	5,590
	McDermott International, Inc.
MDR 140118P00008000	Expiration: January 2014, Exercise Price: $8.00	85	7,650
MDR 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	580	127,600
MDR 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	46	12,995
			157,872
	Food Manufacturing
	Archer-Daniels-Midland Company
ADM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	25	550
ADM 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	225	7,875
	Bunge Limited
BG 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	46	3,910
BG 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	21	2,468
BG 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	40	6,000
BG 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	14	2,870
	Kellogg Company
K 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	37	1,110

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Food Manufacturing — (Continued)
	Mead Johnson Nutrition Company
MJN 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	58	$4,727
MJN 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	48	7,152
MJN 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	12	3,228
	Mondelez International Inc. — Class A
MDLZ1 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	30	660
MDLZ1 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	2	121
			40,671
	Food Services and Drinking Places
	Starbucks Corporation
SBUX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	118	1,593
SBUX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	85
SBUX 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	30	1,545
SBUX 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	2	402
SBUX 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	5	1,862
SBUX 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	9	4,028
SBUX 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	4	2,150
			11,665
	Funds, Trusts, and Other Financial Vehicles
	iShares MSCI Japan Index Fund
EWJ 140118P00009000	Expiration: January 2014, Exercise Price: $9.00	605	7,865
	iShares Russell 2000 Value Index Fund
IWM 140118P00079000	Expiration: January 2014, Exercise Price: $79.00	1	168
	Market Vectors Gold Miners ETF
GDX 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	50	13,825
	Market Vectors Junior Gold Miners ETF
GDXJ 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	50	6,750
	ProShares Short S&P 500 ETF
SH 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	90	15,975
	SPDR S&P 500 ETF Trust
SPY 140118P00135000	Expiration: January 2014, Exercise Price: $135.00	20	4,700
SPY 140118P00138000	Expiration: January 2014, Exercise Price: $138.00	20	5,520
SPY 141220P00140000	Expiration: December 2014, Exercise Price: $140.00	1	842
			55,645

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Gaming
	Las Vegas Sands Corp.
LVS 140118P00027250	Expiration: January 2014, Exercise Price: $27.25	70	$2,415
LVS 140118P00032250	Expiration: January 2014, Exercise Price: $32.25	32	1,776
LVS 140118P00035250	Expiration: January 2014, Exercise Price: $35.25	3	228
LVS 140118P00042250	Expiration: January 2014, Exercise Price: $42.25	52	8,970
LVS 150117P00044250	Expiration: January 2015, Exercise Price: $44.25	9	5,265
	Wynn Resorts Limited
WYNN 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	46	1,449
WYNN 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	12	444
WYNN 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	8	396
WYNN 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	4	464
WYNN 140118P00095000	Expiration: January 2014, Exercise Price: $95.00	8	1,472
WYNN 150117P00120000	Expiration: January 2015, Exercise Price: $120.00	5	8,313
			31,192
	General Merchandise Stores
	Family Dollar Stores, Inc.
FDO 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	138	14,490
FDO 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	6	915
FDO 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	14	5,110
FDO 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	9	4,050
	J.C. Penney Company, Inc.
JCP 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	6	2,070
	Sears Holdings Corporation
SHLD 140118P00030420	Expiration: January 2014, Exercise Price: $30.42	54	8,748
SHLD 140222P00030420	Expiration: February 2014, Exercise Price: $30.42	23	4,738
SHLD 140621P00047920	Expiration: June 2014, Exercise Price: $47.92	2	2,350
SHLD 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	6	3,960
			46,431
	Heavy and Civil Engineering Construction
	Bouygues SA
EN1 131220P00020000	Expiration: December 2013, Exercise Price: €20.00	150	35,535
	Holding Company
	Berkshire Hathaway Inc. — Class B
BRKB 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	23	1,897
	Icahn Enterprises LP
IEP 131221P00065000	Expiration: December 2013, Exercise Price: $65.00	4	2,220
IEP 131221P00070000	Expiration: December 2013, Exercise Price: $70.00	4	3,160

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Holding Company — (Continued)
	Leucadia National Corporation
LUK 130921P00022500	Expiration: September 2013, Exercise Price: $22.50	40	$900
LUK2 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	19	10,070
			18,247
	Hospitals
	Universal Health Services, Inc. — Class B
UHS 131019P00065000	Expiration: October 2013, Exercise Price: $65.00	1	325
	Insurance Carriers and Related Activities
	American International Group, Inc.
AIG 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	71	3,586
	Greenlight Capital Re, Ltd. — Class A
GLRE 130817P00025000	Expiration: August 2013, Exercise Price: $25.00	45	4,950
	Loews Corporation
L 130921P00040000	Expiration: September 2013, Exercise Price: $40.00	70	2,275
	Marsh & McLennan Companies, Inc.
MMC 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	16	200
	Mercury General Corporation
MCY 130921P00035000	Expiration: September 2013, Exercise Price: $35.00	30	450
	UnitedHealth Group Inc.
UNH 140118P00047000	Expiration: January 2014, Exercise Price: $47.00	60	3,840
	W. R. Berkley Corporation
WRB 130720P00040000	Expiration: July 2013, Exercise Price: $40.00	75	1,312
			16,613
	Leather and Allied Product Manufacturing
	Coach, Inc.
COH 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	11	4,730
	Lessors of Nonfinancial Intangible Assets
	(except Copyrighted Works)
	Hugoton Royalty Trust
HGT 130817P00007500	Expiration: August 2013, Exercise Price: $7.50	125	1,250
	IntercontinentalExchange Inc.
ICE 140118P00150000	Expiration: January 2014, Exercise Price: $150.00	1	485
	San Juan Basin Royalty Trust
SJT 131019P00012500	Expiration: October 2013, Exercise Price: $12.50	60	2,550
			4,285

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Machinery Manufacturing
	AGCO Corporation
AGCO 131116P00040000	Expiration: November 2013, Exercise Price: $40.00	45	$2,475
AGCO 131116P00045000	Expiration: November 2013, Exercise Price: $45.00	145	21,388
	Illinois Tool Works Inc.
ITW 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	30	3,975
	National Oilwell Varco Inc.
NOV 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	4	2,330
			30,168
	Management of Companies and Enterprises
	Cheung Kong (Holdings) Limited
1HK 131230P00110000	Expiration: December 2013, Exercise Price:
	HKD $110.00e	50	62,596
	JPMorgan Chase & Co.
JPM 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	100	2,350
JPM 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	25	738
JPM 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	12	498
	Power Corporation of Canada
POW 131019P00026000	Expiration: October 2013, Exercise Price:
	CAD $26.00	90	4,279
	Swire Pacific LTD — Class A
19HK 131230P00090000	Expiration: December 2013, Exercise Price:
	HKD $90.00f	42	13,240
			83,701
	Merchant Wholesalers, Durable Goods
	Airgas, Inc.
ARG 140118P00090000	Expiration: January 2014, Exercise Price: $90.00	40	17,600
	Merchant Wholesalers, Nondurable Goods
	Cardinal Health, Inc.
CAH 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	7	2,660
	Express Scripts Holding Company
ESRX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	20	1,250
ESRX 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	40	6,640
	McCormick & Company, Inc.
MKC 130921P00055000	Expiration: September 2013, Exercise Price: $55.00	80	1,800
			12,350

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Mining (except Oil and Gas)
	Barrick Gold Corporation
ABX 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	116	$46,400
ABX 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	42	15,540
	Cameco Corporation
CCJ 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	65	1,950
CCJ 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	219	14,235
	Dominion Diamond Corporation
DDC 130817P00012500	Expiration: August 2013, Exercise Price: $12.50	180	2,700
DDC 130817P00015000	Expiration: August 2013, Exercise Price: $15.00	170	22,100
	Franco-Nevada Corporation
FNV 131019P00030000	Expiration: October 2013, Exercise Price: $30.00	89	10,457
	Freeport-McMoRan Copper & Gold Inc.
FCX 140118P00024000	Expiration: January 2014, Exercise Price: $24.00	58	9,541
	McEwen Mining Inc.
MUX 140118P00002500	Expiration: January 2014, Exercise Price: $2.50	48	4,680
	Natural Resource Partners LP
NRP 130720P00020000	Expiration: July 2013, Exercise Price: $20.00	370	12,025
NRP 131019P00020000	Expiration: October 2013, Exercise Price: $20.00	30	3,525
	Newmont Mining Corporation
NEM 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	50	20,000
	Rio Tinto PLC — ADR
RIO 140118P00032500	Expiration: January 2014, Exercise Price: $32.50	35	4,375
RIO 140118P00037500	Expiration: January 2014, Exercise Price: $37.50	36	9,810
RIO 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	50	19,000
RIO 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	5	3,575
	Silver Wheaton Corporation
SLW 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	25	8,563
	Vale SA
VALE 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	100	27,000
			235,476
	Miscellaneous Manufacturing
	3M Co.
MMM 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	10	765
MMM 140118P00090000	Expiration: January 2014, Exercise Price: $90.00	33	4,900
	Hasbro, Inc.
HAS 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	7	2,835

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Miscellaneous Manufacturing — (Continued)
	International Game Technology
IGT 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	104	$1,560
IGT 140118P00013000	Expiration: January 2014, Exercise Price: $13.00	457	22,850
IGT 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	20	1,200
			34,110
	Motion Picture and Sound Recording Industries
	DreamWorks Animation SKG, Inc. — Class A
DWA 130921P00015000	Expiration: September 2013, Exercise Price: $15.00	82	410
DWA 130921P00017500	Expiration: September 2013, Exercise Price: $17.50	293	2,197
			2,607
	Motor Vehicle and Parts Dealers
	AutoNation, Inc.
AN 130720P00038000	Expiration: July 2013, Exercise Price: $38.00	30	375
AN 131019P00038000	Expiration: October 2013, Exercise Price: $38.00	40	3,100
	Penske Automotive Group, Inc.
PAG 131116P00025000	Expiration: November 2013, Exercise Price: $25.00	30	2,850
			6,325
	Nonmetallic Mineral Product Manufacturing
	USG Corporation
USG 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	16	6,160
	Non-Store Retailers
	eBay, Inc.
EBAY 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	411
	Liberty Interactive Corporation — Class A
LINTA 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	72	5,040
	Sotheby’s
BID 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	133	5,320
BID 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	120	16,500
BID 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	17	5,100
			32,371

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Oil and Gas Extraction
	Canadian Natural Resources Ltd.
CNQ 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	117	$14,625
CNQ 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	193	47,285
	Canadian Oil Sands Ltd.
COS 140118P00020000	Expiration: January 2014, Exercise Price:
	CAD $20.00	275	48,374
	Continental Resources, Inc.
CLR 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	1	390
CLR 150117P00070000	Expiration: January 2015, Exercise Price: $70.00	9	7,335
	Encana Corporation
ECA 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	18	1,575
ECA 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	419	100,560
	EXCO Resources, Inc.
XCO 140118P00005000	Expiration: January 2014, Exercise Price: $5.00	600	10,500
	Occidental Petroleum Corporation
OXY 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	91	4,686
OXY 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	40	9,800
OXY 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	4	1,202
	Penn West Petroleum Ltd.
PWE 130921P00008000	Expiration: September 2013, Exercise Price: $8.00	100	1,250
	StatoilHydro ASA — ADR
STO 130720P00022500	Expiration: July 2013, Exercise Price: $22.50	88	16,060
STO 131019P00022500	Expiration: October 2013, Exercise Price: $22.50	125	27,188
	Suncor Energy, Inc.
SU 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	100	5,650
SU 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	32	2,960
	Total SA — ADR
TOT 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	14	1,155
TOT 140118P00042500	Expiration: January 2014, Exercise Price: $42.50	22	2,970
TOT 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	35	7,175
	WPX Energy Inc.
WPX 140118P00012500	Expiration: January 2014, Exercise Price: $12.50	302	5,285
WPX 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	229	13,740
WPX 140118P00017500	Expiration: January 2014, Exercise Price: $17.50	10	1,400
			331,165
	Performing Arts, Spectator Sports, and Related Industries
	Live Nation Entertainment, Inc.
LYV 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	14	1,960

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Petroleum and Coal Products Manufacturing
	CVR Refining LP
CVRR 130921P00025000	Expiration: September 2013, Exercise Price: $25.00	170	$8,075
	Exxon Mobile Corporation
XOM 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	20	5,180
	Hess Corporation
HES 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	134	31,758
	Imperial Oil Ltd.
IMO 131116P00035000	Expiration: November 2013, Exercise Price: $35.00	100	9,500
	Murphy Oil Corporation
MUR 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	138	27,945
MUR 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	14	3,885
			86,343
	Pharmaceutical and Biotechnology
	Novartis AG — ADR
NVS 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	15	375
	Sanofi — ADR
SNY 130921P00041000	Expiration: September 2013, Exercise Price: $41.00	95	2,613
			2,988
	Pipeline Transportation
	The Williams Companies, Inc.
WMB 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	7	2,993
	Primary Metal Manufacturing
	ArcelorMittal
MT 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	100	7,900
	Mueller Industries, Inc.
MLI 130921P00050000	Expiration: September 2013, Exercise Price: $50.00	10	2,100
			10,000
	Professional, Scientific, and Technical Services
	Automatic Data Processing, Inc.
ADP 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	52	2,210
ADP 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	3	158
	Charles River Laboratories International, Inc.
CRL 130817P00030000	Expiration: August 2013, Exercise Price: $30.00	50	375

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Professional, Scientific, and Technical Services — (Continued)
	Iron Mountain Inc.
IRM 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	13	$9,555
			12,298
	Publishing Industries (except Internet)
	News Corporation — Class A
NWSA 140118P00022000	Expiration: January 2014, Exercise Price: $22.00	84	1,680
NWSA 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	37	8,603
			10,283
	Rail Transportation
	Canadian National Railway Company
CNI 130720P00085000	Expiration: July 2013, Exercise Price: $85.00	2	10
CNI 130720P00090000	Expiration: July 2013, Exercise Price: $90.00	7	105
	CSX Corporation
CSX 140118P00017500	Expiration: January 2014, Exercise Price: $17.50	69	2,553
CSX 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	308	24,178
	Norfolk Southern Corporation
NSC 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	22	3,080
NSC 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	8	1,440
NSC 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	56	12,880
NSC 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	37	10,915
NSC 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	7	4,900
	Union Pacific Corporation
UNP 140118P00095000	Expiration: January 2014, Exercise Price: $95.00	11	803
UNP 140118P00100000	Expiration: January 2014, Exercise Price: $100.00	5	462
			61,326
	Real Estate
	General Growth Properties, Inc.
GGP 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	345	18,803
	Vornado Realty Trust — REIT
VNO 140118P00079000	Expiration: January 2014, Exercise Price: $79.00	1	425
			19,228
	Restaurants
	The Wendy’s Company
WEN 130817P00005000	Expiration: August 2013, Exercise Price: $5.00	150	1,125

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Satellite Telecommunications
	DISH Network Corp. — Class A
DISH 140118P00029000	Expiration: January 2014, Exercise Price: $29.00	3	$202
DISH 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	4	1,070
			1,272
	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities
	CBOE Holdings Inc.
CBOE 140118P00024250	Expiration: January 2014, Exercise Price: $24.25	33	495
CBOE 140118P00026250	Expiration: January 2014, Exercise Price: $26.25	82	1,640
	The Charles Schwab Corporation
SCHW 140118P00012000	Expiration: January 2014, Exercise Price: $12.00	110	1,100
SCHW 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	140	4,200
	CME Group Inc.
CME 140118P00042000	Expiration: January 2014, Exercise Price: $42.00	28	770
CME 140118P00048000	Expiration: January 2014, Exercise Price: $48.00	75	3,375
CME 140118P00052000	Expiration: January 2014, Exercise Price: $52.00	2	125
CME 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	25	5,250
CME 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	2	810
	Interactive Brokers Group, Inc. — Class A
IBKR 140118P00012000	Expiration: January 2014, Exercise Price: $12.00	250	3,750
	Invesco Ltd.
IVZ 130720P00022000	Expiration: July 2013, Exercise Price: $22.00	110	550
IVZ 131019P00026000	Expiration: October 2013, Exercise Price: $26.00	120	5,700
	Morgan Stanley
MS 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	232	7,540
MS 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	232	12,296
			47,601
	Support Activities for Mining
	Halliburton Company
HAL 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	180	11,250
	Transocean Ltd.
RIG 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	20	14,000
			25,250

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Support Activities for Transportation
	Expeditors International of Washington, Inc.
EXPD 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	110	$6,600
EXPD 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	84	14,700
EXPD 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	30	11,700
			33,000
	Telecommunications
	DIRECTV
DTV 140118P00043000	Expiration: January 2014, Exercise Price: $43.00	15	1,110
DTV 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	2	304
	Vivendi SA
EX1 131220P00015000	Expiration: December 2013, Exercise Price: €15.00	250	44,913
VVU 131220P00015000	Expiration: December 2013, Exercise Price: €15.00	50	8,721
	Vodafone Group PLC — ADR
VOD 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	321	13,643
			68,691
	Transportation Equipment Manufacturing
	American Railcar Industries, Inc.
ARII 131221P00030000	Expiration: December 2013, Exercise Price: $30.00	2	445
	The Boeing Company
BA 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	31	1,364
BA 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	14	721
BA 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	9	562
BA 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	12	912
BA 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	1	90
	General Dynamics Corporation
GD 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	20	1,750
GD 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	25	2,813
GD 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	60	8,400
	Honda Motor Co., Ltd. — ADR
HMC 130720P00030000	Expiration: July 2013, Exercise Price: $30.00	80	600
	Toyota Motor Corporation — ADR
TM 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	16	632
TM 140118P00075000	Expiration: January 2014, Exercise Price: $75.00.	14	770
TM 140118P00085000	Expiration: January 2014, Exercise Price: $85.00	15	1,702
TM 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	25	3,413
			24,174

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Options Written — June 30, 2013 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	U.S. Equity Exchanges
	The NASDAQ OMX Group, Inc.
NDAQ 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	30	$450
NDAQ 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	100	3,500
NDAQ 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	170	9,350
NDAQ 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	51	4,462
	NYSE Euronext
NYX 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	74	481
NYX 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	4	20
			18,263
	Utilities
	FirstEnergy Corp.
FE 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	75	33,375
	Veolia Environnement — ADR
VE 130720P00010000	Expiration: July 2013, Exercise Price: $10.00	130	650
			34,025
	Waste Management and Remediation Services
	Republic Services, Inc.
RSG 130720P00030000	Expiration: July 2013, Exercise Price: $30.00	100	1,250
	Waste Management, Inc.
WM 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	35	350
WM 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	57	1,425
			3,025
	TOTAL PUT OPTIONS WRITTEN
	(premiums received $4,558,317)		$2,474,301

*	— 100 Shares Per Contract.
€	— Euros.
ADR	— American Depository Receipt.
e	— 1,000 shares per contract.
f	— 500 shares per contract.
ETF	— Exchange Traded Fund.
REIT	— Real Estate Investment Trust.
HKD	— Hong Kong Dollars.
CAD	— Canadian Dollars.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Statements of Assets & Liabilities June 30, 2013 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
ASSETS:
Investments, at value (1)(2)	$216,323,073	$10,473,831
Cash	—	446,274
Receivable for contributed capital	128,941	37,149
Receivable for investments sold	15,435	7,162
Dividends and interest receivable	115,194	10,833
Other accounts receivable	99,877	956
Other assets	13,086	1,886
Total Assets	216,695,606	10,978,091
LIABILITIES:
Payable to Adviser	182,834	9,174
Payable to Trustees and Officers	2,975	145
Payable for securities purchased	19,549	40,384
Payable for collateral received for securities loaned	38,696,520	1,943,040
Payable for withdrawn capital	45,408	179
Accrued expenses and other liabilities	34,047	11,863
Total Liabilities	38,981,333	2,004,785
Net Assets	$177,714,273	$8,973,306
(1) Cost of investments	$155,282,005	$9,313,101
(2) Includes loaned securities with a market value of	$37,536,613	$1,884,990

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Statements of Assets & Liabilities — (Continued) June 30, 2013 (Unaudited)

	The Paradigm	The Medical
	Portfolio	Portfolio
ASSETS:
Investments, at value (1)(2)	$1,279,026,869	$30,903,465
Cash	28,350	—
Receivable for contributed capital	5,534,426	21,874
Dividends and interest receivable	1,253,513	26,347
Other accounts receivable	4,873	—
Other assets	90,563	8,537
Total Assets	1,285,938,594	30,960,223
LIABILITIES:
Payable to Adviser	1,114,337	23,470
Payable to Trustees and Officers	17,628	366
Payable for securities purchased	168,183	—
Payable for collateral received for securities loaned	185,945,676	8,452,914
Payable for withdrawn capital	1,033,923	44,980
Accrued expenses and other liabilities	161,122	10,803
Total Liabilities	188,440,869	8,532,533
Net Assets	$1,097,497,725	$22,427,690
(1) Cost of investments	$1,051,964,377	$28,602,075
(2) Includes loaned securities with a market value of	$180,103,335	$7,887,464

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Statements of Assets & Liabilities — (Continued) June 30, 2013 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
ASSETS:
Investments, at value (1)(2)	$208,943,225	$72,145,443
Cash	—	749
Receivable for contributed capital	729,346	63,778
Receivable for investments sold	—	538,310
Dividends and interest receivable	326,192	72,371
Other accounts receivable	20,976	243
Other assets	10,109	6,010
Total Assets	210,029,848	72,826,904
LIABILITIES:
Payable to Adviser	160,509	62,935
Payable to Trustees and Officers	2,090	971
Payable for securities purchased	1,593,591	9,656
Payable for collateral received for securities loaned	45,095,910	13,561,294
Payable for withdrawn capital	60,074	2,486
Accrued expenses and other liabilities	27,079	18,164
Total Liabilities	46,939,253	13,655,506
Net Assets	$163,090,595	$59,171,398
(1) Cost of investments	$173,992,258	$60,531,322
(2) Includes loaned securities with a market value of	$43,583,684	$13,196,155

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Statements of Assets & Liabilities — (Continued) June 30, 2013 (Unaudited)

	The Alternative	The Multi-
	Income	Disciplinary
	Portfolio	Portfolio
ASSETS:
Investments, at value (1)(2)	$17,796,136	$68,021,378
Cash	1,799,474	27,820,230
Receivable for contributed capital	70,000	1,253,794
Receivable for investments sold	3,772	1,794
Dividends and interest receivable	65,131	581,203
Other assets	730	3,136
Total Assets	19,735,243	97,681,535
LIABILITIES:
Written options, at value (3)	617,988	2,474,301
Payable to Adviser	13,117	96,206
Payable to Trustees and Officers	288	1,363
Payable for securities purchased	750	28,355
Payable for collateral received for securities loaned	1,358,632	1,462,640
Payable for withdrawn capital	11,172	527,804
Accrued expenses and other liabilities	14,416	24,315
Total Liabilities	2,016,363	4,614,984
Net Assets	$17,718,880	$93,066,551
(1) Cost of investments	$17,917,083	$71,125,367
(2) Includes loaned securities with a market value of	$1,323,456	$1,438,865
(3) Premiums received	$939,037	$4,558,317

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Statements of Operations For the Six Months Ended June 30, 2013 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$524,139	$61,525
Interest	1,233	54
Income from securities lending	43,243	6,128
Total investment income	568,615	67,707
EXPENSES:
Investment advisory fees	1,071,912	49,712
Administration fees	39,737	1,815
Professional fees	10,460	4,143
Fund accounting fees	18,984	3,467
Trustees’ and Officers’ fees and expenses	8,923	422
Custodian fees and expenses	20,895	8,045
Other expenses	3,764	151
Total expenses	1,174,675	67,755
Net investment loss	(606,060)	(48)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	2,511,921	79,014
Net change in unrealized appreciation of:
Investments and foreign currency	23,053,815	521,674
Net realized and unrealized gain on investments	25,565,736	600,688
Net increase in net assets resulting from operations	$24,959,676	$600,640
† Net of foreign taxes withheld of:	$8,004	$4,137

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Statements of Operations — (Continued) For the Six Months Ended June 30, 2013 (Unaudited)

	The Paradigm	The Medical
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$5,901,264	$290,815
Interest	253,258	56
Income from securities lending	356,690	32,011
Total investment income	6,511,212	322,882
EXPENSES:
Investment advisory fees	6,310,013	127,789
Administration fees	234,479	4,690
Professional fees	39,259	4,556
Fund accounting fees	97,108	3,322
Trustees’ and Officers’ fees and expenses	49,665	976
Custodian fees and expenses	59,339	2,823
Other expenses	27,048	574
Total expenses	6,816,911	144,730
Net investment income (loss)	(305,699)	178,152
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	3,763,970	545,772
Net change in unrealized appreciation of:
Investments and foreign currency	180,925,422	3,478,493
Net realized and unrealized gain on investments	184,689,392	4,024,265
Net increase in net assets resulting from operations	$184,383,693	$4,202,417
† Net of foreign taxes withheld of:	$367,486	$13,542

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Statements of Operations — (Continued) For the Six Months Ended June 30, 2013 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$920,941	$523,753
Interest	481	354
Income from securities lending	32,097	20,878
Total investment income	953,519	544,985
EXPENSES:
Investment advisory fees	756,126	340,453
Administration fees	27,686	12,478
Professional fees	7,760	5,693
Fund accounting fees	12,854	7,551
Trustees’ and Officers’ fees and expenses	5,450	2,600
Custodian fees and expenses	8,698	8,114
Other expenses	2,634	1,286
Total expenses	821,208	378,175
Net investment income	132,311	166,810
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	1,752,375	2,093,589
Net change in unrealized appreciation of:
Investments and foreign currency	25,226,637	7,757,384
Net realized and unrealized gain on investments	26,979,012	9,850,973
Net increase in net assets resulting from operations	$27,111,323	$10,017,783
† Net of foreign taxes withheld of:	$10,412	$32,334

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Statements of Operations — (Continued) For the Six Months Ended June 30, 2013 (Unaudited)

	The Alternative	The Multi-
	Income	Disciplinary
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends	$16,312	$31,605
Interest	34,911	1,358,233
Income from securities lending	518	5,742
Total investment income	51,741	1,395,580
EXPENSES:
Investment advisory fees	67,395	497,366
Administration fees	3,444	19,804
Professional fees	4,364	6,833
Fund accounting fees	13,516	17,583
Trustees’ and Officers’ fees and expenses	714	3,870
Custodian fees and expenses	3,320	5,075
Borrowing expense on securities sold short	—	7,109
Other expenses	392	1,152
Total expenses	93,145	558,792
Net investment income (loss)	(41,404)	836,788
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(14,412)	937,810
Written option contracts expired or closed	(40,219)	409,648
Securities sold short	—	(141,511)
Realized gain distributions received from other investment companies	—	21,512
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(70,987)	(1,989,348)
Written option contracts	320,879	(372,738)
Securities sold short	—	(10,217)
Net realized and unrealized gain (loss) on investments	195,261	(1,144,844)
Net increase (decrease) in net assets resulting from operations	$153,857	$(308,056)

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2013	December 31,	June 30, 2013	December 31,
	(Unaudited)	2012	(Unaudited)	2012
OPERATIONS:
Net investment income (loss)	$(606,060)	$189,258	$(48)	$22,327
Net realized gain on sale of investments and foreign currency	2,511,921	4,840,072	79,014	105,224
Net change in unrealized appreciation of investments and foreign currency	23,053,815	19,951,987	521,674	1,012,392
Net increase in net assets resulting from operations	24,959,676	24,981,317	600,640	1,139,943
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
BENEFICIAL INTEREST
TRANSACTIONS:
Contributions	5,822,534	40,015,908	2,474,391	2,922,314
Withdrawals	(9,779,385)	(13,342,552)	(639,134)	(1,645,472)
Net increase (decrease) in net assets resulting from beneficial interest transactions	(3,956,851)	26,673,356	1,835,257	1,276,842
Total increase in net assets	21,002,825	51,654,673	2,435,897	2,416,785
NET ASSETS:
Beginning of period	156,711,448	105,056,775	6,537,409	4,120,624
End of period	$177,714,273	$156,711,448	$8,973,306	$6,537,409

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio		The Medical Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2013	December 31,	June 30, 2013	December 31,
	(Unaudited)	2012	(Unaudited)	2012
OPERATIONS:
Net investment income (loss)	$(305,699)	$4,387,305	$178,152	$308,836
Net realized gain on sale of investments and foreign currency	3,763,970	38,634,514	545,772	524,454
Net change in unrealized appreciation of investments and foreign currency	180,925,422	132,659,116	3,478,493	852,320
Net increase in net assets resulting from operations	184,383,693	175,680,935	4,202,417	1,685,610
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
BENEFICIAL INTEREST
TRANSACTIONS:
Contributions	72,476,185	52,951,684	4,152,403	486,550
Withdrawals	(42,613,102)	(190,008,480)	(3,236,046)	(5,069,761)
Net increase (decrease) in net assets resulting from beneficial interest transactions	29,863,083	(137,056,796)	916,357	(4,583,211)
Total increase (decrease) in net assets	214,246,776	38,624,139	5,118,774	(2,897,601)
NET ASSETS:
Beginning of period	883,250,949	844,626,810	17,308,916	20,206,517
End of period	$1,097,497,725	$883,250,949	$22,427,690	$17,308,916

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Portfolio		Opportunities Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2013	December 31,	June 30, 2013	December 31,
	(Unaudited)	2012	(Unaudited)	2012
OPERATIONS:
Net investment income	$132,311	$225,038	$166,810	$196,072
Net realized gain on sale of investments and foreign currency	1,752,375	7,836,504	2,093,589	4,863,610
Net change in unrealized appreciation of investments and foreign currency	25,226,637	12,110,059	7,757,384	2,198,782
Net increase in net assets resulting from operations	27,111,323	20,171,601	10,017,783	7,258,464
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	56,193,154	355,647	16,098,837	104,996
Withdrawals	(1,801,865)	(21,968,834)	(10,583,759)	(6,941,845)
Net increase (decrease) in net assets resulting from beneficial interest transactions	54,391,289	(21,613,187)	5,515,078	(6,836,849)
Total increase (decrease) in net assets	81,502,612	(1,441,586)	15,532,861	421,615
NET ASSETS:
Beginning of period	81,587,983	83,029,569	43,638,537	43,216,922
End of period	$163,090,595	$81,587,983	$59,171,398	$43,638,537

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Portfolio		Disciplinary Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2013	December 31,	June 30, 2013	December 31,
	(Unaudited)	2012	(Unaudited)	2012
OPERATIONS:
Net investment income (loss)	$(41,404)	$229,919	$836,788	$1,367,871
Net realized gain (loss) on sale of investments, foreign currency, written options, securities sold short and distributions received from other investment companies	(54,631)	315,020	1,227,459	1,191,225
Net change in unrealized appreciation (depreciation) of investments, foreign currency, written options and securities sold short	249,892	608,301	(2,372,303)	2,750,170
Net increase (decrease) in net assets resulting from operations	153,857	1,153,240	(308,056)	5,309,266
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	8,700,083	2,343,426	36,063,351	34,091,277
Withdrawals	(1,930,398)	(6,080,519)	(2,239,627)	(3,583,117)
Net increase (decrease) in net assets resulting from beneficial interest transactions	6,769,685	(3,737,093)	33,823,724	30,508,160
Total increase (decrease) in net assets	6,923,542	(2,583,853)	33,515,668	35,817,426
NET ASSETS:
Beginning of period	10,795,338	13,379,191	59,550,883	23,733,457
End of period	$17,718,880	$10,795,338	$93,066,551	$59,550,883

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements June 30, 2013 (Unaudited)

1. Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non-diversified” series of the Trust. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Alternative Income Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, except for The Alternative Income Portfolio and The Multi-Disciplinary Portfolio, seeks to provide investors with long-term capital growth. The Alternative Income Portfolio seeks to provide current income and gains. The Multi-Disciplinary Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

treatments and related medical technology industries and related technology industries, generally, with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Alternative Income and Multi-Disciplinary Portfolios utilizes a two-part investment strategy, which includes fixed income and derivatives components.

2. Significant Accounting Policies

Security Valuation
Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at the last quoted sales price. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

mean of the current bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2013, 0.00%, 0.00%, 0.00%, 0.00% and 0.00% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio and The Market Opportunities Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2013.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

Written Options
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2013 the following Master Portfolios held securities restricted to institutional investors (144A Securities):

		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Portfolio	$8,991,437	9.66%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2013, the following Master Portfolios held illiquid securities:

		Percentage of
	Market Value	Net Assets
The Internet Portfolio	$0.00	0.00%
The Global Portfolio	0.00	0.00%
The Paradigm Portfolio	0.00	0.00%
The Medical Portfolio	0.00	0.00%
The Market Opportunities Portfolio	0.00	0.00%

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted).

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Short-Term Investments
The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value. At June 30, 2013, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio, and The Multi-Disciplinary Portfolio invested approximately 22%, 22%, 17%, 38%, 28%, 23%, 8% and 2%, respectively, of net assets in the Mount Vernon Securities Lending Trust-Prime Portfolio which normally invests in short-term instruments with an objective of maximizing current income to the extent consistent with the preservation of capital and liquidity. Mount Vernon Securities Lending Trust-Prime Portfolio’s financial statements are available on the SEC website www.sec.gov.

Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the feeder funds daily based on their proportionate interests in the respective Master Portfolios.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

returns. As of June 30, 2013, open tax years include the tax years ended December 31, 2009 through 2012. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain Officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio began compensating the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets beginning January 1, 2013.

For the six months ended June 30, 2013, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Portfolio incurred expenses of $1,071,912, $49,712, $6,310,013, $127,789, $756,126, $340,453, $67,395 and $497,366, respectively, pursuant to the Agreements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, the Trust was allocated $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

4. Approval of Investment Advisory Contracts by Trustees of Kinetics Portfolios Trust

At a meeting of the Board of Trustees of the Trust held on March 11, 2013, the Board, including all of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the Agreements with respect to each Master Portfolio. In reaching a decision to renew the Advisory Agreements, the Board of Trustees, including all of the Independent Trustees, considered, among others (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Master Portfolios over the previous three months as well as the one, three and five-year periods ended December 31, 2012, as compared to the median of their relevant Lipper, Inc. (“Lipper”) peer group(s); (3) the contractual and actual compensation to be paid under the Agreements as compared to the compensation paid to relevant Lipper peer groups; (4) the expense ratios of the Master Portfolios, with expense waivers, as compared to expense ratios for relevant peer groups of Lipper portfolios; (5) the experience and qualifications of the Adviser’s personnel and the Adviser’s portfolio management capabilities and investment methodologies; (6) the Adviser’s operations, compliance program and policies with respect to the Code of Ethics; (7) the financial condition of the Adviser; (8) the cost of services to be provided by the Adviser and the Adviser’s profitability from each Master Portfolio for the year ended December 31, 2012; (9) the “fall-out” benefits to the Adviser and its affiliates from the relationship with the Master Portfolios; (10) the extent to which economies of scale are relevant given the Master Portfolios’ current asset size and current asset growth potential; and (11) that each Master Portfolio is designed for long-term investors. The Lipper peer group information was provided by U.S. Bancorp Fund Services, LLC, the Trust’s administrator. The Independent Trustees also discussed the continuing viability of the Master Portfolios.

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, the profits earned by the Adviser were reasonable in light of the nature, extent and quality of the services provided to

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to renew the Agreements.

5. Securities Transactions

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2013 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
The Internet Portfolio	$—	$7,464,917	$—	$5,456,626
The Global Portfolio	—	1,424,527	—	430,386
The Paradigm Portfolio	—	22,257,740	—	18,330,273
The Medical Portfolio	—	2,517,282	—	1,415,385
The Small Cap Opportunities Portfolio	—	50,041,688	—	1,180,096
The Market Opportunities Portfolio	—	8,242,662	—	4,734,767
The Alternative Income Portfolio	944,181	12,333,722	—	964,275
The Multi-Disciplinary Portfolio	—	26,884,818	—	22,856,791

As of December 31, 2012, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Net
	Unrealized
	Appreciation	Unrealized	Unrealized	Tax Cost of
	(Depreciation)	Appreciation	Depreciation	Investments
The Internet Portfolio	$37,389,100	$47,503,009	$(10,113,909)	$141,405,165
The Global Portfolio	530,504	971,345	(440,841)	7,254,536
The Paradigm Portfolio	14,767,687	141,174,440	(126,406,753)	1,011,194,563
The Medical Portfolio	(1,247,742)	3,320,860	(4,568,602)	24,573,223
The Small Cap Opportunities Portfolio	7,281,567	15,654,118	(8,372,551)	91,276,180
The Market Opportunities Portfolio	2,202,755	7,989,874	(5,787,119)	52,034,968
The Alternative Income Portfolio	(50,313)	73,341	(123,654)	2,714,513
The Multi-Disciplinary Portfolio	(869,404)	4,870,213	(5,739,617)	62,524,120

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, the Master Portfolios wrote the following options:

	Number	Premium
	of Contracts	Amount
The Alternative Income Portfolio
Outstanding at the Beginning of the Year	1,766	$301,071
Options Written	4,637	703,205
Options Expired	(5)	(1,386)
Options Closed	(652)	(63,853)
Outstanding at June 30, 2013	5,746	$939,037

The Multi-Disciplinary Portfolio
Outstanding at the Beginning of the Year	24,136	$5,091,981
Options Written	24,808	4,247,722
Options Exercised	(1,215)	(302,011)
Options Expired	(13,650)	(2,450,811)
Options Closed	(11,285)	(2,028,564)
Outstanding at June 30, 2013	22,794	$4,558,317

6. Portfolio Securities Loaned

As of June 30, 2013, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2013, were as follows:

	Securities	Collateral
The Internet Portfolio	$37,536,613	$38,696,520
The Global Portfolio	1,884,990	1,943,040
The Paradigm Portfolio	180,103,335	185,945,676
The Medical Portfolio	7,887,464	8,452,914
The Small Cap Opportunities Portfolio	43,583,684	45,095,910
The Market Opportunities Portfolio	13,196,155	13,561,294
The Alternative Income Portfolio	1,323,456	1,358,632
The Multi-Disciplinary Portfolio	1,438,865	1,462,640

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

7. Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2013		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Ratio of expenses to average net assets:
Before expense reduction	1.37	%(1)	1.37%	1.38%	1.37%	1.37%	1.34%
After expense reduction	1.37	%(1)	1.37%	1.38%	1.37%	1.37%	1.34%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	(0.71	)%(1)	0.16%	(0.43)%	(0.33)%	(0.04)%	1.59%
After expense reduction	(0.71	)%(1)	0.16%	(0.43)%	(0.33)%	(0.04)%	1.59%
Portfolio turnover rate	4%		9%	32%	12%	14%	19%

(1) Annualized.

	The Global Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2013		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Ratio of expenses to average net assets:
Before expense reduction	1.70	%(1)	1.77%	2.23%	2.43%	2.81%	2.46%
After expense reduction	1.70	%(1)	1.77%	2.23%	2.43%	2.81%	2.46%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.00	%(1)	0.40%	0.61%	(0.51)%	(0.74)%	0.83%
After expense reduction	0.00	%(1)	0.40%	0.61%	(0.51)%	(0.74)%	0.83%
Portfolio turnover rate	6%		23%	135%	122%	53%	98%

(1) Annualized.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

	The Paradigm Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2013		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Ratio of expenses to average net assets:
Before expense reduction	1.35	%(1)	1.36%	1.37%	1.36%	1.36%	1.33%
After expense reduction	1.35	%(1)	1.36%	1.37%	1.36%	1.36%	1.33%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	(0.06	)%(1)	0.50%	0.37%	0.83%	1.15%	0.86%
After expense reduction	(0.06	)%(1)	0.50%	0.37%	0.83%	1.15%	0.86%
Portfolio turnover rate	2%		6%	58%	7%	15%	34%

(1) Annualized.

	The Medical Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2013		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Ratio of expenses to average net assets:
Before expense reduction	1.42	%(1)	1.44%	1.40%	1.39%	1.43%	1.42%
After expense reduction	1.42	%(1)	1.44%	1.40%	1.39%	1.43%	1.42%
Ratio of net investment income to average net assets:
Before expense reduction	1.74	%(1)	1.62%	0.86%	0.55%	1.14%	1.02%
After expense reduction	1.74	%(1)	1.62%	0.86%	0.55%	1.14%	1.02%
Portfolio turnover rate	7%		0%	5%	3%	13%	28%

(1) Annualized.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

	The Small Cap Opportunities Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2013		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Ratio of expenses to average net assets:
Before expense reduction	1.36	%(1)	1.44%	1.43%	1.42%	1.42%	1.36%
After expense reduction	1.36	%(1)	1.44%	1.43%	1.42%	1.42%	1.36%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.22	%(1)	0.27%	0.03%	0.02%	(0.05)%	0.51%
After expense reduction	0.22	%(1)	0.27%	0.03%	0.02%	(0.05)%	0.51%
Portfolio turnover rate	1%		22%	47%	4%	4%	16%

(1) Annualized.

	The Market Opportunities Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2013		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Ratio of expenses to average net assets:
Before expense reduction	1.39	%(1)	1.43%	1.42%	1.42%	1.42%	1.36%
After expense reduction	1.39	%(1)	1.43%	1.42%	1.42%	1.42%	1.36%
Ratio of net investment income to average net assets:
Before expense reduction	0.61	%(1)	0.44%	0.30%	0.56%	0.26%	1.25%
After expense reduction	0.61	%(1)	0.44%	0.30%	0.56%	0.26%	1.25%
Portfolio turnover rate	10%		26%	14%	12%	14%	77%

(1) Annualized.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

	The Alternative Income Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2013		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Ratio of expenses to average net assets:
Before expense reduction	1.24	%(1)	1.49%	1.42%	1.47%	1.49%	1.49%
After expense reduction	1.24	%(1)	1.49%	1.42%	1.47%	1.49%	1.49%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	(0.55	)%(1)	1.99%	1.47%	1.04%	0.63%	1.27%
After expense reduction	(0.55	)%(1)	1.99%	1.47%	1.04%	0.63%	1.27%
Portfolio turnover rate	9%		56%	69%	111%	45%	66%

(1) Annualized.

	The Multi-Disciplinary Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	February 11,
	Months Ended		Ended	Ended	Ended	Ended	2008^ through
	June 30, 2013		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Ratio of expenses to average net assets:
Before expense reduction	1.40	%(1)	1.45%	1.54%	2.41%	3.66%	5.09	%(1)
After expense reduction	1.40	%(1)	1.45%	1.54%	2.41%	3.66%	5.09	%(1)
Ratio of net investment income (loss) to average net assets:
Before expense reduction	2.10	%(1)	3.23%	8.00%	2.58%	(1.20)%	(3.49	)%(1)
After expense reduction	2.10	%(1)	3.23%	8.00%	2.58%	(1.20)%	(3.49	)%(1)
Portfolio turnover rate	36%		41%	74%	38%	77%	N/A	(2)

^       Commencement of operations.
(1)   Annualized.
(2)   The Portfolio did not hold any long-term securities during the period, therefore the portfolio turnover is not applicable.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

8. Summary of Fair Value Exposure

Various inputs are used in determining the value of a Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Portfolio has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of June 30, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$159,873,491	$944,041	(1)	$—	(2)*	$160,817,532
Escrow Notes	—	—		—	*	—	*
Rights	—	1,224		—		1,224
Short-Term Investments	8,007,797	8,800,000	+	—		16,807,797
Investments Purchased with the Cash Proceeds from Securities Lending	38,696,520	—		—		38,696,520
Total Investments in Securities	$206,577,808	$9,745,265		$—	*	$216,323,073

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Administrative and Support Services	$1,722
Rental and Leasing Services	938,952
Telecommunications	3,367
$944,041

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Holding Company	$—	*
Special Purpose Entity	—	*
	$—	*

Transfers out of Level 1 into Level 2	$941,898

Transfers were made between Level 1 into Level 2 due to a decrease in market activity. Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$3
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)		(3)
Net purchases	—
Net sales	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2013	$—	*

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	06/30/2013	Techniques	Input	Range
Common Stocks	$ —*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00
Escrow Notes	—*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^           See Portfolio of Investments for breakout of investments by industry classification.
*           Amount is less than $0.50.
+           Priced at amortized cost.

The Global Portfolio

The following is a summary of the inputs used to value The Global Portfolio’s net assets as of June 30, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$7,465,074	$260,570	(1)	$—		$7,725,644
Preferred Stocks	19	—		—		19
Rights	—	—	*	—	*	—	*
Warrants	230	—		—		230
Short-Term Investments	404,898	400,000	+	—		804,898
Investments Purchased with the Cash Proceeds from Securities Lending	1,943,040	—		—		1,943,040
Total Investments in Securities	$9,813,261	$660,570		$—	*	$10,473,831

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Holding Company	$24,383
Insurance Carriers and Related Activities	58,986
Oil and Gas Extraction	47,795
Pharmaceutical and Biotechnology	415
Real Estate	128,991
$260,570
Transfers out of Level 1 into Level 2	$47,795
Transfers out of Level 2 into Level 1	15,808

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

Transfers were made between Level 1 into Level 2 due to a decrease in market activity.
Transfers were made between Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases	—	*
Net sales	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2013	$—	*

	Fair Value at	Valuation	Unobservable
Description	06/30/2013	Techniques	Input	Range
Rights	$—*	Market	No active	$0.00-$0.00
		Comparables	market

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^           See Portfolio of Investments for breakout of investments by industry classification.
*           Amount is less than $0.50.
+           Priced at amortized cost.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of June 30, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$1,002,163,223	$898,599	(1)	$—	(2)*	$1,003,061,822
Convertible Bonds	—	4,987,500		—		4,987,500
Preferred Stocks	3,240	—		—		3,240
Short-Term Investments	31,028,631	54,000,000	+	—		85,028,631
Investments Purchased with the Cash Proceeds from Securities Lending	185,945,676	—		—		185,945,676
Total Investments in Securities	$1,219,140,770	$59,886,099		$—	*	$1,279,026,869

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Holding Company	$16,256
Real Estate	882,343
$898,599

Transfers out of Level 2 into Level 1	$4,989,920

Transfers were made between Level 2 into Level 1 due to an increase in market activity. Transfers between levels are recognized at the end of the reporting period.

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Credit Intermediation and Related Activities	$—	*
Holding Company	—	*
	$—	*

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$31
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)		(31)
Net purchases	—
Net sales	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2013	$—	*

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2013	Techniques	Input	Range
Common Stocks	$—*	Delisted-Acquired	No active	$0.00-$0.00
		by the U.S.	market
Government/Market
Comparables

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^           See Portfolio of Investments for breakout of investments by industry classification.
*           Amount is less than $0.50.
+           Priced at amortized cost.

The Medical Portfolio

The following is a summary of the inputs used to value The Medical Portfolio’s net assets as of June 30, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$22,138,847	$69,084	(1)	$—		$22,207,931
Rights	31,044	700		—	*	31,744
Short-Term Investments	50,876	160,000	+	—		210,876
Investments Purchased with the Cash Proceeds from Securities Lending	8,452,914	—		—		8,452,914
Total Investments in Securities	$30,673,681	$229,784		$—	*	$30,903,465

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Pharmaceutical and Biotechnology	$69,084
$69,084
Transfers out of Level 1 into Level 2	$1,936

Transfers were made between Level 1 into Level 2 due to a decrease in market activity. Transfers between levels are recognized at the end of the reporting period.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases	—	*
Net sales	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2013	$—	*

	Fair Value at	Valuation	Unobservable
Description	6/30/2013	Techniques	Input	Range
Rights	$—*	Market Comparables	No active	$0.00-$0.00
market

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists

^           See Portfolio of Investments for breakout of investments by industry classification.
*           Amount is less than $0.50.
+           Priced at amortized cost.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of June 30, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$148,471,300	$7,136,278	(1)	$—	$155,607,578
Rights	—	563		—	563
Short-Term Investments	739,174	7,500,000	+	—	8,239,174
Investments Purchased with the Cash Proceeds from Securities Lending	45,095,910	—		—	45,095,910
Total Investments in Securities	$194,306,384	$14,636,841		$—	$208,943,225

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$1,128,001
Forestry and Logging	31,160
Holding Company	2,088,843
Mining (except Oil and Gas)	583,921
Oil and Gas Extraction	1,477
Real Estate	3,224,779
Rental and Leasing Services	36,515
Telecommunications	41,582
$7,136,278

Transfers out of Level 1 into Level 2	$106,596
Transfers out of Level 2 into Level 1	17,640

Transfers were made between Level 1 into Level 2 due to a decrease in market activity.
Transfers were made between Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.
For the six months ended June 30, 2013 the Portfolio did not invest in Level 3 securities.

^           See Portfolio of Investments for breakout of investments by industry classification.
+          Priced at amortized cost.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of June 30, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$52,566,855	$1,636,981	(1)	$—	(2)*	$54,203,836
Mutual Funds	7,995	—		—		7,995
Short-Term Investments	1,572,318	2,800,000	+	—		4,372,318
Investments Purchased with the Cash Proceeds from Securities Lending	13,561,294	—		—		13,561,294
Total Investments in Securities	$67,708,462	$4,436,981		$—		$72,145,443

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Holding Company	$871,706
Real Estate	765,275
$1,636,981

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Credit Intermediation and Related Activities	$—

For the six months June 30, 2013, there were no transfers into or out of Level 1 or Level 2.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases	—
Net sales	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2013	$—	*

	Fair Value at	Valuation	Unobservable
Description	6/30/2013	Techniques	Input	Range
Common Stocks	$—*	Delisted-Acquired	No active	$0.00-$0.00
		by the U.S.	market/Market
		Government/Market	Comparables
Comparables

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists

^           See Portfolio of Investments for breakout of investments by industry classification.
*          Amount is less than $0.50.
+          Priced at amortized cost.

The Alternative Income Portfolio

The following is a summary of the inputs used to value The Alternative Income Portfolio’s net assets as of June 30, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Convertible Bonds	$—	$240,360		$—	$240,360
Corporate Bonds	—	10,129,969		—	10,129,969
Exchange Traded Funds	3,662,656	—		—	3,662,656
U.S. Government Agency Issue	—	939,999		—	939,999
Warrants	1,200	—		—	1,200
Short-Term Investments	713,320	750,000	+	—	1,463,320
Investments Purchased with the Cash Proceeds from Securities Lending	1,358,632	—		—	1,358,632
Total Investments in Securities	$5,735,808	$12,060,328		$—	$17,796,136

Liabilities
Written Options	$—	$617,988		$—	$617,988

For the six months ended June 30, 2013, there were no transfers into or out of Level 1 or Level 2, or investment in Level 3 securities.

^           See Portfolio of Investments for breakout of investments by industry classification.
+           Priced at amortized cost.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

The Multi-Disciplinary Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Portfolio’s net assets as of June 30, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Convertible Bonds	$—	$41,527,235		$—	$41,527,235
Corporate Bonds	—	15,607,390		—	15,607,390
Municipal Bonds	—	525,000		—	525,000
Exchange Traded Funds	1,307,952	—		—	1,307,952
Mutual Funds	1,891,172	—		—	1,891,172
Short-Term Investments	2,100,000	3,599,989	+	—	5,699,989
Investments Purchased with the Cash Proceeds from Securities Lending	1,462,640	—		—	1,462,640
	$6,761,764	$61,259,614		$—	$68,021,378
Liabilities
Written Options	$—	$2,474,301		$—	$2,474,301

For the six months ended June 30, 2013, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^           See Portfolio of Investments for breakout of investments by industry classification.
+          Priced at amortized cost.

9. Disclosures about Derivative Instruments and Hedging Activities

The Master Portfolios have adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.

The Alternative Income Portfolio
Statement of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2013:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
			Written option
Written Options		$—	contracts, at value	$617,988
Total		$—		$617,988

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Equity Contracts
Equity Contracts
Written Options	$(40,219)
Total	$(40,219)

Change in Unrealized Appreciation (Depreciation) on Equity Contracts
Equity Contracts
Written Options	$320,879
Total	$320,879

The Alternative Income Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2013: written option contracts (4,637 contracts) were opened and $703,205 premiums were received during the period.

The Multi-Disciplinary Portfolio
Statement of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2013:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
			Written option
Written Options		$—	contracts, at value	$2,474,301
Total		$—		$2,474,301

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Equity Contracts
Equity Contracts
Written Options	$409,648
Total	$409,648

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Equity Contracts
Equity Contracts
Written Options	$(372,738)
Total	$(372,738)

The Multi-Disciplinary Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2013: written option contracts (24,808 contracts) were opened and $4,247,722 premiums were received during the period.

10. Offsetting Assets and Liabilities

The Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The Internet Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Internet Portfolio as of June 30, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	of Assets & Liabilities	of Assets & Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description
Securities Lending	38,696,520	—	38,696,520	38,696,520	—	—
	$38,696,520	$—	$38,696,520	$38,696,520	$—	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

The Global Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Global Portfolio as of June 30, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	of Assets & Liabilities	of Assets & Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description
Securities Lending	1,943,040	—	1,943,040	1,943,040	—	—
	$1,943,040	$—	$1,943,040	$1,943,040	$—	$—

The Paradigm Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Paradigm Portfolio as of June 30, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	of Assets & Liabilities	of Assets & Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description
Securities Lending	185,945,676	—	185,945,676	185,945,676	—	—
	$185,945,676	$—	$185,945,676	$185,945,676	$—	$—

The Medical Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Medical Portfolio as of June 30, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	of Assets & Liabilities	of Assets & Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description
Securities Lending	8,452,914	—	8,452,914	8,452,914	—	—
	$8,452,914	$—	$8,452,914	$8,452,914	$—	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

The Small Cap Opportunities Portfolio

The following is a summary of the Assets and Liabilities subject to offsetting in The Small Cap Opportunities Portfolio as of June 30, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	of Assets & Liabilities	of Assets & Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description
Securities Lending	45,095,910	—	45,095,910	45,095,910	—	—
	$45,095,910	$—	$45,095,910	$45,095,910	$—	$—

The Market Opportunities Portfolio

The following is a summary of the Assets and Liabilities subject to offsetting in The Market Opportunities Portfolio as of June 30, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	of Assets & Liabilities	of Assets & Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description
Securities Lending	13,561,294	—	13,561,294	13,561,294	—	—
	$13,561,294	$—	$13,561,294	$13,561,294	$—	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

The Alternative Income Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Alternative Income Portfolio as of June 30, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	of Assets & Liabilities	of Assets & Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description
Written Options	617,988	—	617,988	—	617,988	—
Securities Lending	1,358,632	—	1,358,632	1,358,632	—	—
	$1,976,620	$—	$1,976,620	$1,358,632	$617,988	$—

The Multi-Disciplinary Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Multi-Disciplinary Portfolio as of June 30, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	of Assets & Liabilities	of Assets & Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description
Written Options	2,474,301	—	2,474,301	—	2,474,301	—
Securities Lending	1,462,640	—	1,462,640	1,462,640	—	—
	$3,936,941	$—	$3,936,941	$1,462,640	$2,474,301	$—

11. Information about Proxy Voting

Information regarding how Kinetics Portfolios votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Notes to Financial Statements — (Continued) June 30, 2013 (Unaudited)

12. Information about the Portfolio Holdings

The Kinetics Portfolios Trust files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Master Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

13. Subsequent Events

In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.

14. Reverse Stock Split

During the period ended June 30, 2013, shares of The Alternative Income Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding while maintaining the Fund’s and each shareholder’s aggregate net asset value. A summary of the reverse stock split is as follows:

			Net Asset	Net Asset	Shares	Shares
			Value	Value	Outstanding	Outstanding
			Before	After	Before	After
			Reverse	Reverse	Reverse	Reverse
	Date	Rate	Split	Split	Split	Split
Alternative Income Fund,
No Load Class	5/31/13	1:10	8.52	85.20	1,331,968	133,197
Alternative Income Fund,
Class A	5/31/13	1:10	8.52	85.20	233,864	23,386
Alternative Income Fund,
Class C	5/31/13	1:10	8.39	83.90	176,674	17,667
Alternative Income Fund,
Institutional Class	5/31/13	1:10	8.60	86.00	369,501	36,950

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Kinetics Mutual
Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Kinetics Asset Management LLC
470 Park Avenue South
New York NY, 10016

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

DISTRIBUTOR
Kinetics Funds Distributor LLC
470 Park Avenue South
New York, NY 10016

ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212

THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*_ /s/ Peter B. Doyle
Peter B. Doyle, President

Date                               8/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter B. Doyle
           Peter B. Doyle, President
Date_____________8/27/2013_____________________________________

By (Signature and Title)*  /s/ Leonid Polyakov
                                                    Leonid Polyakov, Treasurer

Date___8/26/2013_______________________________________________